As filed with the Securities and Exchange Commission on April 25, 2022

File No. 333-260642

811-21250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-6

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62

Allstate Life of New York Variable Life Separate Account A

(Exact Name of Registrant)

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(Name of Depositor)

800 Westchester Avenue

Suite 641 North

Rye Brook, New York 10573

(203) 762-4400

(Address of Depositor’s principal executive offices)

CT Corporation System

28 Liberty Street

Floor 42

New York, NY 10005

(212) 894-8940

(Name, Address and Telephone Number of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X ] on May 1, 2022 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on _________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

New Consultant Accumulator Variable Universal Life

Flexible Premium Variable Universal Life Insurance Policies

Issued by: Wilton Reassurance Life Company of New York

In connection with: Allstate Life of New York Variable Life Separate Account A

Mailing Address:

P.O. Box 660191, Dallas, TX 75266-0191

Telephone Number: 1-800-268-5619

Date: May 1, 2022

This Prospectus describes information you should know about the Consultant Accumulator Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.

Effective December 31, 2008, this product is no longer being offered for sale.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Policies are not FDIC insured.

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Definitions

Please refer to this list for the meaning of the following terms:

Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

Age — The Insured’s age at his or her last birthday.

Attained Age — The Insured’s age on his or her last birthday as of the Policy Issue Date and subsequent Policy Anniversaries.

Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.

Company — Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.

Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.

Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.

Grace Period — A time period of 61 days that begins on any Monthly Activity Day where the Net Surrender Value is less than the Monthly Deduction for the current Policy Month, except as provided in the Safety Net Premium provision.

Insured — The person whose life is covered by your Policy.

Investment Options - Includes each of the Sub-Accounts and the Fixed Account available to invest in.

Issue Date — The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.

Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.

Monthly Automatic Payment — A method of paying a premium each month automatically, for example by bank draft or salary deduction.

Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

Net Investment Factor — An index applied to measure the net investment performance of a Sub-Account from one Valuation Date to the next. It is used to determine the Policy Value of a Sub-Account in any Valuation Period.

Net Policy Value — The Policy Value, less any Policy Debt.

Net Premium — The Premium paid less the premium expense charge.

Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.

Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains inforce.

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Policy Debt — The sum of all unpaid Policy loans and accrued interest.

Policy Month — A one month period beginning on the same day of the month as the Issue Date of the Policy.

Policy Owner (“You” “Your”) — The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.

Policy Value — The sum of the values in the Sub-Accounts of the Separate Account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

Policy Year — A twelve-month period beginning on the Issue Date or a Policy Anniversary.

Portfolio Company(ies)— The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.

Premium — Amounts paid to us as Premium for the Policy by you or on your behalf.

Safety Net Premium — The period of time the Policy is guaranteed to stay inforce based on the payment of the Safety Net Premium.

Separate Account — Allstate Life of New York Variable Life Separate Account A, which is a segregated investment account of Wilton Reassurance Life Company of New York.

Sub-Account — A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.

Surrender Value — The Policy Value less any applicable surrender charges.

Tax Code — The Internal Revenue Code of 1986, as amended.

Valuation Date — Each day the New York Stock Exchange is open for business. Currently the New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.

Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

We, Us, Our — Our company, Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

You, Your — The person(s) having the rights of ownership defined in your Policy.

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Important Information You Should Consider About the Policy

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of $10.00 applies.

If the investor surrenders the Policy within the first 9 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 4.651% ($46.51 per $1,000 of Face Amount). For example, if you surrender your Policy, you could pay a surrender charge of up to $4,651 on a Policy with a $100,000 Face Amount.

				Charges and Deductions – Surrender Charge and Partial Withdrawal Service Fee
Transaction Charges

In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee may be charged for the second and each subsequent transfer in each calendar month. (We are currently waiving the Transfer Fee.) Fees may also be charged to exercise optional benefits.

				Charges and Deductions – Premium Expense and Fee Table - Transaction Fees
Ongoing Fees and Expenses (as annual charges)

In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Loan interest will be charged if you have taken out a loan on your Policy.

A policy fee is charged monthly.

An administrative expense charge is charged monthly.

The mortality and expense risk charge is charged monthly for Policy Value allocated to the Sub-Accounts. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account.

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:

				Charges and Deductions – Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company’s Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.10%	1.60%

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Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 9 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.

Principal Risks of Investing in the Policy
Risks Associated with Investment Options

Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.

Principal Risks of Investing in the Policy and General Description of the Policy – The Fixed Account
Insurance Company Risks

An investment in the Policy is subject to the risks related to Wilton Insurance Company of New York. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you. More information about Wilton Reassurance Life Company of New York, including its financial strength ratings, is available upon request by calling 1-800-268-5619.

General Account and Financial Condition of Wilton Reassurance Life Company of New York
Contract Lapse

Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

How Your Policy Can Lapse

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Restrictions		Location in Prospectus
Investments

We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities Market Timing and Excessive Trading and Trading Limitations Transfers - General
Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

Taxes	Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy and note that there is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.

Federal Taxes

Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Policy to investors.

We will pay commissions to broker-dealers that sell the Policies. In addition, certain bonuses and managerial compensation may be paid.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

Charges and Deductions – Commissions Paid to Broker-Dealers
Exchanges

Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.

Charges and Deductions –Commissions Paid to Broker-Dealers and Surrender Charges

Overview of the Policy

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For Whom is this Policy Appropriate?

This Policy is designed to provide both life insurance protection, flexibility in Premium payments and a choice of Death Benefits. It may be appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, financial goals needing a Death Benefit with an added investment component and funds that are not required to meet current needs.

What Premium Payments are Required Under the Policy?

Because the Policy is a “flexible premium” policy you have a great amount of flexibility in determining the timing and amount of your Premiums. You are required to pay a first year Premium, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. After the first Policy Year, you do not have to pay the required Premium as long as you pay the cumulative Premium due under the Safety Net Premium Feature.

Under the Safety Net Premium Feature, we agree to keep the Policy, including any optional benefits, inforce for a specified period regardless of the investment performance of the Sub-Accounts as long as your total premiums paid (reduced for withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. When the Safety Net Premium Feature is not in effect, your Policy remains inforce as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. Payment of insufficient premiums may result in a lapse of the Policy.

Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately.

The Policy currently offers multiple Investment Options, which include Sub-Accounts and a Fixed Account option. Each Sub-Account invests in a single Portfolio Company. You may invest in up to 21 Investment Options. You may transfer money among your investment choices, subject to restrictions. Additional information about each Portfolio Company is provided in the Appendix A at the back of this Prospectus.

What are the Primary Features of the Policy?

Death Benefit. While your Policy is inforce, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.

Withdrawal Options. You may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000.

Loan Provisions. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net cumulative premium requirements, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

Optional Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. The riders we currently offer are described below in “Other Benefits Available Under the Policy.” In our discretion, we may offer additional riders or stop offering a rider. All riders can be concurrently elected. Riders requiring an additional cost will reduce your Policy Value due to the cost of the rider.

Riders

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Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65.

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•	Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.

•	Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.

•	Additional Insured Term Rider – This rider provides life insurance coverage on an Additional Insured.

•	Primary Insured Term Rider – This rider provides additional term life insurance coverage on the Primary Insured.

•

Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

•	Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value.

Other Benefits

•	Dollar Cost Averaging - You may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account or Fixed Account.

•	Portfolio Rebalancing - We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Premium Expense Charge	When you pay a premium	5.25% of the Premium amount
Surrender Charge	When you surrender your Policy during the first 9 Policy Years	Maximum: $46.51 per $1,000 of Face Amount Minimum: $3.32 per $1,000 of Face Amount
Year One Charge for a Representative Investor(1) Surrender Charge for 45-year old Male Non-Smoker, $120,000 Face Amount	When you surrender your Policy	$19.31 per $1,000 of Face Amount
Partial Withdrawal Service Fee	When you make a withdrawal	$10.00
Transfer Fee(2)	Second and each subsequent transfer in each calendar month	Maximum $10.00
Accelerated Death Benefit Rider, Terminal Illness	When Benefit Elected	N/A
Overloan Protection Rider(3)	When Benefit Elected	4.5% of Policy Value

(1)

The charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular charges that would apply to you by contacting the number on the cover page.

(2)	We are currently waiving this fee.

(3)	Only for policies applied for on or after August 27, 2007.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolio Company’s fees and expenses.

Periodic Charges Other Than Annual Portfolio Company’s Expenses

Charge	When Charge is Deducted	Amount Deducted - Guaranteed
Base Policy Charge:
Cost of Insurance(1) Maximum and Minimum Charge	Monthly	Maximum: $83.33 per $1,000 Net Amount at Risk Minimum: $0.06 per $1,000 Net Amount at Risk
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue, assuming $1,825.00 annual premium		Maximum: $83.33 per $1,000 Net Amount at Risk Minimum: $0.29 per $1,000 Net Amount at Risk
Policy Fee	Monthly	$10
Mortality and Expense Risk Fees	Monthly	Years 1-10: 0.05% monthly (0.55% annually) on total monthly Sub-Account Policy Value Years 11+: 0.01% monthly (0.15% annually) on total monthly Sub-Account Policy Value
Administrative Expense Charge	Monthly for the first 10 Policy Years	Maximum: $0.21 ($2.50 annually) per $1,000 Initial Face Amount Minimum: $0.02 ($0.25) per $1,000 Initial Face Amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue.		$0.08 ($0.96 annually) per $1,000
Loan Interest Rate	Annually	Interest Rate on Preferred Loans 4% annually; Interest Rate on Standard Loans 5% annually

Optional Benefit Charges
Children’s Level Term Rider	Monthly	$0.50 per $1,000 unit of coverage
Accidental Death Benefit Rider	Monthly	Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.03 per $1,000 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue		Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.07 per $1,000 of benefit amount

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Continuation of Payment Rider	Monthly	Maximum COI: $1.54 per $100 of benefit amount Minimum COI: $0.23 per $100 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue		Maximum COI: $0.53 per $100 of benefit amount Minimum COI: $0.53 per $100 of benefit amount
Additional Insured Term Rider	Monthly	Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.06 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue		Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.06 per $1,000 benefit amount
Primary Insured Term Rider	Monthly	Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.06 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue		Maximum COI: $83.33 per $1,000 benefit amount Minimum COI: $0.06 per $1,000 benefit amount

(1)

The cost of insurance or other charge varies based on individual characteristics. The cost of insurance charge or other charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular cost of insurance or other charges that would apply to you by contacting the number on the cover page.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of the Portfolio Companies available under the Policy, including their annual expenses, is located in the Appendix A at the back of this Prospectus.

The Portfolio Company’s Annual Expenses

	Minimum	Maximum
Total Annual Operating Expenses(1) (expenses that are deducted from the Portfolio Company’s assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.60%

(1)	Expenses are shown as a percentage of the Portfolio Company’s average daily net assets (before any waiver or reimbursement) as of December 31, 2021.

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Principal Risks of Investing in the Policy

Risk of Loss. You can lose money by investing in the Policy. Amounts you allocate to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolio Companies in which those Sub-Accounts invest. You bear the investment risk that the Portfolio Companies might not meet their investment objectives. Shares of the Portfolio Companies are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Not a Short-Term Investment. This Policy is designed to provide benefits on a long-term basis. It is not suitable as a short-terms savings vehicle. You should not purchase the Policy if you may need to access the Policy Value within a short time. If you are purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which you are purchasing the Policy.

Risks Associated with Investments. Your Policy Value will vary depending on the investments options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its unique risks. You should review these investment options before making an investment decision.

Insurance Company Risks. An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you.

Policy Lapse. Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstate Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

Access to Cash Value. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We will subtract a surrender charge from your surrender proceeds during the first ten Policy Years and an additional surrender charge applies the first ten years following an increase to the Face Amount. You also may withdraw a portion of your Policy Value through a partial withdrawal. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal. Surrenders and withdrawals may have adverse tax consequences.

Tax Consequences. Your Policy is structured to meet the definition of a life insurance policy under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

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Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance policies, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1⁄2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance policy under the Tax Code. For more information on the consequences of a Policy becoming a modified endowment contracts, see Federal Taxes -Modified Endowment Contracts. For more information on the tax treatment of the Policy, in general, see “Federal Taxes ”.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.

General Description of Depositor, Registrant, and Sub-Accounts

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“Company”) serves as depositor of the Separate Account. The home office is located at 800 Westchester Avenue, Suite 641 North, Rye Brook, New York 10573 and we have offices located at 20 Glover Avenue, 4th Floor, Norwalk, CT 06850, however our administrative mailing address is P.O. Box 660191, Dallas, TX 75266-0191.

General Account and Financial Condition of Wilton Reassurance Life Company of New York. Any guarantees under the Policy that exceed your Policy Value are paid out of the Company’s general account and are subject to our financial strength and claims paying ability. Obligations funded by the general account are the death benefit, living benefits, the accelerated death benefit riders, and the Overloan Protection Rider.

We are obligated to pay all money we owe under the Policies — such as death benefits and income payments — if that amount exceeds the assets in the Separate Account. Any such amount is paid from our general account. Such amounts are subject to our financial strength and claims paying ability and our long-term ability to make such payments. We are regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account and requires us to hold a specific amount of reserves to meet contractual obligations payable out of our general account. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. State regulators also require Wilton Reassurance Life Company of New York to maintain a minimum amount of capital, to act as a cushion in the event the Company suffers a financial impairment. But there is no guarantee that we will always be able to meet our claims paying obligations, and there are risks associated with purchasing any insurance product.

We encourage Policy Owners to read and understand our financial statements. Our financial statements are included in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information without charge by writing to us at P.O. Box 660191, Dallas, TX 75266-0191 or calling us at 1-800-268-5619.

The Separate Account. Allstate Life of New York Variable Life Separate Account A is the registrant of the policies. It was originally established in 1995, as a segregated asset account of Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York was acquired by Wilton Reassurance Company on October 1, 2021 and subsequently on November 1, 2021 merged into Wilton Reassurance Life Company of New York on the same date. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or the Company. Allstate Life of New York Variable Life Separate Account A is a segregated separate account of the Company. Wilton Reassurance Life Company of New York owns the assets of the Separate

15    PROSPECTUS

Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Wilton Reassurance Life Company of New York other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Wilton Reassurance Life Company of New York’s other assets. Wilton Reassurance Life Company of New York is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolio Companies. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts, or the Portfolio Companies. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolio Companies and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

The street address for the Allstate Life of New York Variable Life Separate Account A is 20 Glover Avenue, 4th Floor, Norwalk, CT 06850, with a mailing address of P.O. Box 660191, Dallas, TX 75266-0191.

Sub-Accounts. You may allocate your purchase payments to various Sub-Accounts. Each Sub-Account invests in the shares of a corresponding Portfolio Company. Each Portfolio Company has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name; its type or a brief statement of its investment objectives; its investment adviser and any sub-investment adviser; current expenses; and performance is included in the Appendix A at the back of this Prospectus. Certain Portfolio Companies may not be available depending on the date you purchased your Policy. In addition, certain Portfolio Companies are closed to Policy Owners not invested in the specified Portfolio Companies by a designated date.

We do not provide investment advice, nor do we recommend any particular Sub-Account. You bear the risk of any decline in the value of Sub-Accounts resulting from the performance of the Sub-Accounts. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolio Companies when making an allocation to the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolio Companies held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of Portfolio Company shares as to which a Policy Owner may give instructions as of the record date for a Portfolio Company’s shareholder meeting.

The number of votes you are entitled to for a Portfolio Company’s shares held in a Sub-Account in which you are invested is determined by dividing your Sub-Account value attributable to the Portfolio Company by the net asset value of a single Portfolio Company share. Fractional shares will be counted.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio Company shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio Company are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

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We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolio Companies or to approve or disapprove an investment advisory contract for one or more of the Portfolio Companies.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolio Companies if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio Company or would result in the purchase of securities for the Portfolio Company which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio Company. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio Company shares without obtaining instructions from our Policy Owners, and we may choose to do so.

Charges and Deductions

Premium Expense Charge. Before we allocate a Premium to the Policy Value, we subtract the premium expense charge. The premium expense charge equals 5.25% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

New York does not currently have a premium tax.

Monthly Deduction. On the Issue Date and on each Monthly Activity Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)	the policy fee;

2)	the administrative expense charge;

3)	the mortality and expense risk charge;

4)	the cost of insurance charge for your Policy; and

5)	the cost of certain additional benefits provided by riders, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.

Policy Fee. The monthly policy fee will never be more than $10.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The policy fee is waived after the Insured’s age 100.

Administrative Expense Charge. The monthly Administrative Expense Charge applies for the first 10 Policy Years The rate is set at Policy issue. The monthly Administrative Expense Charge rates are individualized depending on the Insured’s age at Policy Issue. The maximum monthly Administrative Expense Charge is $0.2083 per $1,000 of Face Amount and the maximum annual Administrative Expense Charge is $2.4996 per $1,000 of Face Amount. This charge covers administration expenses and issuance costs. A monthly

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Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured’s attained age at the time of the increase. The applicable charge applies for ten years from the date of the increase. The Administrative Expense Charge is waived after the Insured’s age 100.

Mortality and Expense Risk Charge. For the first ten Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.55% of the net Policy Value allocated to the Sub-Accounts. Thereafter, the annual rate is 0.15%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The Mortality and Expense Risk Charge is waived after the Insured’s Age 100.

Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The net amount at risk is (a) – (b), where: (a) is the Death Benefit as of the current Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the current Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (45-Year Old Non-Smoking Male):
Face Amount	$100,000
Death Benefit Option	1
Policy Value on the Current Monthly Activity Day	$30,000
Insured’s Attained Age	45
Corridor Percentage	215%
Death Benefit	$100,000

On the Monthly Activity Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 215% = $64,500). See Death Benefits - Death Benefits- Death Benefit Options. Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) – $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% × $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/1.0032737) – $50,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decreases in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Policy Value”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at

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the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above.. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary (“1980 CSO”) Smoker and Non-Smoker Mortality Table, based on the Insured’s sex, smoker status, and age.

Beginning on the Policy Anniversary following the Insured’s 100st birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fee.

Loans. The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 4%. The annual interest rate charged for preferred loans is 4.0%,. All non-preferred loans will be treated as a standard loan. Standard loans are charged an annual interest rate of 5.0%. See Policy Loans for information regarding how Policy loans are deducted from the relevant accounts. For additional information please refer to Policy Loans section.

Rider Charges. If your Policy includes one or more optional benefits, a rider charge applicable to each optional benefit you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The charge for the Children’s Level Term Rider is $0.50 per $1,000 unit of coverage. The Accidental Death Benefit Rider cost of insurance charge varies based on the insured’s age when added to the Policy; the maximum cost of insurance for this rider is $0.13 per $1,000 of benefit amount and the minimum cost of insurance is $0.03 per $1,000 of benefit amount. The Continuation of Payment Rider cost of insurance charge varies based on the insured’s sex and age when added to the Policy; the maximum cost of insurance for this rider is $1.54 per $100 of benefit amount and the minimum cost of insurance is $0.23 per $100 of benefit amount. The Additional Insured Term Rider cost of insurance charge varies based on the insured’s age, sex, rider Face Amount, and underwriting status when added to the Policy; the maximum cost of insurance for this rider is $83.33 per $1,000 of benefit amount and the minimum cost of insurance is $0.06 per $1,000 of benefit amount. The Primary Insured Term Rider cost of insurance charge varies based on the insured’s age at issue, sex, and underwriting status; the maximum cost of insurance for this rider is $83.33 per $1,000 of benefit amount and the minimum cost of insurance is $0.06 per $1,000 of benefit amount. Rider charges for a representative insured are in the “Periodic Charges Other Than Portfolio Company’s Operating Expenses” table of this Prospectus. The Accelerated Death Benefit Rider, Terminal Illness Rider may be added to your policy at any time for no additional cost. The Overloan Protection Rider has a transaction fee of 4.5% of the Policy Value if the benefit is elected. For a description of the optional riders, see “Other Benefits Available Under the Policy”.

Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

Portfolio Company Charges. You indirectly bear the charges and expenses of the Portfolio Companies whose shares are held by the Sub-Accounts to which you allocate your Policy Value. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the prospectuses for the appropriate Portfolio Companies.

We receive compensation from the investment advisers or administrators of some of the Portfolio Companies. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolio Companies. Such compensation typically is a percentage of the

19    PROSPECTUS

Separate Account assets invested in the relevant Portfolio Company and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolio Companies for providing certain services primarily intended to assist in the account servicing of the Portfolio Company’s shares held by corresponding Sub-Accounts.

Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$19.31
Male Smoker	$23.49
Female Non-Smoker	$16.00
Female Smoker	$18.28

Accordingly, if the Insured were a male non-smoker age 45 and the Policy’s Face Amount were $100,000, the surrender charge initially would be $1,931.00.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker	$46.06
Male Smoker	$46.51
Female Non-Smoker	$42.56
Female Smoker	$46.33

If you surrender your Policy after nine Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured’s sex, age when your Policy was issued, status as a smoker or non-smoker, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:

POLICY YEAR	Male, Nonsmoker Age 45	Male, Smoker Age 45	Female, Nonsmoker Age 45	Female, Smoker Age 45
1	100%	100%	100%	100%
2	100%	100%	100%	100%
3	100%	100%	100%	100%
4	85%	85%	85%	85%
5	71%	71%	71%	71%
6	57%	57%	57%	57%
7	43%	43%	43%	43%
8	29%	28%	28%	28%
9	15%	15%	14%	15%
10	0%	0%	0%	0%

Thus, in the example given above, if the Policy were surrendered during the seventh Policy Year, the surrender charge would equal [$830.33 ($1,931.00 × 43%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

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Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured’s age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a ten Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured’s age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face Amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent or contact our Service Center at the number on the cover page of this prospectus. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The premium expense charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the premium expense charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

Partial Withdrawal Service Fee. We do not assess a surrender charge for a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10, for a partial withdrawal from the remaining Policy Value to cover our expenses relating to the partial withdrawal.

Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Commissions Paid to Broker-Dealers. The Policies were offered on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives may be eligible for a trail commission of 0.70% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and the terms of the arrangement may differ among broker-dealers and banks.

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General Description of the Policy

Policy Rights. The Policy provides a number of Policy roles. They are the Policy Owner, the Insured, and the Beneficiaries.

Policy Owner. The Policy Owner controls the Policy during the lifetime of the Insured. The Insured is the Policy Owner if no other person is named in the application as the Policy Owner. Unless you provide otherwise, as Policy Owner, you may exercise all rights granted by the Policy without the consent of anyone else. If the last-named Policy Owner dies before the Insured, then any contingent owner is the new Policy Owner. If no Policy Owner named is living, then the Policy Owner will be the estate of the last-named Policy Owner.

You may name a new Policy Owner. You must make this request in writing in a form satisfactory to us and file it with us. No such request is binding upon us until we accept it. When we accept it, it is effective as of the date you signed the request, subject to any action we have taken before we accept it.

Insured. The Insured is the person whose life is covered by this Policy.

Beneficiaries. You name the Beneficiary(ies) (Primary Beneficiary, Contingent Beneficiary) in the application for the Policy. You may change the Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their written consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions regarding the amount each Beneficiary is to receive, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Assignment. You may assign your Policy as collateral security. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

Dividends. We do not pay any dividend under the Policies.

The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of these acts. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Wilton New York. Wilton New York invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 3.0%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than those rates.

Policy and/or Registrant Changes

Changes to the Policy. We reserve the right to amend the Policy to comply with changes in requirements imposed by our regulators. Only officers of Wilton Reassurance Life Company of New York have authority to

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change this Policy. No agent may do this. Any change must be made in writing by us and is subject to any necessary regulatory approvals.

Changes to the Separate Account

Additions, Deletions and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right, subject to applicable law:

•	Operate the Separate Account in any form permitted by law;

•	Take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

•

Transfer assets from one Sub-Account to another, or to our general account and to substitute the Portfolio Companies in which the Sub-Accounts invest subject to requirements of the Investment Company Act of 1940;

•	Add, combine, or remove Sub-Accounts in the Separate Account

•	Assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and

•

Change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged by the Separate Account and the Portfolio Companies in connection with the Policies.

•	De-register the Separate Account under the Investment Company Act of 1940;

•	Manage the Separate Account under the direction of a committee or discharge such committee at any time;

•	Restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account;

•	Combine the Separate Account with one or more other separate accounts; and

•

Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this Policy belongs, to another separate account. If this type of transfer is made, the term “Separate Account”, as used in the Policy, shall mean the separate account to which the assets were transferred.

We also reserve the right, subject to applicable laws and regulations and after providing notice to you, to discontinue accepting Premium payments and/or discontinue permitting transfers into Sub-Accounts of the Separate Account.

Transfers

General. While the Policy is inforce, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee, although currently we are waiving it.

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You currently may not have Policy Value in more 21 Investment Options. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on Valuation Dates. See “Policy Value”. If we receive your request on a day that is not a Valuation Date, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent Valuation Date.

Special requirements apply to transfers from the Fixed Account. You may transfer a single payment from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

To give a third-party authorization, you must first send us a completed authorization form.

The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effective on that day at that day’s price. Calls completed after 4:00 p.m. will be effective on the Valuation Date, at that day’s price.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is inforce you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing so long as your Policy Value is spread among no more than 21 Investment Options. The interval between transfers may be monthly, quarterly, semi-annually or annually, at your option. There are no fees associated with the Dollar Cost Averaging program. Transfers made under a Dollar Cost Averaging program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after you elect the Dollar Cost Averaging program. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to

24    PROSPECTUS

increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “ Transfers — General” for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the Investment Options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. There are no fees associated with Portfolio Rebalancing. Transfers made under a Portfolio Rebalancing program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. No more than 21 Investment Options can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancing’s occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio Company and raise its expenses, which can impair the Portfolio Company’s performance and adversely affect

25    PROSPECTUS

your Policy Value. Our Policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolio Companies also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio Company, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•

we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio Company or otherwise would be to the disadvantage of other Policy Owners; or

•

we are informed by one or more of the Portfolio Companies that they intend to restrict the purchase, exchange, or redemption of the Portfolio Company shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of the Portfolio Company shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•

the total dollar amount being transferred, both in the aggregate and in the transfer request; the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

•

whether your transfers follow a pattern that appears designed to take advantage of short-term market fluctuations, particularly within certain Sub-Account underlying the Portfolio Company that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

•	whether the manager of the underlying Portfolio Company has indicated that the transfers interfere with the Portfolio Company management or otherwise adversely impact the Portfolio Company; and

•	the investment objectives and/or size of the Sub-Account’s underlying the Portfolio Company.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio Company may experience the adverse effects of market timing and excessive trading described

26    PROSPECTUS

above. If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Wilton Reassurance Life Company of New York has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Wilton New York’s trading Policy. Under these agreements, Wilton New York is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund’s frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy Value to the fund.

Short-Term Trading Fees. The underlying Portfolio Companies are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio Company’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio Company. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio Company. If a Portfolio Company elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio Company. Please consult the Portfolio Company’s prospectus for more complete information regarding the fees and charges associated with each Portfolio Company.

Purchase of Policy and Premiums

Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. The maximum issue age is 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. Not all riders may be available in all states. This Prospectus describes all material features of the Policy including all material variations.

We issue your Policy when we have determined that your application meets our underwriting requirements. The required premium for the Policy is based on the Insured’s age, sex, underwriting classification, Face Amount of the Policy, death benefit option, optional riders selected, and charges and expenses. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the

27    PROSPECTUS

Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all underwriting requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $1,000,000, we provide you with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Activity Days, Policy Months, and Policy Years.

Premium Payments. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in “Federal Taxes”. If you pay too little, the Policy will lapse subject to the Grace Period. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see “How Your Policy Can Lapse” Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.

Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy will lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes - Modified Endowment Contracts”.

Safety Net Premium. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or under at the Issue Date the specified period is the first twenty Policy Years. Otherwise the specified period runs until the Policy Anniversary after the Insured’s 80th birthday.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see “How Your Policy Can Lapse”. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any

28    PROSPECTUS

partial withdrawals and outstanding Policy loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount is the minimum Premium required in order to issue the Policy. In subsequent years, the Safety Net Premium is the same as that of the first year provided there are no changes made to your Policy. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount. Face amount increases or decreases, partial withdrawals, and death benefit option changes may also affect the monthly Safety Net Premiums.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. We will notify you and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the Safety Net Premium provision will terminate. The Safety Net Premium feature can be reinstated at any time before the Safety Net expiry date if total premium payments received, less partial withdrawals and Policy Debt are greater than the sum of the required monthly Safety Net Premiums. For more detail about the circumstances in which the Policy will lapse, see “How Your Policy Can Lapse”.

Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes - Modified Endowment Contracts.”

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your Policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your Policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional Premium into such a Policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may allocate Policy Value among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may change or waive this limit.

29    PROSPECTUS

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, your Premiums are not allocated until all requirements are satisfied. In these cases, the Premium is held in an account without interest until the outstanding requirements are satisfied. We do not credit earnings or interest before the Issue Date.

Sub-Account Valuation. Net Premium payments are credited to the Sub-Accounts on the basis of the Sub-Account valuation next determined after receipt of the Premium. For Premiums received before the New York Stock Exchange closes the Net Premium is allocated to the Sub-Accounts based on the Sub-Account Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00p.m. Central Time). If we receive the Premium after the close of the New York Stock Exchange, it is allocated based on the Sub-Account Accumulation Unit value determined at the close of the next regular session of the New York Stock Exchange. We convert amounts allocated to the Sub-Accounts into Accumulation Units by dividing the dollar amount allocated by the Accumulation Unit value for that Sub-Account on the Valuation Date when the allocation occurs.

Policy Value

General. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account plus the value of the Fixed Account and the Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1)        equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2)        is the net asset value per share of the Portfolio held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.

On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:

(1)	The total value of your Accumulation Units in the Sub-Account; plus

(2)	Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

(3)	Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus

(4)	Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus

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(6)	The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1)	Any Net Premium allocated to it, plus

(2)	Any Policy Value transferred to it from the Sub-Accounts; plus

(3)	Interest credited to it; minus

(4)	Any Policy Value transferred out of it; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6)	The portion of any Monthly Deduction allocated to the Fixed Account.

(7)	All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit Proceeds, in the following circumstances:

(i)    whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the Securities and Exchange Commission (“SEC”), so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

We may postpone paying any amount for a total surrender, a partial withdrawal, or the disbursement of a Policy loan to authenticate the signature on a request. In the event that we postpone payment, the request will not be effective until we have validated the signature on the request to our satisfaction. Once accepted, the request for a total surrender, a partial withdrawal, or a Policy loan will be paid within seven days.

Death Benefit

Death Benefits. While your Policy is inforce, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options”, we pay the Death Benefit proceeds in one sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Riders which may impact the death benefit include the Accidental Death Benefit Rider, the Additional Insured Term Rider, the Primary Insured Term Rider, the Overloan Protection Rider, and the Accelerated Death Benefit Riders. Please see “Other Benefits Available Under Your Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary

31    PROSPECTUS

have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

Death Benefit Options. The minimum Death Benefit is equal to the Face Amount. You may choose one of two Death Benefit Options:

Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the net amount at risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant net amount at risk. If this Policy is inforce on the Policy Anniversary following the insured’s 100th birthday and Option 2 has been selected, the death benefit option will change to Option 1.

While your Policy remains inforce, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 100 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, for a given Premium and Face Amount, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B
Face Amount	$100,000	$100,000
Death Benefit Option	1	1
Insured’s Attained Age	45	45
Policy Value on Date of Death	$48,000	$34,000
Applicable Corridor Percentage	215%	215%
Death Benefit	$103,200	$100,000

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).

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Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Activity Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a Death Benefit Option change. In addition, changes to the death benefit option may have tax consequences.

Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge”, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been inforce for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.

Other Benefits Available Under the Policy

General. In addition to the standard death benefits associated with the Policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

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Optional Benefit Table

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations

Children’s Level Term Rider	Provides for level term insurance on the Insured’s children.	We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you.

Accidental Death Benefit Rider	Provide additional insurance if the Insured dies from accidental bodily injury.	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.

Continuation of Payment Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

Additional Insured Term Rider	This rider provides life insurance coverage on an Additional Insured.	You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life subject to certain conditions as defined in the rider.

Primary Insured Term Rider	This rider provides additional term life insurance coverage on the Primary Insured.

You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy.

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Standard Benefit Table

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations

Accelerated Death Benefit Rider, Terminal Illness	Provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

A terminal illness is a medical condition that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.

The maximum accelerated death benefit you may receive is less than the Death Benefit and capped and subject to discounting, fees, required unpaid Premiums and any outstanding charges.

Overloan Protection Rider	Guarantees the Policy will not lapse due to Policy loans exceeding the Surrender Value.

Only available if Policy has been in force for at least 15 years and the Insured has attained age 75.

No additional premiums, withdrawals or loans are permitted.

There is a one-time charge of 4.5% of the Policy Value upon election.

The rider benefit is only available if certain conditions are met.

Dollar Cost Averaging	You may automatically transfer a set amount every month from any Sub-Account or the Fixed Account to any Sub-Account or the Fixed Account.	There is a minimum transfer amount of $100 per transfer. This cannot be used with Portfolio Rebalancing.

Portfolio Rebalancing	We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

If rebalancing is stopped, there is a 30 day waiting period to resume the program.

May not change allocation percentages more than twice in a 12 month period and total change to Fixed Account may not exceed 20%.

This cannot be used with Dollar Cost Averaging.

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Riders

●	Children’s Level Term Rider.

This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 22nd birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. The rider may be exchanged for a new term policy on the earlier of each child’s 22nd birthday, or the Insured’s age 65. We do not require evidence of insurability to exchange the rider. For example, if this rider is selected with a benefit amount of $10,000, and the insured child dies prior to their 22nd birthday when the Insured is 65 or younger, we would pay you the $10,000 benefit.

●	Accidental Death Benefit Rider

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider. For example, if this rider is selected with a $100,000 benefit and the Insured dies in an accident, such as a car wreck, prior to their 70th birthday, we would pay the Policy Beneficiary $100,000 in addition to the Death Benefit of the Policy.

●	Continuation of Payment Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider. For example, if this rider is selected with a benefit amount of $750, and the Insured becomes disabled before they reach 60, we will pay $750 to the Policy every month during the Insured’s disability.

●	Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

●	Primary Insured Term Rider

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

●	Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of

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the Insured that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable NY law. You may add this rider after your Policy is issued. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

(i)	50% of the Death Benefit as of the date the first request is paid; or

(ii)	$250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

(i)	any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

(ii)	if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

(iii)	pro-rata amount of any outstanding Policy loan; and

(iv)	twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

For example, if the Insured’s Face Amount is $100,000 and they are diagnosed with a terminal illness, such as pancreatic cancer, and their life expectancy is less than twelve months, upon the Policy Owner’s request we will pay the Policy Owner $50,000 less an administrative fee of $200. The remaining Death Benefit for the Policy payable at the Insured’s death is $50,000.

●	Overloan Protection Rider

If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value. The Overloan Protection Rider converts your Policy to a paid-up policy, which cannot lapse. As a paid- up policy, no additional premiums, withdrawals are permitted. No additional monthly charges are deducted from your Policy. You are permitted to repay any outstanding loans on the Policy. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are;

1)	the Policy has been in force for at least 15 Policy Years;

2)	the Insured has attained age 75;

3)	the Death Benefit option for the Policy must be Option 1;

4)	the Policy Debt is greater than the Face Amount;

5)	the Policy Debt is at least 90% of the Surrender Value;

6)	the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

7)	the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

8)	the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.

For example, if the Policy has a Face Amount of $100,000, the Policy Owner purchased the Policy in 2005, the current year is 2021 and the Insured’s attained age is 95. All Premiums have been withdrawn from the Policy and loans were taken. The Policy Debt currently is greater than the Face Amount and all other rider conditions are met. The Overloan Protection Rider is exercised, the one-time 4.5% charge is taken and the Policy remains inforce for the rest of the Insured’s lifetime. Once the rider has been exercised, the Policy Owner can no longer pay premiums or take loans or withdrawals.

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Other Benefits

●

Dollar Cost Averaging - Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account. See “ Transfers - Dollar Cost Averaging”. In this example, the owner elects to transfer a specified fixed amount of $1,000 monthly from Sub-Account A to Sub-Account B.

Balance of Sub-Account A Prior to Transfer	$100,000

Balance of Sub-Account B Prior to Transfer	$100,000

Transfer from Sub-Account A to Sub-Account B	$1,000

Balance of Sub-Account A After Transfer	$99,000

Balance of Sub-Account B After Transfer	$101,000

●

Portfolio Rebalancing - If you select our Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account in the Portfolio Rebalancing Program. See “Transfers - Portfolio Rebalancing”. In this example, the owner decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The owner rebalances on an annual basis. One year after $100,000 is invested in three different portfolio companies, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation Fund		Performance Year End	Allocation Prior to Rebalance		Year End Allocation After Rebalance

Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00

Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50

Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50

Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the sub-accounts within the Separate Account to reflect the specified allocation. The number of units for each Sub-Account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

Settlement Options

We pay the surrender proceeds or Death Benefit proceeds under the Policy in one sum or under one of the settlement options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest bearing account, if available. You may request settlement option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a settlement option, which will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3%. We may pay interest in excess of the guaranteed rate.

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We currently offer the five settlement options described below:

Option A — Interest. We hold the proceeds, credit interest to them and pay out the funds when the person entitled to them requests.

Option B — Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period.

Option C — Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for the longer of the payee’s life or the selected guarantee period of between five and twenty years. We make monthly payments for at least as long as the guarantee period selected. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If the payee dies after the end of the guarantee period, we stop payments when the payee dies. This settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

Option D — Joint and Survivor. We pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

Option E — Period Certain. We pay the proceeds in monthly installments for a specified number of years, from five to twenty- five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no settlement option is in effect, the Beneficiary may choose a settlement option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

Making Withdrawals: Accessing the Money in Your Policy

Surrender. While your Policy is inforce, you may surrender the Policy. Your Policy and all riders terminate on the day we receive your written request, or the surrender effective date requested by you, whichever is later. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the “Policy Value - Postponement of Payments” section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a single payment or under any of the settlement options we offer. We have set forth the tax consequences of surrendering the Policy in “Federal Taxes”.

Partial Withdrawal. While the Policy is in force after the first Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

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You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the “Policy Value - Postponement of Payments” section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes” below.

Policy Loans

General. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Postponement of Payments.”

When we make a Policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. Loan amounts are transferred from the Separate Account and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. If this is the case, the transfers from the Separate Account will be increased proportionately based on the premium allocation percentages without the Fixed Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

Loan Interest. Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest becomes part of the Policy loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non- preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 5.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.

Loan Repayment. While the Policy remains inforce, you may repay the Policy loan in whole or in part without any penalty at any time while the Insured is living. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. If you have a Policy loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy

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Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, and the Safety Net premium guarantee is not in effect, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy inforce for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “How Your Policy Can Lapse”, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax advisor for details.

Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:

Transferred Policy Value	$190,000

Transferred Policy Loan	$40,000

Surrender Value	$150,000

20% of Policy Value	$38,000

Preferred Loan	$38,000

Standard Loan	$2,000

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

Effect on Policy Value. A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy loan. The combination of an increasing loan balance, deductions for Policy charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. If eligible, you may be able to elect the Overloan Protection Rider, which converts the Policy to a paid-up policy, which would prevent the Policy from lapsing. (See “Other Benefits Available Under the Policy - Overloan Protection Rider”.) Also, if you do not repay a Policy loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

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How Your Policy Can Lapse

Lapse. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Activity Day and the Safety Net Premium is not in effect, your Policy may lapse. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy inforce after the end of the Grace Period. Additional premium may be paid during the Grace Period to assure the Safety Net Premium guarantee (if in force).

At least 61 days before the end of the Grace Period, we will send you a notice that your Policy will lapse as of a certain date and additional Premiums are necessary to keep the Policy inforce.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

Effect of Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. If such amounts are not received, your Policy will terminate, with no Death Benefit or any other coverage under your Policy. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date.

The Safety Net will apply upon reinstatement if the Safety Net Premium guarantee expiry date has not expired and cumulative premiums received at time of reinstatement exceed the Safety Net Premium times the number of months that coverage was in force, plus three additional Safety Net Premiums.

You cannot reinstate the Policy once it has been surrendered.

Statements to Policy Owners

We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

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Federal Taxes

Introduction. The following discussion is general and is not intended as tax advice. Wilton Reassurance Life Company of New York makes no guarantee regarding the tax treatment of any policy or transaction involving a policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

Taxation of the Company and the Separate Account. Wilton Reassurance Life Company of New York is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Wilton Reassurance Life Company of New York and its operations form a part of Wilton Reassurance Life Company of New York . Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Wilton Reassurance Life Company of New York believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Wilton Reassurance Life Company of New York is legally required to accumulate and maintain in order to meet future obligations under the Policies. Wilton Reassurance Life Company of New York does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes.

If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.

If a policy fails to qualify as life insurance under Section 7702, the policy will not provide any of the tax advantages normally provided by life insurance. Wilton Reassurance Life Company of New York has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the policy is the gross Premium paid for the policy minus any amounts previously received from the policy if such amounts were properly excluded from your gross income. If your policy is not a Modified Endowment Contract, Policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the policy may result in a taxable distribution before the investment in the policy is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals

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reduce the policy’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see “Federal Taxes - Modified Endowment Contracts ”.

If you are owner and Insured under the policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the owner but retains incidents of ownership in the policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:

•	Change Beneficiaries,
•	Assign the policy,
•	Revoke an assignment,
•	Pledge the policy; or
•	Obtain a Policy loan.

If you are owner and Insured under the policy, and you transfer all incidents of ownership in the policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance policies to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally, for Policies issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

•	the insured was an employee within 12 months of death;
•	proceeds are paid to the insured’s beneficiary;
•	proceeds are used to buy back any equity interest owned by the insured at the time of death; or
•	the insured was a “highly compensated employee” or “highly compensated individual.”

For purposes of the COLI rules, “highly compensated employees” are:

•	more than 5% owners;
•	directors; and
•	anyone else in the top 35% of employees ranked by pay.

“Highly compensated individuals” are individuals who are:

•	more than 10% owners;
•	one of the five highest paid officers; or
•	among the highest paid 35% of all employees.

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The COLI provision also includes notice and consent requirements, and reporting requirements.

Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the policy before the policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your policy will be treated as though it were a new policy on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy Value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the policy. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

•	distributions made on or after the date on which the taxpayer attains age 59 1⁄2;

•	distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

•

any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the Policies required to be aggregated.

Income Tax Withholding. Generally, Wilton Reassurance Life Company of New York is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, code Section 1441 provides that Wilton Reassurance Life Company of New York , as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain

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payees may be subject to the Foreign Accounts Tax Compliance Act (“FATCA”) which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions.

Diversification Requirements. For a policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the policy. Although Wilton Reassurance Life Company of New York does not have control over the Portfolio Companies or their investments, we expect the Portfolio Companies to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a Policy Owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the policy are different than those described by the IRS in private and public rulings in which it found that Policy Owners were not owners of separate account assets. For example, if your policy offers more than twenty (20) investment alternatives you have the choice to allocate premiums and Policy Values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Wilton Reassurance Life Company of New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your policy. We reserve the right to modify the policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the policy will be successful.

Generation-Skipping Transfer Tax. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any reportable policy sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance policy or any interest in such a policy with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information.

related to the Reportable Policy Sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a Reportable Policy Sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a Reportable Policy Sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale policies are required to be reported on an IRS Form 1099R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status

Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the policy will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the policy.

Legal Proceedings

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Wilton Reassurance Life Company of New York is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters

All matters of New York law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under New York law, have been passed upon by Jaime Merritt, Assistant Secretary of Wilton Reassurance Life Company of New York.

Financial Statements

The statements of net assets of each of the Sub-Accounts, which comprise the Separate Account, as of December 31, 2021, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2021 appear in the Statement of Additional Information. The financial statements of Wilton Reassurance Life Company of New York as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the related financial statement schedules of Wilton Reassurance Life Company of New York and the accompanying Reports of Independent Registered Public Accounting Firm are incorporated herein from Wilton Reassurance Life Co. of New York, Form S-1, SEC File No.333-260634, filed on April 11, 2022. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

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Appendix A: Portfolio Companies Available Under the Policy

The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.accessallstate.com/product/ConsultantAccumulatorVULNY. You can also request this information at no cost by calling 1-800-268-5619 or by sending an email request to service@allstate.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

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Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/21)
			1 year	5 year	10 year
To replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.	DWS Equity 500 Index VIP – Class A DWS Investment Management Americas Inc.	0.26*	28.40%	18.18%	16.24%
To maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP – Class A DWS Investment Management Americas Inc.	0.62	10.95%	9.21%	8.39%
To replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP – Class A DWS Investment Management Americas Inc.	0.39*	14.50%	11.69%	12.98%
The fund seeks capital appreciation.	Invesco VI American Franchise Fund – Series I Invesco Advisers, Inc.	0.86	11.92%	21.74%	17.37%
Long-term growth of capital.	Invesco VI Core Equity Fund - Series I Invesco Advisers, Inc.	0.80	27.74%	13.97%	12.27%
The fund seeks capital appreciation.	Invesco VI Discovery Mid Cap Growth Fund - Series I Invesco Advisers, Inc.	0.83	19.10%	23.08%	17.84%
The fund seeks capital appreciation.	Invesco VI Global Fund - Series II Invesco Advisers, Inc.	1.03	15.17%	17.88%	13.96%
Total return comprised of current income and capital appreciation.	Invesco VI High Yield Fund - Series I Invesco Advisers, Inc.	0.94	4.38%	4.69%	5.62%
The fund seeks capital appreciation.	Invesco Oppenheimer VI International Growth Fund – Series I Invesco Advisers, Inc.	1.00	10.22%	11.88%	9.74%
The fund seeks capital appreciation.	Invesco VI Main Street Mid Cap Fund® - Series I Invesco Advisers, Inc.	0.93	23.24%	11.44%	10.81%
The fund seeks capital appreciation.	Invesco VI Main Street Small Cap Fund® - Series I Invesco Advisers, Inc.	0.84	22.55%	13.73%	14.69%
Total return comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I Invesco Advisers, Inc.	0.68	-2.27%	2.47%	1.77%
Seeks long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Invesco Advisers, Inc.	0.74	28.51%	10.22%	12.33%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2 Fred Alger Management, LLC	0.91	19.13%	24.19%	19.08%
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.80*	11.84%	25.60%	17.91%
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.90*	4.20%	21.83%	16.36%

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Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/21)
			1 year	5 year	10 year
To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.59	9.92%	10.01%	8.65%
Long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.60	27.83%	20.17%	16.64%
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class Fidelity Management & Research Company (FMR)	0.51	24.89%	11.95%	12.53%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.23	0.01%	0.93%	0.51%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.61	23.21%	26.29%	19.70%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.10	28.58%	18.34%	16.44%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.39	-0.61%	4.33%	3.54%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.77	19.70%	14.44%	10.83%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Service Shares Janus Henderson Investors US LLC	0.86	16.91%	14.10%	11.53%
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.77	22.90%	25.58%	20.29%
Long-term growth of capital.	Janus Henderson Global Research Portfolio – Service Shares Janus Henderson Investors US LLC	1.02	17.80%	16.41%	13.31%

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Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/21)
			1 year	5 year	10 year
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Service Shares Janus Henderson Investors US LLC	0.92	19.42%	8.48%	10.02%
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares Janus Henderson Investors US LLC	1.12	13.29%	13.08%	5.98%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I Morgan Stanley Investment Management Inc.	0.57*	0.10%	34.57%	24.26%
Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I Morgan Stanley Investment Management Inc.	0.82*	39.80%	5.64%	8.21%
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.65*	18.60%	11.83%	10.43%
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.65	11.00%	8.62%	7.71%
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.63*	2.51%	4.60%	3.81%
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.65	15.09%	10.58%	9.43%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.64*	6.66%	6.77%	5.81%
Long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio Service Shares Lazard Asset Management LLC	1.38	5.80%	5.34%	3.84%
Long-term growth of capital as its primary objective. Current income as a secondary objective.	ClearBridge Variable Large Cap Value Portfolio - Class I Legg Mason Partners Fund Advisor, LLC	0.71	21.94%	21.52%	19.44%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class I Legg Mason Partners Fund Advisor, LLC	0.82	1.33%	5.36%	5.80%
Seeks capital appreciation.	MFS® Investors Trust Series - Initial Class Massachusetts Financial Services Company	0.78*	26.81%	17.24%	15.46%
Seeks capital appreciation.	MFS® New Discovery Series - Initial Class Massachusetts Financial Services Company	0.87*	1.80%	21.30%	16.15%

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Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks total return.	MFS® Total Return Series - Initial Class Massachusetts Financial Services Company	0.61*	14.12%	9.84%	9.59%
Seeks total return.	MFS® Utilities Series - Initial Class Massachusetts Financial Services Company	0.78*	14.09%	11.89%	9.93%
Seeks capital appreciation.	MFS® Value Series - Initial Class Massachusetts Financial Services Company	0.70*	25.45%	12.25%	13.42%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio - Initial Class Massachusetts Financial Services Company	0.72*	3.49%	5.24%	5.87%
Seeks capital appreciation.	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Massachusetts Financial Services Company	0.77*	25.97%	22.84%	17.58%
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged) - Administrative Shares Pacific Investment Management Company LLC	0.91	-1.96%	3.05%	4.39%
Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Shares Pacific Investment Management Company LLC	0.67	5.59%	5.33%	3.05%
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares Pacific Investment Management Company LLC	0.65	-1.27%	3.94%	3.43%
High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA Putnam Investment Management, LLC	0.70	5.20%	5.62%	6.33%
Capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA Putnam Investment Management, LLC	0.87	15.28%	8.38%	7.27%
Long-term capital appreciation	Guggenheim VT Long Short Equity Fund Guggenheim Investments	1.60	23.80%	6.51%	5.83%
Long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I T. Rowe Price Associates, Inc.	0.75*	17.62%	23.28%	19.23%
A high level of dividend income and long-term capital growth primarily through investment in stocks.	T. Rowe Price Equity Income Portfolio – I T. Rowe Price Associates, Inc.	0.74*	25.55%	11.01%	11.81%
Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	VanEck VIP Emerging Markets Fund - Initial Class Van Eck Associates Corporation	1.16	-11.87%	9.29%	6.88%

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Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/21)
			1 year	5 year	10 year
Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class Van Eck Associates Corporation	1.09	18.92%	2.24%	-0.12%
*	The Total Annual Fund Operating Expenses reflect a temporary expense reimbursement or fee waiver arrangement.

53    PROSPECTUS

We have filed a Statement of Additional Information, dated May 1, 2022, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Policies, the Separate Account and Wilton New York, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, please write to us at P.O. Box 660191, Dallas, TX 75266-0191, or call us at 1-800-268-5619. You may also contact us at the same number to request other information about the Policy and to make investor inquiries.

SEC reports and other information about the Separate Account and Wilton New York are also available to the public at the SEC’s website at http://www.sec.gov. Copies of any of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000233837

54    PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

New Consultant Accumulator® Variable Universal Life

Flexible Premium Variable Universal Life Insurance Policies

REGISTRANT: ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A (“Separate Account”)

DEPOSITOR: WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Wilton Reassurance Life Company of New York

Mailing Address

P.O. Box 660191

Dallas, Texas 75266-0191

1-800-268-5619

This Statement of Additional Information (“SAI”) is not a prospectus. Please review the Prospectus dated May 1, 2022, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-268-5619, going to https://www.accessallstate.com/product/ConsultantAcumulatorVULNY, or writing to us at the address above.

This Statement of Additional Information uses the same defined terms as the prospectus for the Policies, except as specifically noted.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

Depositor

Registrant

Non-Principal Risks of Investing in the Policy

PREMIUMS

Administrative Procedures

Loan Repayment

Allocation of Premium Payments

UNDERWRITERS

Principal Underwriter

Offering and Commissions

Other Payments

EXPERTS

FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY

Depositor

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“WRNY”) is a stock life insurance company organized under the laws of the State of New York. WRNY was incorporated in 1955.

On March 29, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company of New York to Wilton Reassurance Company (the “Transaction”). The Transaction closed on October 1, 2021. On November 1, 2021 Allstate New York merged into WRNY.

WRNY is currently licensed to operate in all fifty states, the District of Columbia and the U.S. Virgin Islands. The Policies were only offered in New York. Our headquarters is located at 800 Westchester Avenue, Suite 641, North Rye Brook, NY 10573. Our service center is located in Norwalk, Connecticut.

WRNY is a direct wholly-owned subsidiary of Wilton Reassurance Company (“WRAC”), an insurance company incorporated under the laws of the State of Minnesota. WRAC is a wholly owned subsidiary of Wilton Re US Holdings, Inc., a holding company organized under the laws of Delaware, with the ultimate controlling parent being Wilton Re Ltd.

Registrant

Allstate Life of New York Variable Life Separate Account A. Allstate New York established the Allstate Life of New York Variable Life Separate Account A on December 15, 1995, as a separate account under New York law. The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Allstate New York. As of November 1, 2021, WRNY is the owner of the assets of the Allstate Life of New York Variable Life Separate Account A. Our principal place of business address is listed above.

Non-Principal Risks of Investing in the Policy

Cyber Security Risk. We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s Values, and the disclosure of your personal or confidential information. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information system failures (e.g. hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third party service providers may adversely affect us and your interest in the Policy. For instance, system failures and cyber-attacks may interfere with our processing of Policy transactions, (including the processing of orders from our website or with the Portfolios), impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Business Continuity Risk. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Policies. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Policy-related transactions or to calculate Policy Values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Policy could be impaired.

PREMIUMS

Administrative Procedures

Premiums for this Policy are also referred to as payments. Payments are flexible. This means you may change the amount of planned payments and the time between payments. Payments are payable to us. The amount you pay will affect the Policy Value. If you pay too little, the Policy will lapse subject to the grace period.

Loan Repayment. As long as the Policy remains in force, the Policy debt may be repaid in whole or in part without penalty at any time while the Insured is living. You may designate whether a payment to us is a loan payment and/or Premium. Any payment received will be assumed to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a Premium payment. Loan repayments will be returned to the Separate Account.

Allocation of Premium Payments. We will invest the net Premium payments in the Fixed Account and the Sub-Accounts you selected on the application. Allocations are made according to the selections you made on the application unless you have changed your allocations in accordance with this provision. Your allocation selections must be in whole percentages from 0% to 100%. The total allocation must equal 100%. You may change your allocation percentages at any time by making a written request in a form satisfactory to us. We will establish a maximum number of Sub-Accounts to which you may allocate net Premium payments.

All net Premium payments will be allocated to the Fixed Account and the Sub-Accounts as of the date payments are received by us.

UNDERWRITERS

Principal Underwriter. Everlake Distributors, LLC (f/k/a Allstate Distributors, L.L.C), (“Everlake”) serves as principal underwriter of the Policies. Everlake is under the common control of Everlake Life Insurance Company. Everlake is a registered broker dealer under the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and is a member of FINRA. The principal business address for Everlake is 3100 Sanders Road, suite 303, Northbrook, IL 60062.

On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to transfer the Distributor of the Policy, Allstate Distributors, LLC, to Everlake US Holdings Company (f/k/a Antelope US Holdings Company), a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transfer”). The Transfer closed in the fourth quarter of 2021.

Offering and Commissions. The Policies were offered on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were licensed insurance agents, either individually or through an incorporated insurance agency.

The following reflects the aggregate dollar amount of underwriting commissions paid to and kept by Everlake during the last three fiscal years.

	2019	2020	2021

Commission paid to Everlake that were paid to other broker-dealers and registered representatives	0	0	0
Commission kept by Everlake	0	0	0

Other Payments. The underwriting agreement with Everlake provides that we will reimburse Everlake for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

	2019	2020	2021

Other fees paid to Everlake for distribution services	0	0	0

WRNY pays Everlake a fee for its customary services as principal underwriter.

EXPERTS

The financial statements of each of the Sub-Accounts comprising the Allstate Life of New York Variable Life Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The statutory-basis financial statements of Wilton Reassurance Life Company of New York, as of December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, incorporated by reference in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unqualified opinion on such financial statements prepared in accordance with accounting practices prescribed or permitted by the New York Department of Financial Services (“statutory basis”) and expresses an adverse opinion that the statutory-basis financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America. Such financial statements have been so incorporated by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, NY 10112.

FINANCIAL STATEMENTS

The statements of net assets of each of the Sub-Accounts, which comprise the Separate Account, as of December 31, 2021, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2021 appear in the Statement of Additional Information. The financial statements of Wilton Reassurance Life Company of New York as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the related financial statement schedules of Wilton Reassurance Life Company of New York and the accompanying Reports of Independent Registered Public Accounting Firm are incorporated herein from Wilton Reassurance Life Co of New York Form S-1, SEC File No.333-260634, filed on April 11, 2022. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

Allstate Life of New York Variable Life Separate Account A
Financial Statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Company of New York

and the Policyholders of Allstate Life of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Life of New York Variable Life Separate Account A (the “Account”) listed in Appendix A, as of December 31, 2021, the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2021, and the results of their operations, changes in their net assets, and financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York

March 31, 2022

We have served as the auditor of Allstate Life of New York Variable Life Separate Account A since 2002.

Appendix A

Allstate Life of New York Variable Life Separate Account A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

AB VPS Growth and Income Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

AB VPS International Growth Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

AB VPS International Value Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

AB VPS Small Cap Growth Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

AB VPS Small/Mid Cap Value Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Alger Balanced Class I-2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Alger Capital Appreciation Class I-2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Alger Large Cap Growth Class I-2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Alger MidCap Growth Class I- 2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Alger Small Cap Growth Portfolio Class I-2	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period August 13, 2018* to December 31, 2018 and for the Three Years ended December 31, 2021

DWS Equity 500 Index VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

DWS Global Income Builder VIP Class A II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

DWS Small Cap Index VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Asset Manager Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP ContrafundSM Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period August 13, 2018* to December 31, 2018 and for the Three Years ended December 31, 2021

Fidelity® VIP Emerging Markets Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

Fidelity® VIP Equity-Income PortfolioSM Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Government Money Market Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Growth & Income Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Growth Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP High Income Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Index 500 Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Index 500 Portfolio Service Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Investment Grade Bond Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Mid Cap Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Overseas Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Real Estate Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Fidelity® VIP Value Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period August 13, 2018* to December 31, 2018 and for the Three Years ended December 31, 2021

Fidelity® VIP Value Strategies Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton Global Bond VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

Franklin Templeton Income VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton Mutual Global Discovery VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton Mutual Shares VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton Small Cap Value VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton Strategic Income VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Franklin Templeton U.S. Government Securities VIP Fund Class 1	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Guggenheim VT U.S. Long Short Equity Fund	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco Oppenheimer V.I. Intl. Growth Fund Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. American Franchise	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. American Value	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Conservative Balanced Fund - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Core Bond Fund - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Core Equity	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Discovery Mid Cap Growth Fund - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Discovery Mid Cap Growth Fund - Series II	-	-	-	For the period April 30, 2020* to June 30, 2020#

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

Invesco V.I. Diversified Dividend Fund Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period August 13, 2018* to December 31, 2018 and for the Three Years ended December 31, 2021

Invesco V.I. Global Fund - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Global Fund - Series II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Global Strategic Income Fund - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Government Securities	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Growth and Income Fund Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. High Yield	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. International Growth Fund Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period August 13, 2018* to December 31, 2018 and For the Three Years ended December 31, 2021

Invesco V.I. Main Street Fund® - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period April 28, 2017* to December 31, 2017 and For the Four Years ended December 31, 2021

Invesco V.I. Main Street MidCap Fund - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Main Street Small Cap Fund® - Series I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Invesco V.I. Value Opportunity	-	For the Period January 1, 2021 to April 30, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #	For Four Years ended December 31, 2020 and For the Period January 1, 2021 to April 30, 2021 #

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

Janus Henderson Balanced Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Balanced Portfolio Service Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Enterprise Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Flexible Bond Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Forty Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Global Research Portfolio Service Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Mid Cap Value Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Mid Cap Value Portfolio Service Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Overseas Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Overseas Portfolio Service Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Janus Henderson Research Portfolio Institutional Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	For the Period August 13, 2018* to December 31, 2018 and For the Three Years ended December 31, 2021

Lazard Retirement Emerging Markets Equity Portfolio	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® High Yield Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® Investors Trust Series Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® Mass. Investors Growth Stock Portfolio Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® New Discovery Series Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® Total Return Series Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® Utilities Series Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

MFS® Value Series Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morgan Stanley VIF Growth Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morgan Stanley VIF U.S. Real Estate Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morningstar Balanced ETF Asset Allocation Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morningstar Conservative ETF Asset Allocation Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morningstar Growth ETF Asset Allocation Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the

PIMCO VIT Real Return Portfolio Admin. Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

PIMCO VIT Total Return Portfolio Admin. Shares	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Putnam VT High Yield Fund Class IA	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

Putnam VT International Value Fund Class IA	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

T. Rowe Price Blue Chip Growth Portfolio I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

T. Rowe Price Equity Income Portfolio I	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

VanEck VIP Emerging Markets Fund Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

VanEck VIP Global Resources Fund - Initial Class	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

*represents the date sub-account commenced operations

#represents the date sub-account ceased operations

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	AB VPS Growth and Income Class A	AB VPS International Growth Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	Alger Balanced Class I-2

ASSETS
Investments, at fair value	$24,512	$35,071	$33,687	$70,859	$4,431	$23,563

Total assets	$24,512	$35,071	$33,687	$70,859	$4,431	$23,563

NET ASSETS
Accumulation units	$24,512	$35,071	$33,687	$70,859	$4,431	$23,563

Total net assets	$24,512	$35,071	$33,687	$70,859	$4,431	$23,563

FUND SHARE INFORMATION
Number of shares	666	1,294	2,143	2,820	189	1,203

Cost of investments	$19,268	$27,554	$29,451	$55,810	$3,550	$19,950

ACCUMULATION UNIT VALUE [1]
Lowest	$33.71	$16.55	$9.53	$65.26	$35.72	$16.17
Highest	$33.71	$16.55	$9.53	$65.26	$35.72	$26.21

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	AB VPS Growth and Income Class A	AB VPS International Growth Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	Alger Balanced Class I-2

NET INVESTMENT INCOME (LOSS)
Dividends	$183	$—	$672	$—	$32	$183

Net investment income (loss)	183	—	672	—	32	183

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	835	6,449	774	3,543	1,173	1,866
Cost of investments sold	575	4,757	703	2,316	983	1,697

Realized gains (losses) on fund shares	260	1,692	71	1,227	190	169
Realized gain distributions	—	3,576	—	13,954	—	640

Net realized gains (losses)	260	5,268	71	15,181	190	809
Change in unrealized gains (losses)	4,815	(2,461)	2,456	(9,226)	1,018	2,428

Net realized and change in unrealized gains (losses) on investments	5,075	2,807	2,527	5,955	1,208	3,237

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,258	$2,807	$3,199	$5,955	$1,240	$3,420

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

*See	Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

ASSETS
Investments, at fair value	$452,498	$523,245	$668,363	$27,766	$255,538	$83,404

Total assets	$452,498	$523,245	$668,363	$27,766	$255,538	$83,404

NET ASSETS
Accumulation units	$452,498	$523,245	$668,363	$27,766	$255,538	$83,404

Total net assets	$452,498	$523,245	$668,363	$27,766	$255,538	$83,404

FUND SHARE INFORMATION
Number of shares	4,797	6,453	30,134	996	8,456	3,114

Cost of investments	$384,639	$409,867	$640,746	$35,285	$154,691	$71,093

ACCUMULATION UNIT VALUE
Lowest	$24.74	$50.47	$23.23	$23.28	$79.88	$27.19
Highest	$137.42	$75.80	$92.42	$23.28	$79.88	$27.19

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$3,399	$1,838

Net investment income (loss)	—	—	—	—	3,399	1,838

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	32,645	44,547	28,590	402	30,180	1,160
Cost of investments sold	21,639	22,938	15,179	367	19,539	991

Realized gains (losses) on fund shares	11,006	21,609	13,411	35	10,641	169
Realized gain distributions	93,417	116,657	235,263	8,733	9,968	1,112

Net realized gains (losses)	104,423	138,266	248,674	8,768	20,609	1,281
Change in unrealized gains (losses)	(32,107)	(78,296)	(221,777)	(10,743)	33,257	5,052

Net realized and change in unrealized gains (losses) on investments	72,316	59,970	26,897	(1,975)	53,866	6,333

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$72,316	$59,970	$26,897	$(1,975)	$57,265	$8,171

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

ASSETS
Investments, at fair value	$69,553	$102,888	$1,558,268	$14,185	$63,848	$1,260,719

Total assets	$69,553	$102,888	$1,558,268	$14,185	$63,848	$1,260,719

NET ASSETS
Accumulation units	$69,553	$102,888	$1,558,268	$14,185	$63,848	$1,260,719

Total net assets	$69,553	$102,888	$1,558,268	$14,185	$63,848	$1,260,719

FUND SHARE INFORMATION
Number of shares	3,733	5,613	28,671	696	5,075	48,211

Cost of investments	$53,515	$84,944	$960,748	$11,582	$64,202	$1,054,764

ACCUMULATION UNIT VALUE
Lowest	$75.63	$38.23	$22.30	$17.12	$15.59	$16.90
Highest	$75.63	$38.23	$100.61	$17.12	$20.30	$52.57

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$580	$1,641	$848	$44	$1,391	$22,443

Net investment income (loss)	580	1,641	848	44	1,391	22,443

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,886	20,722	113,902	646	3,261	62,198
Cost of investments sold	1,314	17,470	61,890	502	2,673	50,965

Realized gains (losses) on fund shares	572	3,252	52,012	144	588	11,233
Realized gain distributions	4,031	560	176,234	221	6,434	130,843

Net realized gains (losses)	4,603	3,812	228,246	365	7,022	142,076
Change in unrealized gains (losses)	3,715	4,274	116,122	1,129	(10,683)	86,857

Net realized and change in unrealized gains (losses) on investments	8,318	8,086	344,368	1,494	(3,661)	228,933

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,898	$9,727	$345,216	$1,538	$(2,270)	$251,376

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

ASSETS
Investments, at fair value	$602,611	$75,851	$1,935,457	$29,823	$1,760,824	$583,796

Total assets	$602,611	$75,851	$1,935,457	$29,823	$1,760,824	$583,796

NET ASSETS
Accumulation units	$602,611	$75,851	$1,935,457	$29,823	$1,760,824	$583,796

Total net assets	$602,611	$75,851	$1,935,457	$29,823	$1,760,824	$583,796

FUND SHARE INFORMATION
Number of shares	602,611	2,893	18,895	5,681	3,760	1,252

Cost of investments	$602,611	$62,154	$1,223,537	$30,684	$990,489	$332,633

ACCUMULATION UNIT VALUE
Lowest	$10.44	$33.73	$25.94	$21.79	$21.04	$43.80
Highest	$15.37	$33.73	$82.57	$21.79	$66.43	$43.80

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

NET INVESTMENT INCOME (LOSS)
Dividends	$65	$1,689	$—	$1,541	$19,545	$6,079

Net investment income (loss)	65	1,689	—	1,541	19,545	6,079

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	139,426	15,950	123,086	836	71,499	11,070
Cost of investments sold	139,426	13,385	68,330	880	39,539	4,294

Realized gains (losses) on fund shares	—	2,565	54,756	(44)	31,960	6,776
Realized gain distributions	—	2,945	373,792	—	10,382	3,543

Net realized gains (losses)	—	5,510	428,548	(44)	42,342	10,319
Change in unrealized gains (losses)	—	6,964	(58,447)	(300)	303,218	108,785

Net realized and change in unrealized gains (losses) on investments	—	12,474	370,101	(344)	345,560	119,104

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$65	$14,163	$370,101	$1,197	$365,105	$125,183

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

ASSETS
Investments, at fair value	$409,629	$69,479	$438,036	$63,806	$2,402	$16,038

Total assets	$409,629	$69,479	$438,036	$63,806	$2,402	$16,038

NET ASSETS
Accumulation units	$409,629	$69,479	$438,036	$63,806	$2,402	$16,038

Total net assets	$409,629	$69,479	$438,036	$63,806	$2,402	$16,038

FUND SHARE INFORMATION
Number of shares	30,684	1,688	14,960	2,680	131	978

Cost of investments	$399,794	$59,941	$304,540	$51,123	$2,258	$13,693

ACCUMULATION UNIT VALUE
Lowest	$11.93	$17.62	$16.26	$15.56	$17.09	$34.04
Highest	$22.14	$35.62	$38.26	$27.95	$17.09	$34.04

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$8,174	$395	$2,220	$620	$34	$226

Net investment income (loss)	8,174	395	2,220	620	34	226

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,359	10,748	37,407	10,797	78	602
Cost of investments sold	19,203	8,186	25,467	10,480	76	522

Realized gains (losses) on fund shares	1,156	2,562	11,940	317	2	80
Realized gain distributions	10,742	10,364	30,648	327	240	1,263

Net realized gains (losses)	11,898	12,926	42,588	644	242	1,343
Change in unrealized gains (losses)	(22,266)	620	26,770	14,562	39	1,923

Net realized and change in unrealized gains (losses) on investments	(10,368)	13,546	69,358	15,206	281	3,266

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,194)	$13,941	$71,578	$15,826	$315	$3,492

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

ASSETS
Investments, at fair value	$31,793	$31,408	$4,690	$4,392	$78,885	$42,317

Total assets	$31,793	$31,408	$4,690	$4,392	$78,885	$42,317

NET ASSETS
Accumulation units	$31,793	$31,408	$4,690	$4,392	$78,885	$42,317

Total net assets	$31,793	$31,408	$4,690	$4,392	$78,885	$42,317

FUND SHARE INFORMATION
Number of shares	2,300	1,798	231	224	4,280	1,584

Cost of investments	$38,714	$28,295	$4,425	$4,215	$69,631	$32,374

ACCUMULATION UNIT VALUE
Lowest	$15.75	$23.00	$23.36	$22.51	$34.00	$47.21
Highest	$15.75	$23.00	$23.36	$22.51	$34.00	$47.21

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,367	$125	$132	$860	$—

Net investment income (loss)	—	1,367	125	132	860	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,213	1,540	972	445	4,855	1,855
Cost of investments sold	1,582	1,452	860	407	4,795	1,426

Realized gains (losses) on fund shares	(369)	88	112	38	60	429
Realized gain distributions	—	—	—	—	1,919	4,096

Net realized gains (losses)	(369)	88	112	38	1,979	4,525
Change in unrealized gains (losses)	(1,079)	3,032	577	527	13,329	(643)

Net realized and change in unrealized gains (losses) on investments	(1,448)	3,120	689	565	15,308	3,882

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,448)	$4,487	$814	$697	$16,168	$3,882

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value*

ASSETS
Investments, at fair value	$17,310	$17,156	$40,843	$158,980	$447,481	$115,801

Total assets	$17,310	$17,156	$40,843	$158,980	$447,481	$115,801

NET ASSETS
Accumulation units	$17,310	$17,156	$40,843	$158,980	$447,481	$115,801

Total net assets	$17,310	$17,156	$40,843	$158,980	$447,481	$115,801

FUND SHARE INFORMATION
Number of shares	1,628	1,448	2,306	54,445	5,049	5,753

Cost of investments	$17,710	$18,661	$30,676	$121,031	$300,742	$108,419

ACCUMULATION UNIT VALUE
Lowest	$18.44	$14.16	$32.51	$22.39	$42.55	$15.66
Highest	$18.44	$14.16	$32.51	$73.76	$42.55	$47.49

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value*

NET INVESTMENT INCOME (LOSS)
Dividends	$579	$452	$239	$—	$—	$482

Net investment income (loss)	579	452	239	—	—	482

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	924	592	445	8,784	43,049	10,659
Cost of investments sold	1,004	662	341	5,487	21,423	10,496

Realized gains (losses) on fund shares	(80)	(70)	104	3,297	21,626	163
Realized gain distributions	—	—	—	14,451	50,913	—

Net realized gains (losses)	(80)	(70)	104	17,748	72,539	163
Change in unrealized gains (losses)	(124)	(660)	7,425	(2,994)	(21,620)	7,294

Net realized and change in unrealized gains (losses) on investments	(204)	(730)	7,529	14,754	50,919	7,457

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$375	$(278)	$7,768	$14,754	$50,919	$7,939

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Invesco V.I. Conservative Balanced Fund - Series I*	Invesco V.I. Core Bond Fund Series I*	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Fund - Series I*

ASSETS
Investments, at fair value	$32,355	$10,754	$35,358	$394,137	$1,628	$26,280

Total assets	$32,355	$10,754	$35,358	$394,137	$1,628	$26,280

NET ASSETS
Accumulation units	$32,355	$10,754	$35,358	$394,137	$1,628	$26,280

Total net assets	$32,355	$10,754	$35,358	$394,137	$1,628	$26,280

FUND SHARE INFORMATION
Number of shares	1,745	1,379	936	3,438	55	459

Cost of investments	$28,354	$10,873	$29,740	$263,951	$1,500	$19,364

ACCUMULATION UNIT VALUE
Lowest	$18.22	$12.14	$36.84	$17.66	$14.42	$35.12
Highest	$18.22	$12.14	$36.84	$58.29	$14.42	$35.12

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Invesco V.I. Conservative Balanced Fund - Series I*	Invesco V.I. Core Bond Fund Series I*	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Fund - Series I*

NET INVESTMENT INCOME (LOSS)
Dividends	$464	$226	$215	$—	$22	$—

Net investment income (loss)	464	226	215	—	22	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,327	560	524	27,526	30	1,545
Cost of investments sold	1,056	535	439	17,328	25	1,043

Realized gains (losses) on fund shares	271	25	85	10,198	5	502
Realized gain distributions	1,587	401	736	42,184	4	1,265

Net realized gains (losses)	1,858	426	821	52,382	9	1,767
Change in unrealized gains (losses)	584	(815)	6,546	12,758	99	1,643

Net realized and change in unrealized gains (losses) on investments	2,442	(389)	7,367	65,140	108	3,410

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,906	$(163)	$7,582	$65,140	$130	$3,410

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Invesco V.I. Global Fund - Series II*	Invesco V.I. Global Strategic Income Fund - Series I*	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield	Invesco V.I. International Growth Fund Series I

ASSETS
Investments, at fair value	$578,023	$8,533	$55,747	$411,238	$67,471	$6,173

Total assets	$578,023	$8,533	$55,747	$411,238	$67,471	$6,173

NET ASSETS
Accumulation units	$578,023	$8,533	$55,747	$411,238	$67,471	$6,173

Total net assets	$578,023	$8,533	$55,747	$411,238	$67,471	$6,173

FUND SHARE INFORMATION
Number of shares	10,289	1,917	4,856	17,352	12,901	149

Cost of investments	$385,693	$9,232	$56,942	$333,101	$68,378	$6,007

ACCUMULATION UNIT VALUE
Lowest	$54.17	$15.64	$12.74	$30.84	$12.06	$14.10
Highest	$54.17	$15.64	$12.74	$60.70	$16.65	$14.10

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Invesco V.I. Global Fund - Series II*	Invesco V.I. Global Strategic Income Fund -Series I*	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield	Invesco V.I. International Growth Fund Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$403	$1,350	$6,131	$3,028	$71

Net investment income (loss)	—	403	1,350	6,131	3,028	71

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,179	1,356	4,904	23,163	659	153
Cost of investments sold	16,132	1,376	4,926	19,871	657	153

Realized gains (losses) on fund shares	11,047	(20)	(22)	3,292	2	—
Realized gain distributions	29,577	—	—	—	—	376

Net realized gains (losses)	40,624	(20)	(22)	3,292	2	376
Change in unrealized gains (losses)	37,478	(666)	(2,594)	84,282	(635)	(237)

Net realized and change in unrealized gains (losses) on investments	78,102	(686)	(2,616)	87,574	(633)	139

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$78,102	$(283)	$(1,266)	$93,705	$2,395	$210

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Invesco V.I. Main Street Fund® -Series I*	Invesco V.I. Main Street MidCap Fund -Series I*	Invesco V.I. Main Street Small Cap Fund® - Series I*	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

ASSETS
Investments, at fair value	$14,918	$141,788	$1,055,046	$—	$26,480	$625,586

Total assets	$14,918	$141,788	$1,055,046	$—	$26,480	$625,586

NET ASSETS
Accumulation units	$14,918	$141,788	$1,055,046	$—	$26,480	$625,586

Total net assets	$14,918	$141,788	$1,055,046	$—	$26,480	$625,586

FUND SHARE INFORMATION
Number of shares	416	10,932	33,525	—	527	11,772

Cost of investments	$12,490	$130,225	$730,609	$—	$19,395	$383,763

ACCUMULATION UNIT VALUE
Lowest	$19.29	$39.83	$42.33	$—	$17.87	$56.99
Highest	$19.29	$39.83	$92.61	$—	$35.28	$56.99

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Invesco V.I. Main Street Fund® -Series I*	Invesco V.I. Main Street MidCap Fund -Series I*	Invesco V.I. Main Street Small Cap Fund® -Series I*	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$97	$599	$3,869	$805	$216	$3,871

Net investment income (loss)	97	599	3,869	805	216	3,871

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,306	6,108	100,031	110,267	1,469	10,106
Cost of investments sold	1,154	6,037	67,591	102,077	1,250	5,897

Realized gains (losses) on fund shares	152	71	32,440	8,190	219	4,209
Realized gain distributions	792	—	65,071	2,713	179	4,216

Net realized gains (losses)	944	71	97,511	10,903	398	8,425
Change in unrealized gains (losses)	2,162	25,682	102,051	9,802	3,106	77,303

Net realized and change in unrealized gains (losses) on investments	3,106	25,753	199,562	20,705	3,504	85,728

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,203	$26,352	$203,431	$21,510	$3,720	$89,599

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

ASSETS
Investments, at fair value	$60,006	$35,583	$193,353	$70,877	$91,036	$22,543

Total assets	$60,006	$35,583	$193,353	$70,877	$91,036	$22,543

NET ASSETS
Accumulation units	$60,006	$35,583	$193,353	$70,877	$91,036	$22,543

Total net assets	$60,006	$35,583	$193,353	$70,877	$91,036	$22,543

FUND SHARE INFORMATION
Number of shares	597	2,953	3,131	1,023	4,387	1,179

Cost of investments	$49,171	$36,182	$129,825	$39,995	$74,728	$18,664

ACCUMULATION UNIT VALUE
Lowest	$21.02	$11.93	$26.01	$50.36	$29.82	$14.62
Highest	$48.92	$19.33	$100.38	$50.36	$86.75	$28.55

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$136	$639	$—	$245	$125	$91

Net investment income (loss)	136	639	—	245	125	91

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	17,586	2,270	12,664	1,159	11,612	2,710
Cost of investments sold	14,109	2,294	9,127	504	7,795	2,430

Realized gains (losses) on fund shares	3,477	(24)	3,537	655	3,817	280
Realized gain distributions	3,581	758	20,772	3,174	7,920	—

Net realized gains (losses)	7,058	734	24,309	3,829	11,737	280
Change in unrealized gains (losses)	282	(1,557)	11,719	6,600	(1,508)	2,810

Net realized and change in unrealized gains (losses) on investments	7,340	(823)	36,028	10,429	10,229	3,090

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,476	$(184)	$36,028	$10,674	$10,354	$3,181

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

ASSETS
Investments, at fair value	$201,900	$37,492	$89,917	$1,467	$26,222	$232,774

Total assets	$201,900	$37,492	$89,917	$1,467	$26,222	$232,774

NET ASSETS
Accumulation units	$201,900	$37,492	$89,917	$1,467	$26,222	$232,774

Total net assets	$201,900	$37,492	$89,917	$1,467	$26,222	$232,774

FUND SHARE INFORMATION
Number of shares	10,997	874	2,192	26	1,200	10,236

Cost of investments	$168,497	$29,837	$67,860	$1,353	$23,726	$206,205

ACCUMULATION UNIT VALUE
Lowest	$43.22	$13.11	$12.75	$23.18	$64.22	$45.10
Highest	$43.22	$13.11	$12.75	$23.18	$64.22	$45.10

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$585	$366	$1,038	$1	$488	$2,277

Net investment income (loss)	585	366	1,038	1	488	2,277

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,843	17,206	23,725	399	951	11,871
Cost of investments sold	7,703	13,300	20,330	364	830	10,217

Realized gains (losses) on fund shares	1,140	3,906	3,395	35	121	1,654
Realized gain distributions	—	—	—	42	—	18,877

Net realized gains (losses)	1,140	3,906	3,395	77	121	20,531
Change in unrealized gains (losses)	31,336	(80)	7,804	92	687	26,295

Net realized and change in unrealized gains (losses) on investments	32,476	3,826	11,199	169	808	46,826

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,061	$4,192	$12,237	$170	$1,296	$49,103

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

ASSETS
Investments, at fair value	$135,535	$70,840	$38,017	$119,473	$302,099	$171,913

Total assets	$135,535	$70,840	$38,017	$119,473	$302,099	$171,913

NET ASSETS
Accumulation units	$135,535	$70,840	$38,017	$119,473	$302,099	$171,913

Total net assets	$135,535	$70,840	$38,017	$119,473	$302,099	$171,913

FUND SHARE INFORMATION
Number of shares	18,851	12,673	850	4,333	12,966	6,188

Cost of investments	$141,302	$73,991	$22,836	$85,195	$243,108	$139,963

ACCUMULATION UNIT VALUE
Lowest	$28.03	$15.05	$56.28	$29.25	$118.59	$48.32
Highest	$28.03	$15.05	$56.28	$29.25	$118.59	$48.32

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$6,067	$3,437	$216	$270	$—	$2,918

Net investment income (loss)	6,067	3,437	216	270	—	2,918

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,545	1,994	741	18,796	84,204	1,612
Cost of investments sold	1,605	2,121	403	12,462	49,186	1,195

Realized gains (losses) on fund shares	(60)	(127)	338	6,334	35,018	417
Realized gain distributions	—	—	1,087	14,379	48,944	7,771

Net realized gains (losses)	(60)	(127)	1,425	20,713	83,962	8,188
Change in unrealized gains (losses)	(4,358)	(975)	6,402	5,710	(73,519)	9,717

Net realized and change in unrealized gains (losses) on investments	(4,418)	(1,102)	7,827	26,423	10,443	17,905

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,649	$2,335	$8,043	$26,693	$10,443	$20,823

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

ASSETS
Investments, at fair value	$100,030	$83,350	$31,143	$220,261	$169,299	$639,629

Total assets	$100,030	$83,350	$31,143	$220,261	$169,299	$639,629

NET ASSETS
Accumulation units	$100,030	$83,350	$31,143	$220,261	$169,299	$639,629

Total net assets	$100,030	$83,350	$31,143	$220,261	$169,299	$639,629

FUND SHARE INFORMATION
Number of shares	2,611	3,372	1,720	4,100	7,213	42,500

Cost of investments	$76,165	$59,543	$25,427	$160,632	$123,714	$532,100

ACCUMULATION UNIT VALUE
Lowest	$92.69	$51.07	$12.94	$90.90	$61.98	$15.88
Highest	$92.69	$51.07	$12.94	$140.88	$61.98	$24.82

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$1,610	$1,029	$248	$—	$2,987	$7,725

Net investment income (loss)	1,610	1,029	248	—	2,987	7,725

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,618	2,466	2,071	18,836	4,678	81,540
Cost of investments sold	2,651	1,633	1,505	9,624	3,240	65,888

Realized gains (losses) on fund shares	967	833	566	9,212	1,438	15,652
Realized gain distributions	3,138	1,713	—	58,837	—	12,789

Net realized gains (losses)	4,105	2,546	566	68,049	1,438	28,441
Change in unrealized gains (losses)	6,694	13,364	138	(66,933)	43,806	56,950

Net realized and change in unrealized gains (losses) on investments	10,799	15,910	704	1,116	45,244	85,391

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,409	$16,939	$952	$1,116	$48,231	$93,116

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

ASSETS
Investments, at fair value	$469,957	$76,471	$1,194,438	$210,955	$57,936	$187,972

Total assets	$469,957	$76,471	$1,194,438	$210,955	$57,936	$187,972

NET ASSETS
Accumulation units	$469,957	$76,471	$1,194,438	$210,955	$57,936	$187,972

Total net assets	$469,957	$76,471	$1,194,438	$210,955	$57,936	$187,972

FUND SHARE INFORMATION
Number of shares	40,340	6,690	93,243	20,053	5,389	13,436

Cost of investments	$440,756	$74,958	$1,053,048	$205,905	$57,735	$173,950

ACCUMULATION UNIT VALUE
Lowest	$14.06	$11.99	$15.12	$13.08	$25.74	$22.14
Highest	$21.46	$16.24	$34.40	$18.81	$25.74	$22.14

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$7,264	$1,240	$16,326	$3,656	$922	$8,755

Net investment income (loss)	7,264	1,240	16,326	3,656	922	8,755

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	25,665	2,182	41,799	4,260	2,463	5,362
Cost of investments sold	23,300	2,097	35,920	4,178	2,351	4,995

Realized gains (losses) on fund shares	2,365	85	5,879	82	112	367
Realized gain distributions	17,922	2,008	39,725	6,741	513	—

Net realized gains (losses)	20,287	2,093	45,604	6,823	625	367
Change in unrealized gains (losses)	14,963	(1,566)	78,786	1,487	(2,687)	693

Net realized and change in unrealized gains (losses) on investments	35,250	527	124,390	8,310	(2,062)	1,060

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$42,514	$1,767	$140,716	$11,966	$(1,140)	$9,815

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

ASSETS
Investments, at fair value	$317,478	$97,581	$37,706	$389,897	$621,076	$133,721

Total assets	$317,478	$97,581	$37,706	$389,897	$621,076	$133,721

NET ASSETS
Accumulation units	$317,478	$97,581	$37,706	$389,897	$621,076	$133,721

Total net assets	$317,478	$97,581	$37,706	$389,897	$621,076	$133,721

FUND SHARE INFORMATION
Number of shares	29,505	15,489	3,273	7,340	20,654	9,286

Cost of investments	$322,744	$97,328	$31,231	$179,853	$521,073	$117,330

ACCUMULATION UNIT VALUE
Lowest	$25.49	$38.86	$36.54	$80.12	$57.70	$44.38
Highest	$25.49	$38.86	$36.54	$80.12	$57.70	$44.38

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$5,569	$4,467	$753	$—	$9,618	$1,406

Net investment income (loss)	5,569	4,467	753	—	9,618	1,406

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	22,553	1,095	612	21,958	58,429	15,180
Cost of investments sold	22,256	1,137	474	7,156	45,918	10,707

Realized gains (losses) on fund shares	297	(42)	138	14,802	12,511	4,473
Realized gain distributions	12,528	—	434	42,638	44,643	3,434

Net realized gains (losses)	12,825	(42)	572	57,440	57,154	7,907
Change in unrealized gains (losses)	(22,235)	302	3,483	3,229	67,222	(26,771)

Net realized and change in unrealized gains (losses) on investments	(9,410)	260	4,055	60,669	124,376	(18,864)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,841)	$4,727	$4,808	$60,669	$133,994	$(17,458)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2021

VanEck VIP Global Resources Fund - Initial Class*

ASSETS
Investments, at fair value	$93,164

Total assets	$93,164

NET ASSETS
Accumulation units	$93,164

Total net assets	$93,164

FUND SHARE INFORMATION
Number of shares	3,501

Cost of investments	$71,540

ACCUMULATION UNIT VALUE
Lowest	$31.37
Highest	$31.37

STATEMENT OF OPERATIONS For the Year Ended December 31, 2021
VanEck VIP Global Resources Fund - Initial Class*

NET INVESTMENT INCOME (LOSS)
Dividends	$363

Net investment income (loss)	363

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,339
Cost of investments sold	7,289

Realized gains (losses) on fund shares	2,050
Realized gain distributions	—

Net realized gains (losses)	2,050
Change in unrealized gains (losses)	11,832

Net realized and change in unrealized gains (losses) on investments	13,882

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,245

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	AB VPS Growth and Income Class A	AB VPS International Growth Class A	AB VPS International Value Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$183	$—	$672
Net realized gains (losses)	260	5,268	71
Change in unrealized gains (losses)	4,815	(2,461)	2,456
Increase (decrease) in net assets from operations	5,258	2,807	3,199
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,487	3,766	1,499
Transfers for policy benefits and terminations	—	(4,484)	—
Loans	—	—	—
Policy maintenance charge	(2,189)	(2,775)	(990)
Transfers among the sub-accounts and with the Fixed Account - net	(467)	487	2,473
Increase (decrease) in net assets from policy transactions	831	(3,006)	2,982
INCREASE (DECREASE) IN NET ASSETS	6,089	(199)	6,181
NET ASSETS AT BEGINNING OF PERIOD	18,423	35,270	27,506
NET ASSETS AT END OF PERIOD	$24,512	$35,071	$33,687

Accumulation Units outstanding at beginning of period	700	2,307	3,207
Units issued	54	215	416
Units redeemed	(27)	(403)	(88)
Accumulation Units outstanding at end of period	727	2,119	3,535

	2021
	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	Alger Balanced Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$32	$183
Net realized gains (losses)	15,181	190	809
Change in unrealized gains (losses)	(9,226)	1,018	2,428
Increase (decrease) in net assets from operations	5,955	1,240	3,420
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,048	1,349	7,551
Transfers for policy benefits and terminations	(1,620)	—	(544)
Loans	582	—	—
Policy maintenance charge	(3,848)	(724)	(3,583)
Transfers among the sub-accounts and with the Fixed Account - net	(373)	(1,020)	264
Increase (decrease) in net assets from policy transactions	1,789	(395)	3,688
INCREASE (DECREASE) IN NET ASSETS	7,744	845	7,108
NET ASSETS AT BEGINNING OF PERIOD	63,115	3,586	16,455
NET ASSETS AT END OF PERIOD	$70,859	$4,431	$23,563

Accumulation Units outstanding at beginning of period	1,059	136	874
Units issued	84	24	305
Units redeemed	(57)	(36)	(78)
Accumulation Units outstanding at end of period	1,086	124	1,101

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	104,423	138,266	248,674
Change in unrealized gains (losses)	(32,107)	(78,296)	(221,777)
Increase (decrease) in net assets from operations	72,316	59,970	26,897
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	44,850	17,719	39,441
Transfers for policy benefits and terminations	(15,771)	(30,677)	(6,765)
Loans	(1,176)	1,369	(1,645)
Policy maintenance charge	(25,615)	(17,820)	(24,586)
Transfers among the sub-accounts and with the Fixed Account - net	58	(4,828)	7,851
Increase (decrease) in net assets from policy transactions	2,346	(34,237)	14,296
INCREASE (DECREASE) IN NET ASSETS	74,662	25,733	41,193
NET ASSETS AT BEGINNING OF PERIOD	377,836	497,512	627,170
NET ASSETS AT END OF PERIOD	$452,498	$523,245	$668,363

Accumulation Units outstanding at beginning of period	4,510	7,480	7,695
Units issued	1,072	149	1,127
Units redeemed	(438)	(587)	(393)
Accumulation Units outstanding at end of period	5,144	7,042	8,429

	2021
	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$3,399	$1,838
Net realized gains (losses)	8,768	20,609	1,281
Change in unrealized gains (losses)	(10,743)	33,257	5,052
Increase (decrease) in net assets from operations	(1,975)	57,265	8,171
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	15,904	8,059	5,397
Transfers for policy benefits and terminations	(54)	(25,450)	(554)
Loans	—	99	—
Policy maintenance charge	(3,987)	(6,662)	(3,869)
Transfers among the sub-accounts and with the Fixed Account - net	4,489	1,789	287
Increase (decrease) in net assets from policy transactions	16,352	(22,165)	1,261
INCREASE (DECREASE) IN NET ASSETS	14,377	35,100	9,432
NET ASSETS AT BEGINNING OF PERIOD	13,389	220,438	73,972
NET ASSETS AT END OF PERIOD	$27,766	$255,538	$83,404

Accumulation Units outstanding at beginning of period	540	3,543	3,019
Units issued	668	110	93
Units redeemed	(15)	(454)	(44)
Accumulation Units outstanding at end of period	1,193	3,199	3,068

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$580	$1,641	$848
Net realized gains (losses)	4,603	3,812	228,246
Change in unrealized gains (losses)	3,715	4,274	116,122
Increase (decrease) in net assets from operations	8,898	9,727	345,216
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,683	5,669	91,713
Transfers for policy benefits and terminations	(654)	(19,181)	(73,860)
Loans	—	670	165
Policy maintenance charge	(2,657)	(3,506)	(58,082)
Transfers among the sub-accounts and with the Fixed Account - net	(125)	690	(19,059)
Increase (decrease) in net assets from policy transactions	(753)	(15,658)	(59,123)
INCREASE (DECREASE) IN NET ASSETS	8,145	(5,931)	286,093
NET ASSETS AT BEGINNING OF PERIOD	61,408	108,819	1,272,175
NET ASSETS AT END OF PERIOD	$69,553	$102,888	$1,558,268

Accumulation Units outstanding at beginning of period	930	3,129	17,938
Units issued	15	138	1,366
Units redeemed	(25)	(576)	(1,439)
Accumulation Units outstanding at end of period	920	2,691	17,865

	2021
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$44	$1,391	$22,443
Net realized gains (losses)	365	7,022	142,076
Change in unrealized gains (losses)	1,129	(10,683)	86,857
Increase (decrease) in net assets from operations	1,538	(2,270)	251,376
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,597	32,514	76,445
Transfers for policy benefits and terminations	(53)	(691)	(43,996)
Loans	—	(4)	2,478
Policy maintenance charge	(2,925)	(8,811)	(43,256)
Transfers among the sub-accounts and with the Fixed Account - net	1,515	792	(8,168)
Increase (decrease) in net assets from policy transactions	6,134	23,800	(16,497)
INCREASE (DECREASE) IN NET ASSETS	7,672	21,530	234,879
NET ASSETS AT BEGINNING OF PERIOD	6,513	42,318	1,025,840
NET ASSETS AT END OF PERIOD	$14,185	$63,848	$1,260,719

Accumulation Units outstanding at beginning of period	459	2,286	25,529
Units issued	408	1,589	1,490
Units redeemed	(38)	(161)	(1,494)
Accumulation Units outstanding at end of period	829	3,714	25,525

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$65	$1,689	$—
Net realized gains (losses)	—	5,510	428,548
Change in unrealized gains (losses)	—	6,964	(58,447)
Increase (decrease) in net assets from operations	65	14,163	370,101
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	75,403	13,694	85,637
Transfers for policy benefits and terminations	(128,890)	(6,166)	(85,430)
Loans	(3,867)	107	932
Policy maintenance charge	(35,835)	(6,160)	(63,218)
Transfers among the sub-accounts and with the Fixed Account - net	65,001	(255)	(15,944)
Increase (decrease) in net assets from policy transactions	(28,188)	1,220	(78,023)
INCREASE (DECREASE) IN NET ASSETS	(28,123)	15,383	292,078
NET ASSETS AT BEGINNING OF PERIOD	630,734	60,468	1,643,379
NET ASSETS AT END OF PERIOD	$602,611	$75,851	$1,935,457

Accumulation Units outstanding at beginning of period	43,778	2,258	25,883
Units issued	7,685	547	946
Units redeemed	(9,251)	(556)	(1,839)
Accumulation Units outstanding at end of period	42,212	2,249	24,990

	2021
	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,541	$19,545	$6,079
Net realized gains (losses)	(44)	42,342	10,319
Change in unrealized gains (losses)	(300)	303,218	108,785
Increase (decrease) in net assets from operations	1,197	365,105	125,183
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,655	223,521	78,164
Transfers for policy benefits and terminations	(160)	(48,754)	(3,876)
Loans	—	2,073	22
Policy maintenance charge	(2,806)	(84,450)	(35,926)
Transfers among the sub-accounts and with the Fixed Account - net	635	64,951	(2,997)
Increase (decrease) in net assets from policy transactions	3,324	157,341	35,387
INCREASE (DECREASE) IN NET ASSETS	4,521	522,446	160,570
NET ASSETS AT BEGINNING OF PERIOD	25,302	1,238,378	423,226
NET ASSETS AT END OF PERIOD	$29,823	$1,760,824	$583,796

Accumulation Units outstanding at beginning of period	1,212	28,421	12,411
Units issued	196	10,848	1,201
Units redeemed	(39)	(2,040)	(284)
Accumulation Units outstanding at end of period	1,369	37,229	13,328

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,174	$395	$2,220
Net realized gains (losses)	11,898	12,926	42,588
Change in unrealized gains (losses)	(22,266)	620	26,770
Increase (decrease) in net assets from operations	(2,194)	13,941	71,578
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	46,791	17,526	45,750
Transfers for policy benefits and terminations	(12,523)	(4,631)	(22,656)
Loans	(2,117)	(884)	(8,836)
Policy maintenance charge	(21,567)	(9,004)	(17,257)
Transfers among the sub-accounts and with the Fixed Account - net	25,774	(2,521)	(1,294)
Increase (decrease) in net assets from policy transactions	36,358	486	(4,293)
INCREASE (DECREASE) IN NET ASSETS	34,164	14,427	67,285
NET ASSETS AT BEGINNING OF PERIOD	375,465	55,052	370,751
NET ASSETS AT END OF PERIOD	$409,629	$69,479	$438,036

Accumulation Units outstanding at beginning of period	17,787	2,111	11,844
Units issued	3,008	561	1,509
Units redeemed	(1,048)	(348)	(1,172)
Accumulation Units outstanding at end of period	19,747	2,324	12,181

	2021
	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$620	$34	$226
Net realized gains (losses)	644	242	1,343
Change in unrealized gains (losses)	14,562	39	1,923
Increase (decrease) in net assets from operations	15,826	315	3,492
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,854	1,962	1,490
Transfers for policy benefits and terminations	(2,925)	—	(67)
Loans	124	—	—
Policy maintenance charge	(4,726)	(816)	(974)
Transfers among the sub-accounts and with the Fixed Account - net	(822)	213	2,713
Increase (decrease) in net assets from policy transactions	5,505	1,359	3,162
INCREASE (DECREASE) IN NET ASSETS	21,331	1,674	6,654
NET ASSETS AT BEGINNING OF PERIOD	42,475	728	9,384
NET ASSETS AT END OF PERIOD	$63,806	$2,402	$16,038

Accumulation Units outstanding at beginning of period	2,479	55	368
Units issued	894	90	122
Units redeemed	(538)	(4)	(19)
Accumulation Units outstanding at end of period	2,835	141	471

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,367	$125
Net realized gains (losses)	(369)	88	112
Change in unrealized gains (losses)	(1,079)	3,032	577
Increase (decrease) in net assets from operations	(1,448)	4,487	814
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,929	2,768	897
Transfers for policy benefits and terminations	(297)	—	(589)
Loans	(89)	(178)	—
Policy maintenance charge	(2,377)	(1,681)	(726)
Transfers among the sub-accounts and with the Fixed Account - net	1,316	480	91
Increase (decrease) in net assets from policy transactions	3,482	1,389	(327)
INCREASE (DECREASE) IN NET ASSETS	2,034	5,876	487
NET ASSETS AT BEGINNING OF PERIOD	29,759	25,532	4,203
NET ASSETS AT END OF PERIOD	$31,793	$31,408	$4,690

Accumulation Units outstanding at beginning of period	1,802	1,299	215
Units issued	292	138	29
Units redeemed	(76)	(72)	(43)
Accumulation Units outstanding at end of period	2,018	1,365	201

	2021
	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$132	$860	$—
Net realized gains (losses)	38	1,979	4,525
Change in unrealized gains (losses)	527	13,329	(643)
Increase (decrease) in net assets from operations	697	16,168	3,882
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,122	6,692	3,751
Transfers for policy benefits and terminations	(112)	—	(758)
Loans	—	—	35
Policy maintenance charge	(811)	(4,288)	(2,755)
Transfers among the sub-accounts and with the Fixed Account - net	(38)	(3,756)	51
Increase (decrease) in net assets from policy transactions	161	(1,352)	324
INCREASE (DECREASE) IN NET ASSETS	858	14,816	4,206
NET ASSETS AT BEGINNING OF PERIOD	3,534	64,069	38,111
NET ASSETS AT END OF PERIOD	$4,392	$78,885	$42,317

Accumulation Units outstanding at beginning of period	188	2,368	890
Units issued	28	108	47
Units redeemed	(21)	(156)	(41)
Accumulation Units outstanding at end of period	195	2,320	896

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$579	$452	$239
Net realized gains (losses)	(80)	(70)	104
Change in unrealized gains (losses)	(124)	(660)	7,425
Increase (decrease) in net assets from operations	375	(278)	7,768
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,050	807	2,312
Transfers for policy benefits and terminations	—	(97)	—
Loans	(89)	—	—
Policy maintenance charge	(727)	(818)	(1,282)
Transfers among the sub-accounts and with the Fixed Account - net	307	657	(113)
Increase (decrease) in net assets from policy transactions	1,541	549	917
INCREASE (DECREASE) IN NET ASSETS	1,916	271	8,685
NET ASSETS AT BEGINNING OF PERIOD	15,394	16,885	32,158
NET ASSETS AT END OF PERIOD	$17,310	$17,156	$40,843

Accumulation Units outstanding at beginning of period	854	1,173	1,225
Units issued	135	80	47
Units redeemed	(50)	(41)	(16)
Accumulation Units outstanding at end of period	939	1,212	1,256

	2021
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$482
Net realized gains (losses)	17,748	72,539	163
Change in unrealized gains (losses)	(2,994)	(21,620)	7,294
Increase (decrease) in net assets from operations	14,754	50,919	7,939
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,156	17,590	7,608
Transfers for policy benefits and terminations	(2,020)	(7,825)	(1,686)
Loans	(2,827)	(480)	(251)
Policy maintenance charge	(6,753)	(15,578)	(4,999)
Transfers among the sub-accounts and with the Fixed Account - net	2,698	(25,222)	101,320
Increase (decrease) in net assets from policy transactions	1,254	(31,515)	101,992
INCREASE (DECREASE) IN NET ASSETS	16,008	19,404	109,931
NET ASSETS AT BEGINNING OF PERIOD	142,972	428,077	5,870
NET ASSETS AT END OF PERIOD	$158,980	$447,481	$115,801

Accumulation Units outstanding at beginning of period	3,701	11,261	289
Units issued	260	276	2,616
Units redeemed	(178)	(1,020)	(265)
Accumulation Units outstanding at end of period	3,783	10,517	2,640

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Invesco V.I. Conservative Balanced Fund - Series I*	Invesco V.I. Core Bond Fund Series I*	Invesco V.I. Core Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$464	$226	$215
Net realized gains (losses)	1,858	426	821
Change in unrealized gains (losses)	584	(815)	6,546
Increase (decrease) in net assets from operations	2,906	(163)	7,582
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,749	2,162	1,943
Transfers for policy benefits and terminations	(331)	(329)	8
Loans	—	—	—
Policy maintenance charge	(3,325)	(907)	(897)
Transfers among the sub-accounts and with the Fixed Account - net	214	25	(270)
Increase (decrease) in net assets from policy transactions	3,307	951	784
INCREASE (DECREASE) IN NET ASSETS	6,213	788	8,366
NET ASSETS AT BEGINNING OF PERIOD	26,142	9,966	26,992
NET ASSETS AT END OF PERIOD	$32,355	$10,754	$35,358

Accumulation Units outstanding at beginning of period	1,588	807	936
Units issued	265	124	40
Units redeemed	(77)	(45)	(16)
Accumulation Units outstanding at end of period	1,776	886	960

	2021
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Fund - Series I*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$22	$—
Net realized gains (losses)	52,382	9	1,767
Change in unrealized gains (losses)	12,758	99	1,643
Increase (decrease) in net assets from operations	65,140	130	3,410
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,520	1,194	2,824
Transfers for policy benefits and terminations	(1,503)	—	(614)
Loans	(20,615)	—	—
Policy maintenance charge	(12,614)	(472)	(2,166)
Transfers among the sub-accounts and with the Fixed Account - net	8,520	374	540
Increase (decrease) in net assets from policy transactions	(5,692)	1,096	584
INCREASE (DECREASE) IN NET ASSETS	59,448	1,226	3,994
NET ASSETS AT BEGINNING OF PERIOD	334,689	402	22,286
NET ASSETS AT END OF PERIOD	$394,137	$1,628	$26,280

Accumulation Units outstanding at beginning of period	6,859	33	733
Units issued	1,022	82	63
Units redeemed	(514)	(2)	(48)
Accumulation Units outstanding at end of period	7,367	113	748

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Invesco V.I. Global Fund - Series II*	Invesco V.I. Global Strategic Income Fund - Series I*	Invesco V.I. Government Securities
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$403	$1,350
Net realized gains (losses)	40,624	(20)	(22)
Change in unrealized gains (losses)	37,478	(666)	(2,594)
Increase (decrease) in net assets from operations	78,102	(283)	(1,266)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	28,346	2,787	6,463
Transfers for policy benefits and terminations	(13,000)	(497)	(4,026)
Loans	(195)	—	(306)
Policy maintenance charge	(21,406)	(1,324)	(3,832)
Transfers among the sub-accounts and with the Fixed Account - net	(8,343)	632	4,880
Increase (decrease) in net assets from policy transactions	(14,598)	1,598	3,179
INCREASE (DECREASE) IN NET ASSETS	63,504	1,315	1,913
NET ASSETS AT BEGINNING OF PERIOD	514,519	7,218	53,834
NET ASSETS AT END OF PERIOD	$578,023	$8,533	$55,747

Accumulation Units outstanding at beginning of period	10,940	446	4,130
Units issued	247	186	627
Units redeemed	(516)	(86)	(381)
Accumulation Units outstanding at end of period	10,671	546	4,376

	2021
	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield	Invesco V.I. International Growth Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,131	$3,028	$71
Net realized gains (losses)	3,292	2	376
Change in unrealized gains (losses)	84,282	(635)	(237)
Increase (decrease) in net assets from operations	93,705	2,395	210
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,369	22,359	4,050
Transfers for policy benefits and terminations	(1,434)	—	—
Loans	(11,036)	—	—
Policy maintenance charge	(12,569)	(5,570)	(1,540)
Transfers among the sub-accounts and with the Fixed Account - net	(8,606)	2,973	500
Increase (decrease) in net assets from policy transactions	(13,276)	19,762	3,010
INCREASE (DECREASE) IN NET ASSETS	80,429	22,157	3,220
NET ASSETS AT BEGINNING OF PERIOD	330,809	45,314	2,953
NET ASSETS AT END OF PERIOD	$411,238	$67,471	$6,173

Accumulation Units outstanding at beginning of period	7,487	3,039	222
Units issued	207	1,659	227
Units redeemed	(471)	(45)	(11)
Accumulation Units outstanding at end of period	7,223	4,653	438

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Invesco V.I. Main Street Fund® -Series I*	Invesco V.I. Main Street MidCap Fund -Series I*	Invesco V.I. Main Street Small Cap Fund® - Series I*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$97	$599	$3,869
Net realized gains (losses)	944	71	97,511
Change in unrealized gains (losses)	2,162	25,682	102,051
Increase (decrease) in net assets from operations	3,203	26,352	203,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,697	6,752	50,255
Transfers for policy benefits and terminations	(238)	(2,026)	(39,402)
Loans	35	821	(20,728)
Policy maintenance charge	(1,123)	(4,611)	(34,912)
Transfers among the sub-accounts and with the Fixed Account - net	(103)	939	(25,918)
Increase (decrease) in net assets from policy transactions	268	1,875	(70,705)
INCREASE (DECREASE) IN NET ASSETS	3,471	28,227	132,726
NET ASSETS AT BEGINNING OF PERIOD	11,447	113,561	922,320
NET ASSETS AT END OF PERIOD	$14,918	$141,788	$1,055,046

Accumulation Units outstanding at beginning of period	757	3,514	12,739
Units issued	91	213	503
Units redeemed	(75)	(167)	(1,427)
Accumulation Units outstanding at end of period	773	3,560	11,815

	2021
	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$805	$216	$3,871
Net realized gains (losses)	10,903	398	8,425
Change in unrealized gains (losses)	9,802	3,106	77,303
Increase (decrease) in net assets from operations	21,510	3,720	89,599
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,015	6,221	36,241
Transfers for policy benefits and terminations	(1,327)	(284)	(4,790)
Loans	200	—	(58)
Policy maintenance charge	(1,692)	(3,872)	(22,433)
Transfers among the sub-accounts and with the Fixed Account - net	(108,202)	237	5,079
Increase (decrease) in net assets from policy transactions	(109,006)	2,302	14,039
INCREASE (DECREASE) IN NET ASSETS	(87,496)	6,022	103,638
NET ASSETS AT BEGINNING OF PERIOD	87,496	20,458	521,948
NET ASSETS AT END OF PERIOD	$—	$26,480	$625,586

Accumulation Units outstanding at beginning of period	3,828	718	10,707
Units issued	57	160	461
Units redeemed	(3,885)	(48)	(191)
Accumulation Units outstanding at end of period	—	830	10,977

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$136	$639	$—
Net realized gains (losses)	7,058	734	24,309
Change in unrealized gains (losses)	282	(1,557)	11,719
Increase (decrease) in net assets from operations	7,476	(184)	36,028
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,841	15,288	10,192
Transfers for policy benefits and terminations	(6,755)	(507)	6
Loans	112	—	(360)
Policy maintenance charge	(4,982)	(3,892)	(7,162)
Transfers among the sub-accounts and with the Fixed Account - net	70	431	(2,691)
Increase (decrease) in net assets from policy transactions	2,286	11,320	(15)
INCREASE (DECREASE) IN NET ASSETS	9,762	11,136	36,013
NET ASSETS AT BEGINNING OF PERIOD	50,244	24,447	157,340
NET ASSETS AT END OF PERIOD	$60,006	$35,583	$193,353

Accumulation Units outstanding at beginning of period	1,201	1,368	2,086
Units issued	485	1,127	243
Units redeemed	(420)	(156)	(209)
Accumulation Units outstanding at end of period	1,266	2,339	2,120

	2021
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$245	$125	$91
Net realized gains (losses)	3,829	11,737	280
Change in unrealized gains (losses)	6,600	(1,508)	2,810
Increase (decrease) in net assets from operations	10,674	10,354	3,181
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,265	30,709	9,028
Transfers for policy benefits and terminations	—	(5,096)	(2,240)
Loans	—	92	—
Policy maintenance charge	(1,655)	(8,647)	(2,376)
Transfers among the sub-accounts and with the Fixed Account - net	(626)	9,261	80
Increase (decrease) in net assets from policy transactions	984	26,319	4,492
INCREASE (DECREASE) IN NET ASSETS	11,658	36,673	7,673
NET ASSETS AT BEGINNING OF PERIOD	59,219	54,363	14,870
NET ASSETS AT END OF PERIOD	$70,877	$91,036	$22,543

Accumulation Units outstanding at beginning of period	1,385	1,100	1,030
Units issued	46	1,123	468
Units redeemed	(23)	(174)	(111)
Accumulation Units outstanding at end of period	1,408	2,049	1,387

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$585	$366	$1,038
Net realized gains (losses)	1,140	3,906	3,395
Change in unrealized gains (losses)	31,336	(80)	7,804
Increase (decrease) in net assets from operations	33,061	4,192	12,237
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,012	7,408	7,390
Transfers for policy benefits and terminations	(5,823)	(5,626)	(14,390)
Loans	1,239	(1,835)	(7,658)
Policy maintenance charge	(6,150)	(2,467)	(3,153)
Transfers among the sub-accounts and with the Fixed Account - net	(959)	(416)	(906)
Increase (decrease) in net assets from policy transactions	(681)	(2,936)	(18,717)
INCREASE (DECREASE) IN NET ASSETS	32,380	1,256	(6,480)
NET ASSETS AT BEGINNING OF PERIOD	169,520	36,236	96,397
NET ASSETS AT END OF PERIOD	$201,900	$37,492	$89,917

Accumulation Units outstanding at beginning of period	4,684	3,140	8,565
Units issued	201	1,130	403
Units redeemed	(214)	(1,410)	(1,916)
Accumulation Units outstanding at end of period	4,671	2,860	7,052

	2021
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1	$488	$2,277
Net realized gains (losses)	77	121	20,531
Change in unrealized gains (losses)	92	687	26,295
Increase (decrease) in net assets from operations	170	1,296	49,103
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,492	1,774	13,397
Transfers for policy benefits and terminations	—	(291)	(3,893)
Loans	—	6	(2,144)
Policy maintenance charge	(432)	(764)	(9,305)
Transfers among the sub-accounts and with the Fixed Account - net	102	429	(2,414)
Increase (decrease) in net assets from policy transactions	1,162	1,154	(4,359)
INCREASE (DECREASE) IN NET ASSETS	1,332	2,450	44,744
NET ASSETS AT BEGINNING OF PERIOD	135	23,772	188,030
NET ASSETS AT END OF PERIOD	$1,467	$26,222	$232,774

Accumulation Units outstanding at beginning of period	7	390	5,262
Units issued	74	33	182
Units redeemed	(18)	(15)	(283)
Accumulation Units outstanding at end of period	63	408	5,161

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,067	$3,437	$216
Net realized gains (losses)	(60)	(127)	1,425
Change in unrealized gains (losses)	(4,358)	(975)	6,402
Increase (decrease) in net assets from operations	1,649	2,335	8,043
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,941	5,723	1,383
Transfers for policy benefits and terminations	(1,035)	(1,139)	—
Loans	13	(107)	—
Policy maintenance charge	(5,742)	(3,200)	(1,015)
Transfers among the sub-accounts and with the Fixed Account - net	8,298	3,177	(175)
Increase (decrease) in net assets from policy transactions	9,475	4,454	193
INCREASE (DECREASE) IN NET ASSETS	11,124	6,789	8,236
NET ASSETS AT BEGINNING OF PERIOD	124,411	64,051	29,781
NET ASSETS AT END OF PERIOD	$135,535	$70,840	$38,017

Accumulation Units outstanding at beginning of period	4,498	4,404	671
Units issued	393	437	19
Units redeemed	(55)	(134)	(14)
Accumulation Units outstanding at end of period	4,836	4,707	676

	2021
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$270	$—	$2,918
Net realized gains (losses)	20,713	83,962	8,188
Change in unrealized gains (losses)	5,710	(73,519)	9,717
Increase (decrease) in net assets from operations	26,693	10,443	20,823
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,771	18,624	10,464
Transfers for policy benefits and terminations	(7,553)	(72,990)	(194)
Loans	(881)	(6,060)	95
Policy maintenance charge	(3,225)	(10,492)	(5,958)
Transfers among the sub-accounts and with the Fixed Account - net	(8,161)	(1,335)	1,019
Increase (decrease) in net assets from policy transactions	(16,049)	(72,253)	5,426
INCREASE (DECREASE) IN NET ASSETS	10,644	(61,810)	26,249
NET ASSETS AT BEGINNING OF PERIOD	108,829	363,909	145,664
NET ASSETS AT END OF PERIOD	$119,473	$302,099	$171,913

Accumulation Units outstanding at beginning of period	4,687	3,124	3,440
Units issued	105	97	153
Units redeemed	(707)	(674)	(35)
Accumulation Units outstanding at end of period	4,085	2,547	3,558

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,610	$1,029	$248
Net realized gains (losses)	4,105	2,546	566
Change in unrealized gains (losses)	6,694	13,364	138
Increase (decrease) in net assets from operations	12,409	16,939	952
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,304	4,914	2,666
Transfers for policy benefits and terminations	(959)	(1,403)	(523)
Loans	9	(151)	(1,200)
Policy maintenance charge	(4,130)	(2,977)	(1,170)
Transfers among the sub-accounts and with the Fixed Account - net	629	(288)	1,404
Increase (decrease) in net assets from policy transactions	853	95	1,177
INCREASE (DECREASE) IN NET ASSETS	13,262	17,034	2,129
NET ASSETS AT BEGINNING OF PERIOD	86,768	66,316	29,014
NET ASSETS AT END OF PERIOD	$100,030	$83,350	$31,143

Accumulation Units outstanding at beginning of period	1,068	1,629	2,310
Units issued	53	55	250
Units redeemed	(42)	(52)	(153)
Accumulation Units outstanding at end of period	1,079	1,632	2,407

	2021
	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$2,987	$7,725
Net realized gains (losses)	68,049	1,438	28,441
Change in unrealized gains (losses)	(66,933)	43,806	56,950
Increase (decrease) in net assets from operations	1,116	48,231	93,116
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,524	10,646	162,300
Transfers for policy benefits and terminations	(6,658)	(1,728)	(50,434)
Loans	(609)	(304)	(18,788)
Policy maintenance charge	(7,838)	(4,627)	(74,325)
Transfers among the sub-accounts and with the Fixed Account - net	(4,791)	(1,636)	31,920
Increase (decrease) in net assets from policy transactions	(6,372)	2,351	50,673
INCREASE (DECREASE) IN NET ASSETS	(5,256)	50,582	143,789
NET ASSETS AT BEGINNING OF PERIOD	225,517	118,717	495,840
NET ASSETS AT END OF PERIOD	$220,261	$169,299	$639,629

Accumulation Units outstanding at beginning of period	1,726	2,678	24,867
Units issued	122	137	7,561
Units redeemed	(133)	(83)	(3,716)
Accumulation Units outstanding at end of period	1,715	2,732	28,712

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,264	$1,240	$16,326
Net realized gains (losses)	20,287	2,093	45,604
Change in unrealized gains (losses)	14,963	(1,566)	78,786
Increase (decrease) in net assets from operations	42,514	1,767	140,716
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	128,798	14,825	244,435
Transfers for policy benefits and terminations	(13,487)	—	(25,321)
Loans	(2,013)	—	1,440
Policy maintenance charge	(72,528)	(7,359)	(119,985)
Transfers among the sub-accounts and with the Fixed Account - net	12,717	378	54,162
Increase (decrease) in net assets from policy transactions	53,487	7,844	154,731
INCREASE (DECREASE) IN NET ASSETS	96,001	9,611	295,447
NET ASSETS AT BEGINNING OF PERIOD	373,956	66,860	898,991
NET ASSETS AT END OF PERIOD	$469,957	$76,471	$1,194,438

Accumulation Units outstanding at beginning of period	20,226	4,221	47,038
Units issued	4,913	657	11,656
Units redeemed	(1,336)	(141)	(2,097)
Accumulation Units outstanding at end of period	23,803	4,737	56,597

	2021
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,656	$922	$8,755
Net realized gains (losses)	6,823	625	367
Change in unrealized gains (losses)	1,487	(2,687)	693
Increase (decrease) in net assets from operations	11,966	(1,140)	9,815
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	57,828	6,486	10,962
Transfers for policy benefits and terminations	(2,206)	(2,183)	(4,339)
Loans	—	474	(283)
Policy maintenance charge	(25,496)	(3,089)	(6,291)
Transfers among the sub-accounts and with the Fixed Account - net	(1,306)	885	18,958
Increase (decrease) in net assets from policy transactions	28,820	2,573	19,007
INCREASE (DECREASE) IN NET ASSETS	40,786	1,433	28,822
NET ASSETS AT BEGINNING OF PERIOD	170,169	56,503	159,150
NET ASSETS AT END OF PERIOD	$210,955	$57,936	$187,972

Accumulation Units outstanding at beginning of period	9,770	2,152	7,589
Units issued	1,974	194	1,145
Units redeemed	(246)	(95)	(245)
Accumulation Units outstanding at end of period	11,498	2,251	8,489

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,569	$4,467	$753
Net realized gains (losses)	12,825	(42)	572
Change in unrealized gains (losses)	(22,235)	302	3,483
Increase (decrease) in net assets from operations	(3,841)	4,727	4,808
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	21,653	6,063	2,356
Transfers for policy benefits and terminations	(11,132)	—	—
Loans	(7,248)	9	—
Policy maintenance charge	(12,260)	(3,433)	(1,225)
Transfers among the sub-accounts and with the Fixed Account - net	36,016	2,316	591
Increase (decrease) in net assets from policy transactions	27,029	4,955	1,722
INCREASE (DECREASE) IN NET ASSETS	23,188	9,682	6,530
NET ASSETS AT BEGINNING OF PERIOD	294,290	87,899	31,176
NET ASSETS AT END OF PERIOD	$317,478	$97,581	$37,706

Accumulation Units outstanding at beginning of period	11,401	2,379	984
Units issued	1,948	160	66
Units redeemed	(892)	(28)	(18)
Accumulation Units outstanding at end of period	12,457	2,511	1,032

	2021
	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$9,618	$1,406
Net realized gains (losses)	57,440	57,154	7,907
Change in unrealized gains (losses)	3,229	67,222	(26,771)
Increase (decrease) in net assets from operations	60,669	133,994	(17,458)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,822	31,469	10,598
Transfers for policy benefits and terminations	(4,114)	(22,513)	(9,170)
Loans	(10,376)	(20,636)	(3,781)
Policy maintenance charge	(13,225)	(19,072)	(5,926)
Transfers among the sub-accounts and with the Fixed Account - net	(1,458)	(7,186)	1,821
Increase (decrease) in net assets from policy transactions	(16,351)	(37,938)	(6,458)
INCREASE (DECREASE) IN NET ASSETS	44,318	96,056	(23,916)
NET ASSETS AT BEGINNING OF PERIOD	345,579	525,020	157,637
NET ASSETS AT END OF PERIOD	$389,897	$621,076	$133,721

Accumulation Units outstanding at beginning of period	5,073	11,424	3,130
Units issued	76	394	177
Units redeemed	(283)	(1,054)	(294)
Accumulation Units outstanding at end of period	4,866	10,764	3,013

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2021
VanEck VIP Global Resources Fund -Initial Class*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$363
Net realized gains (losses)	2,050
Change in unrealized gains (losses)	11,832
Increase (decrease) in net assets from operations	14,245
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,463
Transfers for policy benefits and terminations	—
Loans	998
Policy maintenance charge	(4,632)
Transfers among the sub-accounts and with the Fixed Account - net	(1,200)
Increase (decrease) in net assets from policy transactions	4,629
INCREASE (DECREASE) IN NET ASSETS	18,874
NET ASSETS AT BEGINNING OF PERIOD	74,290
NET ASSETS AT END OF PERIOD	$93,164

Accumulation Units outstanding at beginning of period	2,816
Units issued	462
Units redeemed	(309)
Accumulation Units outstanding at end of period	2,969

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	AB VPS Growth and Income Class A	AB VPS International Growth Class A	AB VPS International Value Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$267	$423	$441
Net realized gains (losses)	1,266	3,804	(46)
Change in unrealized gains (losses)	(1,137)	4,238	879
Increase (decrease) in net assets from operations	396	8,465	1,274
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,696	3,807	1,515
Transfers for policy benefits and terminations**	(5,057)	(2,593)	(85)
Loans	—	—	—
Policy maintenance charge	(2,170)	(2,856)	(857)
Transfers among the sub-accounts and with the Fixed Account - net	(493)	(1,180)	2,962
Increase (decrease) in net assets from policy transactions	(4,024)	(2,822)	3,535
INCREASE (DECREASE) IN NET ASSETS	(3,628)	5,643	4,809
NET ASSETS AT BEGINNING OF PERIOD	22,051	29,627	22,697
NET ASSETS AT END OF PERIOD	$18,423	$35,270	$27,506

Accumulation Units outstanding at beginning of period	861	2,518	2,711
Units issued	100	166	544
Units redeemed	(261)	(377)	(48)
Accumulation Units outstanding at end of period	700	2,307	3,207

	2020
	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	Alger Balanced Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$29	$191
Net realized gains (losses)	4,406	63	49
Change in unrealized gains (losses)	17,737	100	1,285
Increase (decrease) in net assets from operations	22,143	192	1,525
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,384	1,758	6,583
Transfers for policy benefits and terminations**	(2,685)	(82)	(385)
Loans	(1,936)	—	—
Policy maintenance charge	(3,752)	(692)	(3,769)
Transfers among the sub-accounts and with the Fixed Account - net	(2,293)	(755)	(48)
Increase (decrease) in net assets from policy transactions	(5,282)	229	2,381
INCREASE (DECREASE) IN NET ASSETS	16,861	421	3,906
NET ASSETS AT BEGINNING OF PERIOD	46,254	3,165	12,549
NET ASSETS AT END OF PERIOD	$63,115	$3,586	$16,455

Accumulation Units outstanding at beginning of period	1,195	125	692
Units issued	69	65	301
Units redeemed	(205)	(54)	(119)
Accumulation Units outstanding at end of period	1,059	136	874

** Prior period amounts have been reclassified to conform to current period presentation

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$708	$—
Net realized gains (losses)	61,156	72,488	87,517
Change in unrealized gains (losses)	50,723	129,690	164,347
Increase (decrease) in net assets from operations	111,879	202,886	251,864
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,446	18,326	30,867
Transfers for policy benefits and terminations**	(20,341)	(4,329)	(32,554)
Loans	(14,456)	2,723	15,872
Policy maintenance charge	(23,401)	(17,171)	(21,049)
Transfers among the sub-accounts and with the Fixed Account - net	(2,297)	(13,287)	(16,907)
Increase (decrease) in net assets from policy transactions	(26,049)	(13,738)	(23,771)
INCREASE (DECREASE) IN NET ASSETS	85,830	189,148	228,093
NET ASSETS AT BEGINNING OF PERIOD	292,006	308,364	399,077
NET ASSETS AT END OF PERIOD	$377,836	$497,512	$627,170

Accumulation Units outstanding at beginning of period	4,764	7,747	8,010
Units issued	724	230	613
Units redeemed	(978)	(497)	(928)
Accumulation Units outstanding at end of period	4,510	7,480	7,695

	2020
	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$106	$3,123	$2,178
Net realized gains (losses)	838	14,276	1,664
Change in unrealized gains (losses)	3,310	16,941	1,719
Increase (decrease) in net assets from operations	4,254	34,340	5,561
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,356	8,544	5,841
Transfers for policy benefits and terminations**	(251)	(7,981)	(3,291)
Loans	—	3,586	3,212
Policy maintenance charge	(1,842)	(6,407)	(4,024)
Transfers among the sub-accounts and with the Fixed Account - net	(692)	(480)	(4,656)
Increase (decrease) in net assets from policy transactions	6,571	(2,738)	(2,918)
INCREASE (DECREASE) IN NET ASSETS	10,825	31,602	2,643
NET ASSETS AT BEGINNING OF PERIOD	2,564	188,836	71,329
NET ASSETS AT END OF PERIOD	$13,389	$220,438	$73,972

Accumulation Units outstanding at beginning of period	173	3,585	3,152
Units issued	396	162	128
Units redeemed	(29)	(204)	(261)
Accumulation Units outstanding at end of period	540	3,543	3,019

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$543	$1,488	$2,712
Net realized gains (losses)	5,356	1,585	32,130
Change in unrealized gains (losses)	4,254	11,187	268,804
Increase (decrease) in net assets from operations	10,153	14,260	303,646
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,855	7,260	76,271
Transfers for policy benefits and terminations**	(4,478)	(3,695)	(49,034)
Loans	2,142	787	455
Policy maintenance charge	(2,334)	(4,321)	(52,969)
Transfers among the sub-accounts and with the Fixed Account - net	(177)	(75)	(11,539)
Increase (decrease) in net assets from policy transactions	(1,992)	(44)	(36,816)
INCREASE (DECREASE) IN NET ASSETS	8,161	14,216	266,830
NET ASSETS AT BEGINNING OF PERIOD	53,247	94,603	1,005,345
NET ASSETS AT END OF PERIOD	$61,408	$108,819	$1,272,175

Accumulation Units outstanding at beginning of period	963	3,125	18,380
Units issued	41	186	862
Units redeemed	(74)	(182)	(1,304)
Accumulation Units outstanding at end of period	930	3,129	17,938

	2020
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$31	$245	$16,341
Net realized gains (losses)	(4)	3,678	38,897
Change in unrealized gains (losses)	1,358	5,936	12,183
Increase (decrease) in net assets from operations	1,385	9,859	67,421
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,377	15,609	61,280
Transfers for policy benefits and terminations**	(235)	(4,686)	(30,966)
Loans	—	(5)	7,096
Policy maintenance charge	(1,599)	(5,168)	(38,733)
Transfers among the sub-accounts and with the Fixed Account - net	414	1,483	26,551
Increase (decrease) in net assets from policy transactions	2,957	7,233	25,228
INCREASE (DECREASE) IN NET ASSETS	4,342	17,092	92,649
NET ASSETS AT BEGINNING OF PERIOD	2,171	25,226	933,191
NET ASSETS AT END OF PERIOD	$6,513	$42,318	$1,025,840

Accumulation Units outstanding at beginning of period	181	1,673	24,763
Units issued	312	946	1,911
Units redeemed	(34)	(333)	(1,145)
Accumulation Units outstanding at end of period	459	2,286	25,529

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,633	$1,069	$962
Net realized gains (losses)	—	5,316	166,627
Change in unrealized gains (losses)	—	(1,254)	344,286
Increase (decrease) in net assets from operations	1,633	5,131	511,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	78,492	15,960	80,864
Transfers for policy benefits and terminations**	(41,781)	(27,532)	(43,297)
Loans	1,342	(4)	17,075
Policy maintenance charge	(37,435)	(5,875)	(61,376)
Transfers among the sub-accounts and with the Fixed Account - net	122,336	255	(31,851)
Increase (decrease) in net assets from policy transactions	122,954	(17,196)	(38,585)
INCREASE (DECREASE) IN NET ASSETS	124,587	(12,065)	473,290
NET ASSETS AT BEGINNING OF PERIOD	506,147	72,533	1,170,089
NET ASSETS AT END OF PERIOD	$630,734	$60,468	$1,643,379

Accumulation Units outstanding at beginning of period	35,377	2,921	26,304
Units issued	12,380	490	1,450
Units redeemed	(3,979)	(1,153)	(1,871)
Accumulation Units outstanding at end of period	43,778	2,258	25,883

	2020
	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,199	$17,960	$6,037
Net realized gains (losses)	(116)	38,050	22,751
Change in unrealized gains (losses)	(301)	125,414	34,818
Increase (decrease) in net assets from operations	782	181,424	63,606
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,489	117,194	77,690
Transfers for policy benefits and terminations**	(1,747)	(32,372)	(16,676)
Loans	—	8,497	(10,865)
Policy maintenance charge	(3,029)	(54,593)	(35,599)
Transfers among the sub-accounts and with the Fixed Account - net	29	12,526	(15,933)
Increase (decrease) in net assets from policy transactions	742	51,252	(1,383)
INCREASE (DECREASE) IN NET ASSETS	1,524	232,676	62,223
NET ASSETS AT BEGINNING OF PERIOD	23,778	1,005,702	361,003
NET ASSETS AT END OF PERIOD	$25,302	$1,238,378	$423,226

Accumulation Units outstanding at beginning of period	1,171	25,364	12,505
Units issued	161	6,062	1,635
Units redeemed	(120)	(3,005)	(1,729)
Accumulation Units outstanding at end of period	1,212	28,421	12,411

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$7,985	$314	$1,420
Net realized gains (losses)	2,499	(3,788)	6,594
Change in unrealized gains (losses)	21,733	8,398	41,959
Increase (decrease) in net assets from operations	32,217	4,924	49,973
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	48,023	12,628	30,697
Transfers for policy benefits and terminations**	(22,200)	(8,309)	(14,014)
Loans	(444)	(9,109)	(980)
Policy maintenance charge	(23,749)	(7,994)	(15,075)
Transfers among the sub-accounts and with the Fixed Account - net	(1,829)	1,213	(3,996)
Increase (decrease) in net assets from policy transactions	(199)	(11,571)	(3,368)
INCREASE (DECREASE) IN NET ASSETS	32,018	(6,647)	46,605
NET ASSETS AT BEGINNING OF PERIOD	343,447	61,699	324,146
NET ASSETS AT END OF PERIOD	$375,465	$55,052	$370,751

Accumulation Units outstanding at beginning of period	17,566	2,710	11,774
Units issued	1,759	486	1,01
Units redeemed	(1,538)	(1,085)	(945)
Accumulation Units outstanding at end of period	17,787	2,111	11,844

	2020
	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$798	$7	$101
Net realized gains (losses)	2,013	4	400
Change in unrealized gains (losses)	(3,924)	87	333
Increase (decrease) in net assets from operations	(1,113)	98	834
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,894	1,055	1,510
Transfers for policy benefits and terminations**	(10,893)	(237)	(1,717)
Loans	221	—	—
Policy maintenance charge	(4,039)	(495)	(821)
Transfers among the sub-accounts and with the Fixed Account - net	2,558	74	27
Increase (decrease) in net assets from policy transactions	2,741	397	(1,001)
INCREASE (DECREASE) IN NET ASSETS	1,628	495	(167)
NET ASSETS AT BEGINNING OF PERIOD	40,847	233	9,551
NET ASSETS AT END OF PERIOD	$42,475	$728	$9,384

Accumulation Units outstanding at beginning of period	1,993	19	406
Units issued	1,072	76	52
Units redeemed	(586)	(40)	(90)
Accumulation Units outstanding at end of period	2,479	55	368

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,400	$1,302	$91
Net realized gains (losses)	(217)	(68)	(52)
Change in unrealized gains (losses)	(3,665)	(799)	(212)
Increase (decrease) in net assets from operations	(1,482)	435	(173)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,879	2,901	1,162
Transfers for policy benefits and terminations**	(327)	(109)	(498)
Loans	246	492	—
Policy maintenance charge	(2,694)	(1,737)	(781)
Transfers among the sub-accounts and with the Fixed Account - net	832	981	272
Increase (decrease) in net assets from policy transactions	1,936	2,528	155
INCREASE (DECREASE) IN NET ASSETS	454	2,963	(18)
NET ASSETS AT BEGINNING OF PERIOD	29,305	22,569	4,221
NET ASSETS AT END OF PERIOD	$29,759	$25,532	$4,203

Accumulation Units outstanding at beginning of period	1,684	1,159	207
Units issued	185	197	60
Units redeemed	(67)	(57)	(52)
Accumulation Units outstanding at end of period	1,802	1,299	215

	2020
	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$95	$820	$—
Net realized gains (losses)	93	2,201	3,181
Change in unrealized gains (losses)	(264)	1,447	10,298
Increase (decrease) in net assets from operations	(76)	4,468	13,479
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,207	6,670	3,509
Transfers for policy benefits and terminations**	—	(1,236)	(94)
Loans	—	—	—
Policy maintenance charge	(829)	(3,861)	(2,610)
Transfers among the sub-accounts and with the Fixed Account - net	85	3,453	(163)
Increase (decrease) in net assets from policy transactions	463	5,026	642
INCREASE (DECREASE) IN NET ASSETS	387	9,494	14,121
NET ASSETS AT BEGINNING OF PERIOD	3,147	54,575	23,990
NET ASSETS AT END OF PERIOD	$3,534	$64,069	$38,111

Accumulation Units outstanding at beginning of period	159	2,126	871
Units issued	42	338	63
Units redeemed	(13)	(96)	(44)
Accumulation Units outstanding at end of period	188	2,368	890

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$703	$630	$249
Net realized gains (losses)	(110)	(151)	48
Change in unrealized gains (losses)	(17)	207	1,262
Increase (decrease) in net assets from operations	576	686	1,559
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,694	874	2,347
Transfers for policy benefits and terminations**	(49)	(1,068)	(152)
Loans	246	—	—
Policy maintenance charge	(794)	(902)	(1,332)
Transfers among the sub-accounts and with the Fixed Account - net	16	315	14
Increase (decrease) in net assets from policy transactions	1,113	(781)	877
INCREASE (DECREASE) IN NET ASSETS	1,689	(95)	2,436
NET ASSETS AT BEGINNING OF PERIOD	13,705	16,980	29,722
NET ASSETS AT END OF PERIOD	$15,394	$16,885	$32,158

Accumulation Units outstanding at beginning of period	789	1,228	1,188
Units issued	108	96	61
Units redeemed	(43)	(151)	(24)
Accumulation Units outstanding at end of period	854	1,173	1,225

	2020
	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II*	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$1,136	$251
Net realized gains (losses)	5,931	3,651	39,031
Change in unrealized gains (losses)	—	20,483	89,149
Increase (decrease) in net assets from operations	5,931	25,270	128,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	519	10,799	17,148
Transfers for policy benefits and terminations**	(8,524)	(5,827)	(21,389)
Loans	106	2,701	17,503
Policy maintenance charge	(279)	(7,005)	(15,795)
Transfers among the sub-accounts and with the Fixed Account - net	2,247	(2,615)	(4,621)
Increase (decrease) in net assets from policy transactions	(5,931)	(1,947)	(7,154)
INCREASE (DECREASE) IN NET ASSETS	—	23,323	121,277
NET ASSETS AT BEGINNING OF PERIOD	—	119,649	306,800
NET ASSETS AT END OF PERIOD	$—	$142,972	$428,077

Accumulation Units outstanding at beginning of period	—	3,874	11,489
Units issued	6,865	297	972
Units redeemed	(6,865)	(470)	(1,200)
Accumulation Units outstanding at end of period	—	3,701	11,261

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Invesco V.I. American Value*	Invesco V.I. Conservative Balanced Core Equity	Invesco V.I. Core Bond Fund Series I*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$44	$493	$294

Net realized gains (losses)	(278)	843	18

Change in unrealized gains (losses)	319	1,939	488
Increase (decrease) in net assets from operations	85	3,275	800

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	2,984	6,715	2,270

Transfers for policy benefits and terminations**	(92)	(129)	(125)

Loans	(1,008)	—	—

Policy maintenance charge	(1,494)	(3,530)	(1,092)

Transfers among the sub-accounts and with the Fixed Account - net	57	(187)	(446)
Increase (decrease) in net assets from policy transactions	447	2,869	607

INCREASE (DECREASE) IN NET ASSETS	532	6,144	1,407

NET ASSETS AT BEGINNING OF PERIOD	5,338	19,998	8,559

NET ASSETS AT END OF PERIOD	$5,870	$26,142	$9,966

Accumulation Units outstanding at beginning of period	243	1,395	761

Units issued	152	293	118

Units redeemed	(106)	(100)	(72)

Accumulation Units outstanding at end of period	289	1,588	807

	2020
	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	Invesco V.I. Diversified Dividend Fund Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$369	$76	$9

Net realized gains (losses)	6,343	21,097	7

Change in unrealized gains (losses)	(3,029)	75,473	28
Increase (decrease) in net assets from operations	3,683	96,646	44

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	2,004	14,647	455

Transfers for policy benefits and terminations**	(3,852)	(507)	—

Loans	—	(3,951)	—

Policy maintenance charge	(947)	(9,677)	(177)

Transfers among the sub-accounts and with the Fixed Account - net	(113)	56,879	18
Increase (decrease) in net assets from policy transactions	(2,908)	57,391	296

INCREASE (DECREASE) IN NET ASSETS	775	154,037	340

NET ASSETS AT BEGINNING OF PERIOD	26,217	180,652	62

NET ASSETS AT END OF PERIOD	$26,992	$334,689	$402

Accumulation Units outstanding at beginning of period	1,035	5,193	5

Units issued	58	2,080	28

Units redeemed	(157)	(414)	—

Accumulation Units outstanding at end of period	936	6,859	33

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Invesco V.I. Global Fund - Series I*	Invesco V.I. Global Fund - Series II*	Invesco V.I. Global Strategic Income Fund - Series I*

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$132	$1,878	$389

Net realized gains (losses)	1,277	20,204	(77)
Change in unrealized gains (losses)	3,731	84,656	(42)

Increase (decrease) in net assets from operations	5,140	106,738	270

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	3,389	30,124	2,821

Transfers for policy benefits and terminations**	(855)	(19,591)	(1,337)

Loans	—	(1,586)	—

Policy maintenance charge	(2,496)	(20,586)	(1,479)

Transfers among the sub-accounts and with the Fixed Account - net	(972)	(258)	131

Increase (decrease) in net assets from policy transactions	(934)	(11,897)	136

INCREASE (DECREASE) IN NET ASSETS	4,206	94,841	406

NET ASSETS AT BEGINNING OF PERIOD	18,080	419,678	6,812

NET ASSETS AT END OF PERIOD	$22,286	$514,519	$7,218

Accumulation Units outstanding at beginning of period	759	11,363	435

Units issued	86	753	174

Units redeemed	(112)	(1,176)	(163)

Accumulation Units outstanding at end of period	733	10,940	446

	2020
	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$1,319	$6,489	$2,385

Net realized gains (losses)	133	2,182	(38)

Change in unrealized gains (losses)	1,728	3,645	(643)

Increase (decrease) in net assets from operations	3,180	12,316	1,704

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	7,006	20,555	7,516

Transfers for policy benefits and terminations**	(3,853)	(7,579)	—

Loans	(1,134)	13,757	—

Policy maintenance charge	(4,428)	(11,806)	(2,802)

Transfers among the sub-accounts and with the Fixed Account - net	3,934	7,114	2,869

Increase (decrease) in net assets from policy transactions	1,525	22,041	7,583

INCREASE (DECREASE) IN NET ASSETS	4,705	34,357	9,287

NET ASSETS AT BEGINNING OF PERIOD	49,129	296,452	36,027

NET ASSETS AT END OF PERIOD	$53,834	$330,809	$45,314

Accumulation Units outstanding at beginning of period	4,006	6,835	2,374

Units issued	787	931	709

Units redeemed	(663)	(279)	(44)

Accumulation Units outstanding at end of period	4,130	7,487	3,039

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Invesco V.I. International Growth Fund Series I	Invesco V.I. Main Street Fund® - Series I*	Invesco V.I. Main Street MidCap Fund - Series I*

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$53	$150	$731

Net realized gains (losses)	49	854	18,146
Change in unrealized gains (losses)	378	325	(10,018)

Increase (decrease) in net assets from operations	480	1,329	8,859

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	2,564	1,549	7,201

Transfers for policy benefits and terminations**	(10)	(280)	(4,793)

Loans	—	—	365

Policy maintenance charge	(904)	(1,145)	(4,482)

Transfers among the sub-accounts and with the Fixed Account - net	252	45	(4,219)

Increase (decrease) in net assets from policy transactions	1,902	169	(5,928)

INCREASE (DECREASE) IN NET ASSETS	2,382	1,498	2,931

NET ASSETS AT BEGINNING OF PERIOD	571	9,949	110,630

NET ASSETS AT END OF PERIOD	$2,953	$11,447	$113,561

Accumulation Units outstanding at beginning of period	49	750	3,740

Units issued	174	103	262

Units redeemed	(1)	(96)	(488)

Accumulation Units outstanding at end of period	222	757	3,514

	2020
	Invesco V.I. Main Street Small Cap Fund® - Series I*	Invesco V.I. Mid Cap Growth Fund Series I*	Invesco V.I. Mid Cap Growth Fund Series II*

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$4,690	$—	$—

Net realized gains (losses)	12,585	(5)	7,404

Change in unrealized gains (losses)	142,260	1	(12,826)

Increase (decrease) in net assets from operations	159,535	(4)	(5,422)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	54,418	117	1,920

Transfers for policy benefits and terminations**	(40,867)	—	(5,704)

Loans	15,388	—	47

Policy maintenance charge	(31,292)	(38)	(1,007)

Transfers among the sub-accounts and with the Fixed Account - net	6,633	(154)	(68,512)

Increase (decrease) in net assets from policy transactions	4,280	(75)	(73,256)

INCREASE (DECREASE) IN NET ASSETS	163,815	(79)	(78,678)

NET ASSETS AT BEGINNING OF PERIOD	758,505	79	78,678

NET ASSETS AT END OF PERIOD	$922,320	$—	$—

Accumulation Units outstanding at beginning of period	12,926	6	2,069

Units issued	1,098	5	37

Units redeemed	(1,285)	(11)	(2,106)

Accumulation Units outstanding at end of period	12,739	—	—

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Invesco V.I. Value Opportunity*	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$284	$410	$7,031

Net realized gains (losses)	2,210	2,719	9,557
Change in unrealized gains (losses)	3,622	(120)	47,225

Increase (decrease) in net assets from operations	6,116	3,009	63,813

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	5,660	6,854	37,791

Transfers for policy benefits and terminations**	(110)	(10,440)	(4,402)

Loans	867	—	—

Policy maintenance charge	(4,057)	(4,697)	(22,919)

Transfers among the sub-accounts and with the Fixed Account - net	3,666	63	(1,460)

Increase (decrease) in net assets from policy transactions	6,026	(8,220)	9,010

INCREASE (DECREASE) IN NET ASSETS	12,142	(5,211)	72,823

NET ASSETS AT BEGINNING OF PERIOD	75,354	25,669	449,125

NET ASSETS AT END OF PERIOD	$87,496	$20,458	$521,948

Accumulation Units outstanding at beginning of period	3,466	990	10,506

Units issued	492	238	401

Units redeemed	(130)	(510)	(200)

Accumulation Units outstanding at end of period	3,828	718	10,707

	2020
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$22	$625	$359

Net realized gains (losses)	7,570	(37)	14,658

Change in unrealized gains (losses)	1,917	1,484	31,324

Increase (decrease) in net assets from operations	9,509	2,072	46,341

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	15,410	3,838	8,510

Transfers for policy benefits and terminations**	(31,337)	(290)	(9,630)

Loans	—	—	3,136

Policy maintenance charge	(4,411)	(2,491)	(6,242)

Transfers among the sub-accounts and with the Fixed Account - net	3,469	1,297	(4,403)

Increase (decrease) in net assets from policy transactions	(16,869)	2,354	(8,629)

INCREASE (DECREASE) IN NET ASSETS	(7,360)	4,426	37,712

NET ASSETS AT BEGINNING OF PERIOD	57,604	20,021	119,628

NET ASSETS AT END OF PERIOD	$50,244	$24,447	$157,340

Accumulation Units outstanding at beginning of period	1,644	1,150	2,141

Units issued	479	307	279

Units redeemed	(922)	(89)	(334)

Accumulation Units outstanding at end of period	1,201	1,368	2,086

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$308	$—	$134

Net realized gains (losses)	8,635	8,528	(2,411)
Change in unrealized gains (losses)	1,565	8,005	738

Increase (decrease) in net assets from operations	10,508	16,533	(1,539)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	3,386	17,856	9,190

Transfers for policy benefits and terminations**	(12,613)	(17,169)	(177)

Loans	—	—	(8,088)

Policy maintenance charge	(1,661)	(5,757)	(2,209)

Transfers among the sub-accounts and with the Fixed Account - net	(26)	461	1,370

Increase (decrease) in net assets from policy transactions	(10,914)	(4,609)	86

INCREASE (DECREASE) IN NET ASSETS	(406)	11,924	(1,453)

NET ASSETS AT BEGINNING OF PERIOD	59,625	42,439	16,323

NET ASSETS AT END OF PERIOD	$59,219	$54,363	$14,870

Accumulation Units outstanding at beginning of period	1,670	1,012	783

Units issued	71	508	758

Units redeemed	(356)	(420)	(511)

Accumulation Units outstanding at end of period	1,385	1,100	1,030

	2020
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$1,578	$368	$1,010

Net realized gains (losses)	2,317	1,680	(4,973)

Change in unrealized gains (losses)	(3,538)	3,046	15,673

Increase (decrease) in net assets from operations	357	5,094	11,710

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	11,832	10,741	7,933

Transfers for policy benefits and terminations**	(3,209)	(22,813)	(15,176)

Loans	1,479	—	(329)

Policy maintenance charge	(5,819)	(2,392)	(3,414)

Transfers among the sub-accounts and with the Fixed Account - net	6,876	132	1,012

Increase (decrease) in net assets from policy transactions	11,159	(14,332)	(9,974)

INCREASE (DECREASE) IN NET ASSETS	11,516	(9,238)	1,736

NET ASSETS AT BEGINNING OF PERIOD	158,004	45,474	94,661

NET ASSETS AT END OF PERIOD	$169,520	$36,236	$96,397

Accumulation Units outstanding at beginning of period	4,313	4,583	9,759

Units issued	519	965	926

Units redeemed	(148)	(2,408)	(2,120)

Accumulation Units outstanding at end of period	4,684	3,140	8,565

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$1	$526	$2,370

Net realized gains (losses)	72	(1,434)	18,224
Change in unrealized gains (losses)	8	(1,366)	(10,550)

Increase (decrease) in net assets from operations	81	(2,274)	10,044

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	144	2,313	13,497

Transfers for policy benefits and terminations**	(297)	(498)	—

Loans	—	128	885

Policy maintenance charge	(200)	(770)	(8,830)

Transfers among the sub-accounts and with the Fixed Account - net	(20)	(6,988)	2,645

Increase (decrease) in net assets from policy transactions	(373)	(5,815)	8,197

INCREASE (DECREASE) IN NET ASSETS	(292)	(8,089)	18,241

NET ASSETS AT BEGINNING OF PERIOD	427	31,861	169,789

NET ASSETS AT END OF PERIOD	$135	$23,772	$188,030

Accumulation Units outstanding at beginning of period	29	517	5,001

Units issued	23	60	326

Units redeemed	(45)	(187)	(65)

Accumulation Units outstanding at end of period	7	390	5,262

	2020
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$4,726	$3,386	$169

Net realized gains (losses)	(731)	(322)	1,217

Change in unrealized gains (losses)	4,085	186	2,378

Increase (decrease) in net assets from operations	8,080	3,250	3,764

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	8,460	5,556	1,512

Transfers for policy benefits and terminations**	(2,462)	(3,666)	—

Loans	(623)	352	(770)

Policy maintenance charge	(5,988)	(3,515)	(995)

Transfers among the sub-accounts and with the Fixed Account - net	3,494	863	85

Increase (decrease) in net assets from policy transactions	2,881	(410)	(168)

INCREASE (DECREASE) IN NET ASSETS	10,961	2,840	3,596

NET ASSETS AT BEGINNING OF PERIOD	113,450	61,211	26,185

NET ASSETS AT END OF PERIOD	$124,411	$64,051	$29,781

Accumulation Units outstanding at beginning of period	4,401	4,423	672

Units issued	273	349	34

Units redeemed	(176)	(368)	(35)

Accumulation Units outstanding at end of period	4,498	4,404	671

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$419	$—	$2,938

Net realized gains (losses)	9,957	28,182	3,873
Change in unrealized gains (losses)	9,623	86,671	6,028

Increase (decrease) in net assets from operations	19,999	114,853	12,839

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	3,950	15,225	10,937

Transfers for policy benefits and terminations**	(2,901)	(1,326)	(1,287)

Loans	354	194	97

Policy maintenance charge	(3,327)	(10,246)	(6,257)

Transfers among the sub-accounts and with the Fixed Account - net	(195)	(2,062)	1,994

Increase (decrease) in net assets from policy transactions	(2,119)	1,785	5,484

INCREASE (DECREASE) IN NET ASSETS	17,880	116,638	18,323

NET ASSETS AT BEGINNING OF PERIOD	90,949	247,271	127,341

NET ASSETS AT END OF PERIOD	$108,829	$363,909	$145,664

Accumulation Units outstanding at beginning of period	4,799	3,097	3,303

Units issued	129	115	240

Units redeemed	(241)	(88)	(103)

Accumulation Units outstanding at end of period	4,687	3,124	3,440

	2020
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$2,050	$928	$319

Net realized gains (losses)	4,051	4,110	416
Change in unrealized gains (losses)	(424)	(4,869)	3,250

Increase (decrease) in net assets from operations	5,677	169	3,985

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	5,645	5,577	2,798

Transfers for policy benefits and terminations**	(6,815)	(3,630)	—

Loans	436	(569)	—

Policy maintenance charge	(4,197)	(2,849)	(1,078)

Transfers among the sub-accounts and with the Fixed Account - net	698	(10,012)	1,138

Increase (decrease) in net assets from policy transactions	(4,233)	(11,483)	2,858

INCREASE (DECREASE) IN NET ASSETS	1,444	(11,314)	6,843

NET ASSETS AT BEGINNING OF PERIOD	85,324	77,630	22,171

NET ASSETS AT END OF PERIOD	$86,768	$66,316	$29,014

Accumulation Units outstanding at beginning of period	1,112	1,973	2,020

Units issued	81	100	327

Units redeemed	(125)	(444)	(37)

Accumulation Units outstanding at end of period	1,068	1,629	2,310

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$—	$3,341	$8,899

Net realized gains (losses)	37,410	3,000	6,743
Change in unrealized gains (losses)	95,475	(31,258)	32,430

Increase (decrease) in net assets from operations	132,885	(24,917)	48,072

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	14,272	11,453	124,204

Transfers for policy benefits and terminations**	(27,808)	(12,441)	(15,362)

Loans	(7,038)	(5)	4,284

Policy maintenance charge	(8,052)	(4,480)	(65,516)

Transfers among the sub-accounts and with the Fixed Account - net	(5,212)	4,715	9,120

Increase (decrease) in net assets from policy transactions	(33,838)	(758)	56,730

INCREASE (DECREASE) IN NET ASSETS	99,047	(25,675)	104,802

NET ASSETS AT BEGINNING OF PERIOD	126,470	144,392	391,038

NET ASSETS AT END OF PERIOD	$225,517	$118,717	$495,840

Accumulation Units outstanding at beginning of period	2,144	2,708	20,950

Units issued	176	301	5,723

Units redeemed	(594)	(331)	(1,806)

Accumulation Units outstanding at end of period	1,726	2,678	24,867

	2020
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$7,902	$1,350	$18,172

Net realized gains (losses)	3,289	597	23,057
Change in unrealized gains (losses)	21,801	2,600	47,682

Increase (decrease) in net assets from operations	32,992	4,547	88,911

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	108,285	16,913	202,748

Transfers for policy benefits and terminations**	(23,898)	(7,750)	(8,567)

Loans	(9,531)	—	(1,817)

Policy maintenance charge	(67,121)	(8,944)	(103,857)

Transfers among the sub-accounts and with the Fixed Account - net	10,986	(1,057)	4,057

Increase (decrease) in net assets from policy transactions	18,721	(838)	92,564

INCREASE (DECREASE) IN NET ASSETS	51,713	3,709	181,475

NET ASSETS AT BEGINNING OF PERIOD	322,243	63,151	717,516

NET ASSETS AT END OF PERIOD	$373,956	$66,860	$898,991

Accumulation Units outstanding at beginning of period	18,565	4,258	40,620

Units issued	4,050	591	8,206

Units redeemed	(2,389)	(628)	(1,788)

Accumulation Units outstanding at end of period	20,226	4,221	47,038

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$3,967	$3,146	$2,135

Net realized gains (losses)	1,228	128	250
Change in unrealized gains (losses)	8,360	(347)	14,155

Increase (decrease) in net assets from operations	13,555	2,927	16,540

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	54,630	6,160	11,552

Transfers for policy benefits and terminations**	(7,471)	(10)	(3,282)

Loans	—	(624)	(452)

Policy maintenance charge	(24,270)	(3,205)	(6,761)

Transfers among the sub-accounts and with the Fixed Account - net	(3,891)	467	2,181

Increase (decrease) in net assets from policy transactions	18,998	2,788	3,238

INCREASE (DECREASE) IN NET ASSETS	32,553	5,715	19,778

NET ASSETS AT BEGINNING OF PERIOD	137,616	50,788	139,372

NET ASSETS AT END OF PERIOD	$170,169	$56,503	$159,150

Accumulation Units outstanding at beginning of period	8,574	2,042	7,425

Units issued	1,932	178	611

Units redeemed	(736)	(68)	(447)

Accumulation Units outstanding at end of period	9,770	2,152	7,589

	2020
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$6,083	$4,734	$802

Net realized gains (losses)	4,240	(469)	343
Change in unrealized gains (losses)	13,169	529	(438)

Increase (decrease) in net assets from operations	23,492	4,794	707

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	21,221	6,438	2,862

Transfers for policy benefits and terminations**	(15,686)	(6,448)	(295)

Loans	1,825	2,097	—

Policy maintenance charge	(13,283)	(3,698)	(1,293)

Transfers among the sub-accounts and with the Fixed Account - net	5,034	(670)	(4,356)

Increase (decrease) in net assets from policy transactions	(889)	(2,281)	(3,082)

INCREASE (DECREASE) IN NET ASSETS	22,603	2,513	(2,375)

NET ASSETS AT BEGINNING OF PERIOD	271,687	85,386	33,551

NET ASSETS AT END OF PERIOD	$294,290	$87,899	$31,176

Accumulation Units outstanding at beginning of period	11,435	2,438	1,103

Units issued	908	215	148

Units redeemed	(942)	(274)	(267)

Accumulation Units outstanding at end of period	11,401	2,379	984

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2020
	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$—	$10,545	$2,705

Net realized gains (losses)	33,824	8,627	6,032
Change in unrealized gains (losses)	57,634	(12,871)	15,193

Increase (decrease) in net assets from operations	91,458	6,301	23,930

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	14,369	31,328	11,529

Transfers for policy benefits and terminations**	(17,099)	(26,737)	(7,029)

Loans	(287)	(909)	(1,345)

Policy maintenance charge	(12,897)	(18,547)	(6,137)

Transfers among the sub-accounts and with the Fixed Account - net	(14,329)	16,572	676

Increase (decrease) in net assets from policy transactions	(30,243)	1,707	(2,306)

INCREASE (DECREASE) IN NET ASSETS	61,215	8,008	21,624

NET ASSETS AT BEGINNING OF PERIOD	284,364	517,012	136,013

NET ASSETS AT END OF PERIOD	$345,579	$525,020	$157,637

Accumulation Units outstanding at beginning of period	5,605	11,383	3,167

Units issued	112	977	188

Units redeemed	(644)	(936)	(225)

Accumulation Units outstanding at end of period	5,073	11,424	3,130

	2020
	VanEck VIP Global Resources Fund - Initial Class*
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS

Net Investment Income (loss)	$491

Net realized gains (losses)	(1,472)
Change in unrealized gains (losses)	15,699

Increase (decrease) in net assets from operations	14,718

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Deposits	9,408

Transfers for policy benefits and terminations**	(809)

Loans	2,841

Policy maintenance charge	(3,724)

Transfers among the sub-accounts and with the Fixed Account - net	2,107

Increase (decrease) in net assets from policy transactions	9,823

INCREASE (DECREASE) IN NET ASSETS	24,541

NET ASSETS AT BEGINNING OF PERIOD	49,749

NET ASSETS AT END OF PERIOD	$74,290

Accumulation Units outstanding at beginning of period	2,246

Units issued	858

Units redeemed	(288)

Accumulation Units outstanding at end of period	2,816

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1.    Organization

Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Wilton Reassurance Life Company of New York (“ Wilton Re New York” or “the Company”). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company (WRAC) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (Wilton Re U.S.). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the Wilton Re Trust). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (WRL), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. Effective October 1, 2021, Wilton Reassurance Company, a wholly owned subsidiary of Wilton Re U.S., acquired Allstate Life Insurance Company of New York (“ALNY”). The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, a wholly owned subsidiary of Wilton Re U.S., on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). The Company issues four life insurance policies: New Consultant Protector, New Consultant Accumulator, New Total Accumulator, and New Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein the Company contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Growth and Income Class A

AB VPS International Growth Class A

AB VPS International Value Class A

AB VPS Small Cap Growth Class A

AB VPS Small/Mid Cap Value Class A

Alger Balanced Class I-2

Alger Capital Appreciation Class I-2

Alger Large Cap Growth Class I-2

Alger MidCap Growth Class I-2

Alger Small Cap Growth Portfolio Class I-2

DWS Equity 500 Index VIP Class A

DWS Global Income Builder VIP Class A II

DWS Small Cap Index VIP Class A

Fidelity® VIP Asset Manager Portfolio Initial Class

Fidelity® VIP ContrafundSM Portfolio Initial Class

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class

Fidelity® VIP Emerging Markets Portfolio Initial Class

Fidelity® VIP Equity-Income PortfolioSM Initial Class

Fidelity® VIP Government Money Market Portfolio Initial Class

Fidelity® VIP Growth & Income Portfolio Initial Class

Fidelity® VIP Growth Portfolio Initial Class

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Fidelity® VIP High Income Portfolio Initial Class

Fidelity® VIP Index 500 Portfolio Initial Class

Fidelity® VIP Index 500 Portfolio Service Class

Fidelity® VIP Investment Grade Bond Portfolio Initial Class

Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® VIP Overseas Portfolio Initial Class

Fidelity® VIP Real Estate Portfolio Initial Class

Fidelity® VIP Value Portfolio Initial Class

Fidelity® VIP Value Strategies Portfolio Initial Class

Franklin Templeton Global Bond VIP Fund Class 1

Franklin Templeton Income VIP Fund Class 1

Franklin Templeton Mutual Global Discovery VIP Fund Class 1

Franklin Templeton Mutual Shares VIP Fund Class 1

Franklin Templeton Small Cap Value VIP Fund Class 1

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

Franklin Templeton Strategic Income VIP Fund Class 1

Franklin Templeton U.S. Government Securities VIP Fund Class 1

Guggenheim VT U.S. Long Short Equity Fund

Invesco Oppenheimer V.I. Intl. Growth Fund Series I

Invesco V.I. American Franchise

Invesco V.I. American Value*

Invesco V.I. Conservative Balanced Fund - Series I*

Invesco V.I. Core Bond Fund Series I*

Invesco V.I. Core Equity

Invesco V.I. Discovery Mid Cap Growth Fund - Series I*

Invesco V.I. Discovery Mid Cap Growth Fund - Series II

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Global Fund - Series I*

Invesco V.I. Global Fund - Series II*

Invesco V.I. Global Strategic Income Fund - Series I*

Invesco V.I. Government Securities

Invesco V.I. Growth and Income Fund Series I

Invesco V.I. High Yield

Invesco V.I. International Growth Fund Series I

Invesco V.I. Main Street Fund® - Series I*

Invesco V.I. Main Street MidCap Fund - Series I*

Invesco V.I. Main Street Small Cap Fund® - Series I*

Invesco V.I. Value Opportunity*

Janus Henderson Balanced Portfolio Institutional Shares

Janus Henderson Balanced Portfolio Service Shares

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Flexible Bond Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Service Shares

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares

Janus Henderson Mid Cap Value Portfolio Institutional Shares

Janus Henderson Mid Cap Value Portfolio Service Shares

Janus Henderson Overseas Portfolio Institutional Shares

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Janus Henderson Overseas Portfolio Service Shares

Janus Henderson Research Portfolio Institutional Shares

Lazard Retirement Emerging Markets Equity Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I

MFS® High Yield Portfolio Initial Class

MFS® Investors Trust Series Initial Class

MFS® Mass. Investors Growth Stock Portfolio Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

MFS® Utilities Series Initial Class

MFS® Value Series Initial Class

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

Morgan Stanley VIF Growth Portfolio Class I

Morgan Stanley VIF U.S. Real Estate Portfolio Class I

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

Morningstar Balanced ETF Asset Allocation Portfolio Class I

Morningstar Conservative ETF Asset Allocation Portfolio Class I

Morningstar Growth ETF Asset Allocation Portfolio Class I

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares

PIMCO VIT Real Return Portfolio Admin. Shares

PIMCO VIT Total Return Portfolio Admin. Shares

Putnam VT High Yield Fund Class IA

Putnam VT International Value Fund Class IA

T. Rowe Price Blue Chip Growth Portfolio I

T. Rowe Price Equity Income Portfolio I

VanEck VIP Emerging Markets Fund Initial Class

VanEck VIP Global Resources Fund - Initial Class*

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the Company general account assets and earn a fixed rate of return.

A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Reclassifications - Certain prior year amounts were reclassified to conform to the current year’s presentation.

Subsequent events - Subsequent Events have been evaluated through March 31, 2022.

2.    Portfolio changes

The following sub-account change occurred during the year ended December 31, 2021:

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date	Merged from:	Merged to:
April 30, 2021	Invesco V.I. Value Opportunity	Invesco V.I. American Value

The following sub-account name changes occurred during the year ended December 31, 2021:

New fund name	Old fund name

Invesco V.I. Conservative Balanced Fund - Series I	Invesco Oppenheimer VI Conservative Balanced Fund Series I

Invesco V.I. Core Bond Fund - Series I	Invesco Oppenheimer VI Total Return Bond Fund Series I

Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I

Invesco V.I. Global Fund - Series I	Invesco Oppenheimer VI Global Fund Series I

Invesco V.I. Global Fund - Series II	Invesco Oppenheimer VI Global Fund Series II

Invesco V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer VI Global Strategic Income Fund Series I

Invesco V.I. Main Street Fund® - Series I	Invesco Oppenheimer VI Main Street Fund® Series I

Invesco V.I. Main Street Mid Cap Fund - Series I	Invesco V.I. Mid Cap Core Equity

Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco Oppenheimer VI Main Street Small Cap Fund® Series I

VanEck VIP Global Resources Fund - Initial Class	VanEck VIP Global Hard Assets Fund Initial Class

The following sub-account opened during the year ended December 31, 2020:

•	Invesco Oppenheimer VI Disc. Mid Cap Gwth. Fund Series II commenced operation on April, 30, 2020

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Date	Merged from:	Merged to:

April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series I	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I

April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series II	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II

June 12, 2020	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I

The following sub-account name change occurred during the year ended December 31, 2020:

New fund name	Old fund name
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Global Technology Portfolio Institutional Shares

3.    Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with the Allstate Corporation (for the period through October 1, 2021) and WRAC and its eligible domestic subsidiaries (for the period beginning October 1, 2021) in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2021 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

4.    Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:

Assets whose values are based on the following:

(a)Quoted prices for similar assets in active markets;

(b)Quoted prices for identical or similar assets in markets that are not active; or

(c)  Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:

Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

5.    Expenses

Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in transfers for policy benefits and terminations on the Statements of Changes in Net Assets.

Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), the Company will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate the Company for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:

Cost of Insurance - On all policies, the Company charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.

Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The Company deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and varies based on the policy year.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Administrative Expense Charge - The Company deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.

Policy Fee - On all policies, The Company deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.

6.     Purchases of Investments

The cost of investments purchased during the year ended December 31, 2021 was as follows:

Sub-Account	Purchases

AB VPS Growth and Income Class A	$1,849

AB VPS International Growth Class A	7,018

AB VPS International Value Class A	4,427

AB VPS Small Cap Growth Class A	19,287

AB VPS Small/Mid Cap Value Class A	810

Alger Balanced Class I-2	6,377

Alger Capital Appreciation Class I-2	128,408

Alger Large Cap Growth Class I-2	126,968

Alger MidCap Growth Class I-2	278,150

Alger Small Cap Growth Portfolio Class I-2	25,487

DWS Equity 500 Index VIP Class A	21,382

DWS Global Income Builder VIP Class A II	5,371

DWS Small Cap Index VIP Class A	5,744

Fidelity® VIP Asset Manager Portfolio Initial Class	7,266

Fidelity® VIP ContrafundSM Portfolio Initial Class	231,861

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	7,046

Fidelity® VIP Emerging Markets Portfolio Initial Class	34,886

Fidelity® VIP Equity-Income PortfolioSM Initial Class	198,986

Fidelity® VIP Government Money Market Portfolio Initial Class	111,302

Fidelity® VIP Growth & Income Portfolio Initial Class	21,805

Fidelity® VIP Growth Portfolio Initial Class	418,855

Fidelity® VIP High Income Portfolio Initial Class	5,701

Fidelity® VIP Index 500 Portfolio Initial Class	258,767

Fidelity® VIP Index 500 Portfolio Service Class	56,080

Fidelity® VIP Investment Grade Bond Portfolio Initial Class	75,632

Fidelity® VIP Mid Cap Portfolio Initial Class	21,994

Fidelity® VIP Overseas Portfolio Initial Class	65,982

Fidelity® VIP Real Estate Portfolio Initial Class	17,248

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases

Fidelity® VIP Value Portfolio Initial Class	$1,712

Fidelity® VIP Value Strategies Portfolio Initial Class	5,253

Franklin Templeton Global Bond VIP Fund Class 1	4,694

Franklin Templeton Income VIP Fund Class 1	4,296

Franklin Templeton Mutual Global Discovery VIP Fund Class 1	770

Franklin Templeton Mutual Shares VIP Fund Class 1	738

Franklin Templeton Small Cap Value VIP Fund Class 1	6,283

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	6,276

Franklin Templeton Strategic Income VIP Fund Class 1	3,045

Franklin Templeton U.S. Government Securities VIP Fund Class 1	1,593

Guggenheim VT U.S. Long Short Equity Fund	1,600

Invesco Oppenheimer V.I. Intl. Growth Fund Series I	24,489

Invesco V.I. American Franchise	62,446

Invesco V.I. American Value*	113,133

Invesco V.I. Conservative Balanced Fund - Series I*	6,686

Invesco V.I. Core Bond Fund Series I*	2,139

Invesco V.I. Core Equity	2,258

Invesco V.I. Discovery Mid Cap Growth Fund - Series I*	64,018

Invesco V.I. Diversified Dividend Fund Series I	1,151

Invesco V.I. Global Fund - Series I*	3,395

Invesco V.I. Global Fund - Series II*	42,157

Invesco V.I. Government Securities	3,358

Invesco V.I. Growth and Income Fund Series I	9,434

Invesco V.I. Global Strategic Income Fund - Series I*	16,019

Invesco V.I. High Yield	23,447

Invesco V.I. International Growth Fund Series I	3,611

Invesco V.I. Main Street Fund® - Series I*	2,464

Invesco V.I. Main Street Small Cap Fund® - Series I*	8,582

Invesco V.I. Main Street MidCap Fund - Series I*	98,267

Invesco V.I. Value Opportunity*	4,778

Janus Henderson Balanced Portfolio Institutional Shares	4,167

Janus Henderson Balanced Portfolio Service Shares	32,234

Janus Henderson Enterprise Portfolio Institutional Shares	23,588

Janus Henderson Flexible Bond Portfolio Institutional Shares	14,987

Janus Henderson Forty Portfolio Institutional Shares	33,420

Janus Henderson Global Research Portfolio Service Shares	5,561

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	45,977

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases

Janus Henderson Mid Cap Value Portfolio Institutional Shares	$7,293

Janus Henderson Mid Cap Value Portfolio Service Shares	8,747

Janus Henderson Overseas Portfolio Institutional Shares	14,635

Janus Henderson Overseas Portfolio Service Shares	6,047

Janus Henderson Research Portfolio Institutional Shares	1,604

Lazard Retirement Emerging Markets Equity Portfolio	2,593

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	28,666

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	17,086

MFS® High Yield Portfolio Initial Class	9,885

MFS® Investors Trust Series Initial Class	2,237

MFS® Mass. Investors Growth Stock Portfolio Initial Class	17,396

MFS® New Discovery Series Initial Class	60,894

MFS® Total Return Series Initial Class	17,727

MFS® Utilities Series Initial Class	9,218

MFS® Value Series Initial Class	5,303

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	3,496

Morgan Stanley VIF Growth Portfolio Class I	71,300

Morgan Stanley VIF U.S. Real Estate Portfolio Class I	10,017

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	152,726

Morningstar Balanced ETF Asset Allocation Portfolio Class I	104,338

Morningstar Conservative ETF Asset Allocation Portfolio Class I	13,274

Morningstar Growth ETF Asset Allocation Portfolio Class I	252,582

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	43,477

PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	6,472

PIMCO VIT Real Return Portfolio Admin. Shares	33,124

PIMCO VIT Total Return Portfolio Admin. Shares	67,680

Putnam VT High Yield Fund Class IA	10,517

Putnam VT International Value Fund Class IA	3,522

T. Rowe Price Blue Chip Growth Portfolio I	48,245

T. Rowe Price Equity Income Portfolio I	74,753

VanEck VIP Emerging Markets Fund Initial ClassA1	13,561

VanEck VIP Global Resources Fund - Initial Class*	14,332

*SeeNote 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights

The Company offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, and the range of lowest to highest total return is presented for each policy option of the sub-accounts that had outstanding accumulation units during the period.

Items in the following table are notated as follows:

*

Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

  ** Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
AB VPS Growth and Income Class A
2021	727	$33.71	-	$33.71	$ 24,512	0.83%	28.16	-	28.16%
2020	700	26.31	-	26.31	18,423	1.62	2.72	-	2.72
2019	861	25.61	-	25.61	22,051	1.27	23.91	-	23.91
2018	782	20.67	-	20.67	16,169	1.01	(5.61)	-	(5.61)
2017	765	21.89	-	21.89	16,757	1.43	18.92	-	18.92
AB VPS International Growth Class A
2021	2,119	16.55	-	16.55	35,071	—	8.25	-	8.25
2020	2,307	15.29	-	15.29	35,270	1.41	29.94	-	29.94
2019	2,518	11.77	-	11.77	29,627	0.58	27.53	-	27.53
2018	2,378	9.23	-	9.23	21,936	0.70	(17.41)	-	(17.41)
2017	2,171	11.17	-	11.17	24,255	1.21	35.02	-	35.02

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
AB VPS International Value Class A
2021	3,535	$9.53	-	$9.53	$ 733,687	2.09%	11.08	-	11.08%
2020	3,207	8.58	-	8.58	27,506	2.08	2.47	-	2.47
2019	2,711	8.37	-	8.37	22,697	1.02	17.14	-	17.14
2018	2,326	7.15	-	7.15	16,624	1.59	(22.79)	-	(22.79)
2017	2,093	9.26	-	9.26	19,372	2.31	25.42	-	25.42
AB VPS Small Cap Growth Class A
2021	1,086	65.26	-	65.26	70,859	—	9.46	-	9.46
2020	1,059	59.63	-	59.63	63,115	—	53.98	-	53.98
2019	1,195	38.72	-	38.72	46,254	—	36.40	-	36.40
2018	1,176	28.39	-	28.39	33,397	—	(0.89)	-	(0.89)
2017	1,146	28.64	-	28.64	32,826	—	34.12	-	34.12
AB VPS Small/Mid Cap Value Class A
2021	124	35.72	-	35.72	4,431	0.74	35.95	-	35.95
2020	136	26.27	-	26.27	3,586	1.04	3.37	-	3.37
2019	125	25.42	-	25.42	3,165	0.58	20.10	-	20.10
2018	115	21.17	-	21.17	2,443	0.46	(15.03)	-	(15.03)
2017	104	24.91	-	24.91	2,591	0.48	13.15	-	13.15
Alger Balanced Class I-2
2021	1,101	16.17	-	26.21	23,563	0.93	19.12	-	19.12
2020	874	13.58	-	22.00	16,455	1.38	10.23	-	10.23
2019	692	12.32	-	19.96	12,549	1.76	14.00	-	19.50
2018	475	16.70	-	16.70	7,933	4.70	(3.32)	-	(3.32)
2017	386	17.28	-	17.28	6,660	3.49	15.44	-	15.44
Alger Capital Appreciation Class I-2
2021	5,144	24.74	-	137.42	452,498	—	19.13	-	19.13
2020	4,510	20.77	-	115.36	377,836	—	41.75	-	41.75
2019	4,764	14.65	-	81.38	292,006	—	26.40	-	33.58
2018	5,448	26.68	-	60.92	268,523	0.08	(0.10)	-	(0.10)
2017	5,943	26.71	-	60.98	305,653	0.17	31.08	-	31.08
Alger Large Cap Growth Class I-2
2021	7,042	50.47	-	75.80	523,245	—	11.84	-	11.84
2020	7,480	45.12	-	67.78	497,512	0.19	67.03	-	67.03
2019	7,747	27.02	-	40.58	308,364	—	27.43	-	27.43
2018	8,703	21.20	-	31.84	272,033	—	2.21	-	2.21
2017	9,183	20.74	-	31.16	280,802	—	28.46	-	28.46

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Alger MidCap Growth Class I-2
2021	8,429	$23.23	-	$92.42	$ 668,363	—%	4.20	-	4.20%
2020	7,695	22.30	-	88.69	627,170	—	64.63	-	64.63
2019	8,010	13.54	-	53.87	399,077	—	20.12	-	30.26
2018	8,919	16.26	-	41.36	345,663	—	(7.44)	-	(7.44)
2017	9,562	17.57	-	44.69	402,569	—	29.79	-	29.79
Alger Small Cap Growth Portfolio Class I-2 (Fund launched on August 13, 2018)
2021	1193	23.28	-	23.28	27,766	—	(6.06)	-	(6.06)
2020	540	24.78	-	24.78	13,389	1.50	67.15	-	67.15
2019	173	14.83	-	14.83	2,564	—	29.34	-	29.34
2018	4	11.46	-	11.46	40	—	(11.56)	-	(11.56)
DWS Equity 500 Index VIP Class A
2021	3,199	79.88	-	79.88	255,538	1.47	28.40	-	28.40
2020	3,543	62.21	-	62.21	220,438	1.65	18.10	-	18.10
2019	3,585	52.68	-	52.68	188,836	2.19	31.19	-	31.19
2018	4,792	40.16	-	40.16	192,418	1.66	(4.65)	-	(4.65)
2017	4,968	42.11	-	42.11	209,200	1.71	21.53	-	21.53
DWS Global Income Builder VIP Class A II
2021	3,068	27.19	-	27.19	83,404	2.30	10.96	-	10.96
2020	3,019	24.50	-	24.50	73,972	3.20	8.28	-	8.28
2019	3,152	22.63	-	22.63	71,329	3.84	20.16	-	20.16
2018	4,051	18.83	-	18.83	76,300	3.79	(7.66)	-	(7.66)
2017	4,229	20.40	-	20.40	86,255	2.95	16.54	-	16.54
DWS Small Cap Index VIP Class A
2021	920	75.63	-	75.63	69,553	0.83	14.50	-	14.50
2020	930	66.05	-	66.05	61,408	1.11	19.43	-	19.43
2019	963	55.31	-	55.31	53,247	1.06	25.22	-	25.22
2018	1,165	44.17	-	44.17	51,397	0.96	(11.23)	-	(11.23)
2017	1,290	49.75	-	49.75	64,216	1.03	14.33	-	14.33
Fidelity® VIP Asset Manager Portfolio Initial Class
2021	2,691	38.23	-	38.23	102,888	1.61	9.92	-	9.92
2020	3,129	34.78	-	34.78	108,819	1.54	14.87	-	14.87
2019	3,125	30.28	-	30.28	94,603	1.83	18.25	-	18.25
2018	3,170	25.60	-	25.60	81,175	1.77	(5.35)	-	(5.35)
2017	3,180	27.05	-	27.05	86,030	1.92	14.10	-	14.10

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Fidelity® VIP ContrafundSM Portfolio Initial Class
2021	17,865	$22.30	-	$100.61	$ 1,558,268	0.06%	27.83	-	27.83%
2020	17,938	17.45	-	78.70	1,272,175	0.25	30.57	-	30.57
2019	18,380	13.36	-	60.28	1,005,345	0.46	31.58	-	31.58
2018	19,837	10.16	-	45.81	834,803	0.70	(14.44)	-	(6.38)
2017	20,904	21.28	-	48.93	943,832	1.02	21.88	-	21.88
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class (Fund launched on August 13, 2018)
2021	829	17.12	-	17.12	14,185	0.44	20.66	-	20.66
2020	459	14.19	-	14.19	6,513	0.86	18.45	-	18.45
2019	181	11.98	-	11.98	2,171	1.97	23.71	-	23.71
2018	2	9.68	-	9.68	15	1.08	(16.88)	-	(16.88)
Fidelity® VIP Emerging Markets Portfolio Initial Class
2021	3,714	15.59	-	20.30	63,848	2.54	(2.24)	-	(2.24)
2020	2,286	15.95	-	20.76	42,318	0.92	31.27	-	31.27
2019	1,673	12.15	-	15.82	25,226	1.91	29.46	-	29.46
2018	1,222	9.38	-	12.22	14,836	0.70	(18.00)	-	(4.45)
2017	1,071	14.90	-	14.90	15,939	0.73	47.40	-	47.40
Fidelity® VIP Equity-Income PortfolioSM Initial Class
2021	25,525	16.90	-	52.57	1,260,719	1.93	24.89	-	24.89
2020	25,529	13.53	-	42.10	1,025,840	1.87	6.69	-	6.69
2019	24,763	12.68	-	39.45	933,191	2.01	20.97	-	27.44
2018	26,731	17.08	-	30.96	793,490	2.30	(8.29)	-	(8.29)
2017	26,752	18.63	-	33.76	866,752	1.74	12.89	-	12.89
Fidelity® VIP Government Money Market Portfolio Initial Class
2021	42,212	10.44	-	15.37	602,611	0.01	0.01	-	0.01
2020	43,778	10.44	-	15.37	630,734	0.29	0.32	-	0.32
2019	35,377	10.40	-	15.32	506,147	1.99	1.79	-	2.02
2018	35,759	10.57	-	15.02	503,499	1.64	1.65	-	1.65
2017	35,837	10.40	-	14.78	493,404	0.66	0.67	-	0.67
Fidelity® VIP Growth & Income Portfolio Initial Class
2021	2,249	33.73	-	33.73	75,851	2.62	25.95	-	25.95
2020	2,258	26.78	-	26.78	60,468	2.22	7.85	-	7.85
2019	2,921	24.83	-	24.83	72,533	3.67	30.05	-	30.05
2018	2,175	19.09	-	19.09	41,531	0.40	(8.98)	-	(8.98)
2017	2,212	20.98	-	20.98	46,402	1.32	16.90	-	16.90

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Fidelity® VIP Growth Portfolio Initial Class
2021	24,990	$25.94	-	$82.57	$ 1,935,457	—%	23.21	-	23.21%
2020	25,883	21.05	-	67.01	1,643,379	0.07	43.89	-	43.89
2019	26,304	14.63	-	46.57	1,170,089	0.27	34.31	-	34.31
2018	29,255	10.89	-	34.67	975,518	0.24	(13.11)	-	(0.17)
2017	30,327	23.24	-	34.73	1,015,154	0.22	35.13	-	35.13
Fidelity® VIP High Income Portfolio Initial Class
2021	1,369	21.79	-	21.79	29,823	5.56	4.41	-	4.41
2020	1,212	20.87	-	20.87	25,302	5.30	2.75	-	2.75
2019	1,171	20.31	-	20.31	23,778	5.32	15.11	-	15.11
2018	1,079	17.65	-	17.65	19,036	5.88	(3.29)	-	(3.29)
2017	981	18.24	-	18.24	17,899	5.43	6.93	-	6.93
Fidelity® VIP Index 500 Portfolio Initial Class
2021	37,229	21.04	-	66.43	1,760,824	1.33	28.58	-	28.58
2020	28,421	16.36	-	51.67	1,238,378	1.78	18.24	-	18.24
2019	25,364	13.84	-	43.70	1,005,702	2.02	31.35	-	31.35
2018	22,108	10.54	-	33.27	735,014	1.72	(12.72)	-	(4.49)
2017	25,101	34.83	-	34.83	874,263	1.74	21.71	-	21.71
Fidelity® VIP Index 500 Portfolio Service Class
2021	13,328	43.80	-	43.80	583,796	1.20	28.45	-	28.45
2020	12,411	34.10	-	34.10	423,226	1.71	18.13	-	18.13
2019	12,505	28.87	-	28.87	361,003	1.95	31.22	-	31.22
2018	11,086	22.00	-	22.00	243,923	1.88	(4.59)	-	(4.59)
2017	9,120	23.06	-	23.06	210,281	1.64	21.59	-	21.59
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2021	19,747	11.93	-	22.14	409,629	2.10	(0.61)	-	(0.61)
2020	17,787	12.00	-	22.28	375,465	2.21	9.39	-	9.39
2019	17,566	10.97	-	20.36	343,447	2.75	9.67	-	9.67
2018	18,524	10.00	-	18.57	332,472	2.56	(0.53)	-	1.40
2017	17,690	15.35	-	18.67	319,857	2.44	4.22	-	4.22
Fidelity® VIP Mid Cap Portfolio Initial Class
2021	2,324	17.62	-	35.62	69,479	0.62	25.60	-	25.60
2020	2,111	14.03	-	28.36	55,052	0.66	18.19	-	18.19
2019	2,710	11.87	-	24.00	61,699	0.91	23.45	-	23.45
2018	2,377	9.61	-	19.44	46,196	0.66	(14.54)	-	(6.09)
2017	2,318	22.75	-	22.75	52,729	0.67	20.81	-	20.81

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Fidelity® VIP Overseas Portfolio Initial Class
2021	12,181	$16.26	-	$38.26	$ 438,036	0.55%	19.70	-	19.70%
2020	11,844	13.58	-	31.96	370,751	0.45	15.61	-	15.61
2019	11,774	11.75	-	27.64	324,146	1.78	27.77	-	27.77
2018	11,716	9.20	-	21.64	253,205	1.60	(14.81)	-	(3.44)
2017	11,432	25.40	-	25.40	290,343	1.48	30.28	-	30.28
Fidelity® VIP Real Estate Portfolio Initial Class
2021	2,835	15.56	-	27.95	63,806	1.27	38.99	-	38.99
2020	2,479	11.20	-	20.11	42,475	2.42	(6.55)	-	(6.55)
2019	1,993	11.98	-	21.52	40,847	1.93	23.22	-	23.22
2018	1,532	9.72	-	17.47	26,652	3.25	(6.22)	-	(3.20)
2017	1,533	18.63	-	18.63	28,546	1.86	4.07	-	4.07
Fidelity® VIP Value Portfolio Initial Class (Fund launched on August 13, 2018)
2021	141	17.09	-	17.09	2,402	2.35	30.16	-	30.16
2020	55	13.13	-	13.13	728	1.58	6.26	-	6.26
2019	19	12.36	-	12.36	233	3.78	32.13	-	32.13
2018	1	9.35	-	9.35	6	0.94	(5.51)	-	(5.51)
Fidelity® VIP Value Strategies Portfolio Initial Class
2021	471	34.04	-	34.04	16,038	1.74	33.60	-	33.60
2020	368	25.48	-	25.48	9,384	1.38	8.26	-	8.26
2019	406	23.54	-	23.54	9,551	1.65	34.53	-	34.53
2018	387	17.50	-	17.50	6,768	0.99	(17.32)	-	(17.32)
2017	405	21.16	-	21.16	8,549	1.51	19.36	-	19.36
Franklin Templeton Global Bond VIP Fund Class 1
2021	2,018	15.75	-	15.75	31,793	—	(4.62)	-	(4.62)
2020	1,802	16.52	-	16.52	29,759	8.41	(5.07)	-	(5.07)
2019	1,684	17.40	-	17.40	29,305	7.04	2.26	-	2.26
2018	1,639	17.02	-	17.02	27,886	—	2.21	-	2.21
2017	1,542	16.65	-	16.65	25,673	—	2.15	-	2.15
Franklin Templeton Income VIP Fund Class 1
2021	1,365	23.00	-	23.00	31,408	4.69	17.00	-	17.00
2020	1,299	19.66	-	19.66	25,532	5.88	0.97	-	0.97
2019	1,159	19.47	-	19.47	22,569	5.29	16.42	-	16.42
2018	1,146	16.72	-	16.72	19,168	4.91	(4.09)	-	(4.09)
2017	1,095	17.44	-	17.44	19,102	4.44	9.94	-	9.94

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2021	201	$23.36	-	$23.36	$ 4,690	2.74%	19.43	-	19.43%
2020	215	19.56	-	19.56	4,203	2.54	(4.22)	-	(4.22)
2019	207	20.42	-	20.42	4,221	1.81	24.71	-	24.71
2018	254	16.38	-	16.38	4,177	2.74	(11.01)	-	(11.01)
2017	250	18.40	-	18.40	4,585	1.98	8.88	-	8.88
Franklin Templeton Mutual Shares VIP Fund Class 1
2021	195	22.51	-	22.51	4,392	3.15	19.52	-	19.52
2020	188	18.83	-	18.83	3,534	3.28	(4.85)	-	(4.85)
2019	159	19.79	-	19.79	3,147	2.13	22.92	-	22.92
2018	164	16.10	-	16.10	2,635	2.93	(8.86)	-	(8.86)
2017	305	17.66	-	17.66	5,382	2.59	8.64	-	8.64
Franklin Templeton Small Cap Value VIP Fund Class 1
2021	2,320	34.00	-	34.00	78,885	1.14	25.67	-	25.67
2020	2,368	27.05	-	27.05	64,069	1.65	5.41	-	5.41
2019	2,126	25.67	-	25.67	54,575	1.28	26.72	-	26.72
2018	2,031	20.25	-	20.25	41,140	1.12	(12.69)	-	(12.69)
2017	1,962	23.20	-	23.20	45,516	0.71	10.92	-	10.92
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2021	896	47.21	-	47.21	42,317	—	10.25	-	10.25
2020	890	42.82	-	42.82	38,111	—	55.52	-	55.52
2019	871	27.53	-	27.53	23,990	—	31.80	-	31.80
2018	902	20.89	-	20.89	18,855	—	(5.15)	-	(5.15)
2017	875	22.02	-	22.02	19,280	—	21.75	-	21.75
Franklin Templeton Strategic Income VIP Fund Class 1
2021	939	18.44	-	18.44	17,310	3.47	2.28	-	2.28
2020	854	18.02	-	18.02	15,394	5.04	3.75	-	3.75
2019	789	17.37	-	17.37	13,705	5.31	8.41	-	8.41
2018	727	16.03	-	16.03	11,647	2.86	(1.91)	-	(1.91)
2017	607	16.34	-	16.34	9,922	3.24	4.74	-	4.74
Franklin Templeton U.S. Government Securities VIP Fund Class 1
2021	1,212	14.16	-	14.16	17,156	2.63	(1.62)	-	(1.62)
2020	1,173	14.39	-	14.39	16,885	3.70	4.08	-	4.08
2019	1,228	13.82	-	13.82	16,980	3.08	5.47	-	5.47
2018	1,214	13.11	-	13.11	15,919	2.92	0.60	-	0.60
2017	1,268	13.03	-	13.03	16,527	2.81	1.66	-	1.66

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Guggenheim VT U.S. Long Short Equity Fund
2021	1,256	$32.51	-	$32.51	$ 40,843	0.66%	23.80	-	23.80%
2020	1,225	26.26	-	26.26	32,158	0.85	4.93	-	4.93
2019	1,188	25.03	-	25.03	29,722	0.57	5.54	-	5.54
2018	1,173	23.71	-	23.71	27,804	—	(12.94)	-	(12.94)
2017	1,211	27.24	-	27.24	32,960	0.36	14.85	-	14.85
Invesco Oppenheimer V.I. Intl. Growth Fund Series I
2021	3,783	22.39	-	73.76	158,980	—	10.22	-	10.22
2020	3,701	20.32	-	66.92	142,972	0.96	21.50	-	21.50
2019	3,874	16.72	-	55.08	119,649	1.06	28.60	-	28.60
2018	3,977	13.00	-	42.83	97,297	0.87	(19.42)	-	(19.42)
2017	3,708	16.14	-	53.15	114,642	1.48	26.29	-	26.29
Invesco V.I. American Franchise
2021	10,517	42.55	-	42.55	447,481	—	11.93	-	11.93
2020	11,261	38.01	-	38.01	428,077	0.07	42.35	-	42.35
2019	11,489	26.70	-	26.70	306,800	—	36.76	-	36.76
2018	12,185	19.53	-	19.53	237,934	—	(3.62)	-	(3.62)
2017	12,945	20.26	-	20.26	262,283	0.09	27.34	-	27.34
Invesco V.I. American Value (On April 30, 2021 Invesco V.I. Value Opportunity was merged into Invesco V.I. American Value)
2021	2,640	15.66	-	47.49	115,801	0.43	5.29	-	27.95
2020	289	12.24	-	23.03	5,870	0.92	1.12	-	1.12
2019	243	12.10	-	22.78	5,338	0.73	14.61	-	25.03
2018	224	18.22	-	18.22	4,102	0.47	(12.65)	-	(12.65)
2017	279	20.86	-	20.86	5,808	0.84	9.96	-	9.96
Invesco V.I. Conservative Balanced Fund - Series I
2021	1,776	18.22	-	18.22	32,355	1.59	10.63	-	10.63
2020	1,588	16.47	-	16.47	26,142	2.21	14.86	-	14.86
2019	1,395	14.34	-	14.34	19,998	2.25	17.51	-	17.51
2018	1,295	12.20	-	12.20	15,796	1.82	(5.32)	-	(5.32)
2017	1,371	12.89	-	12.89	17,661	1.80	9.25	-	9.25
Invesco V.I. Core Bond Fund - Series I
2021	886	12.14	-	12.14	10,754	2.22	(1.65)	-	(1.65)
2020	807	12.34	-	12.34	9,966	3.24	9.71	-	9.71
2019	761	11.25	-	11.25	8,559	3.46	9.53	-	9.53
2018	781	10.27	-	10.27	8,014	3.31	(1.02)	-	(1.02)
2017	667	10.38	-	10.38	6,918	2.22	4.59	-	4.59

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Invesco V.I. Core Equity
2021	960	$36.84	-	$36.84	$ 35,358	0.68%	27.74	-	27.74%
2020	936	28.84	-	28.84	26,992	1.42	13.85	-	13.85
2019	1,035	25.33	-	25.33	26,217	0.97	28.96	-	28.96
2018	1,034	19.64	-	19.64	20,303	0.92	(9.39)	-	(9.39)
2017	1,006	21.68	-	21.68	21,787	1.07	13.17	-	13.17
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2021	7,367	17.66	-	58.29	394,137	—	19.10	-	19.10
2020	6,859	14.83	-	48.94	334,689	0.03	40.69	-	51.42
2019	5,193	34.79	-	34.79	180,652	—	39.36	-	39.36
2018	5,227	24.96	-	24.96	130,479	—	(6.08)	-	(6.08)
2017	5,049	26.58	-	26.58	134,186	0.03	28.79	-	28.79

Invesco V.I. Discovery Mid Cap Growth Fund - Series II (Fund launched on April 30, 2020; Invesco
Mid Cap Grow Fund Series II merged into the fund on April 30, 2020. The fund merged into Invesco
Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I on June 12, 2020)

2021	—	—	-	—	—	—	—	-	—
2020	—	10.77	-	10.77	—	—	10.03	-	10.03
Invesco V.I. Diversified Dividend Fund Series I (Fund launched on August 13, 2018)
2021	113	14.42	-	14.42	1,628	2.70	18.89	-	18.89
2020	33	12.13	-	12.13	402	4.48	0.14	-	0.14
2019	5	12.11	-	12.11	62	—	2.75	-	2.75
Invesco V.I. Global Fund - Series I
2021	748	35.12	-	35.12	26,280	—	15.49	-	15.49
2020	733	30.41	-	30.41	22,286	0.71	27.64	-	27.64
2019	759	23.83	-	23.83	18,080	0.88	31.79	-	31.79
2018	827	18.08	-	18.08	14,953	0.99	(13.18)	-	(13.18)
2017	745	20.82	-	20.82	15,517	0.91	36.66	-	36.66
Invesco V.I. Global Fund - Series II
2021	10,671	54.17	-	54.17	578,023	—	15.17	-	15.17
2020	10,940	47.03	-	47.03	514,519	0.45	27.34	-	27.34
2019	11,363	36.94	-	36.94	419,678	0.64	31.45	-	31.45
2018	12,850	28.10	-	28.10	361,052	0.77	(13.39)	-	(13.39)
2017	13,398	32.44	-	32.44	434,663	0.73	36.32	-	36.32
Invesco V.I. Global Strategic Income Fund - Series I
2021	546	15.64	-	15.64	8,533	4.89	(3.41)	-	(3.41)
2020	446	16.19	-	16.19	7,218	5.80	3.40	-	3.40
2019	435	15.66	-	15.66	6,812	3.96	10.80	-	10.80
2018	411	14.13	-	14.13	5,811	5.09	(4.40)	-	(4.40)
2017	378	14.78	-	14.78	5,586	2.28	6.27	-	6.27

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Invesco V.I. Government Securities
2021	4,376	$12.74	-	$12.74	$ 55,747	2.42%	(2.27)	-	(2.27	) %
2020	4,130	13.03	-	13.03	53,834	2.48	6.27	-	6.27
2019	4,006	12.27	-	12.27	49,129	2.54	6.07	-	6.07
2018	3,787	11.56	-	11.56	43,791	2.11	0.56	-	0.56
2017	4,016	11.50	-	11.50	46,174	2.15	1.96	-	1.96
Invesco V.I. Growth and Income Fund Series I
2021	7,223	30.84	-	60.70	411,238	1.57	28.51	-	28.51
2020	7,487	24.00	-	47.24	330,809	2.41	2.09	-	2.09
2019	6,835	23.51	-	46.27	296,452	1.83	25.19	-	25.19
2018	7,113	18.78	-	36.96	248,453	2.05	(13.38)	-	(13.38)
2017	7,281	21.68	-	42.67	295,510	1.53	14.32	-	14.32
Invesco V.I. High Yield
2021	4,653	12.06	-	16.65	67,471	5.35	4.38	-	4.38
2020	3,039	11.56	-	15.95	45,314	6.38	3.32	-	3.32
2019	2,374	11.18	-	15.44	36,027	5.91	3.30	-	13.51
2018	2,184	13.60	-	13.60	29,707	5.12	(3.35)	-	(3.35)
2017	2,168	14.07	-	14.07	30,518	4.13	6.30	-	6.30
Invesco V.I. International Growth Fund Series I (Fund launched on August 13, 2018)
2021	438	14.10	-	14.10	6,173	1.55	5.89	-	5.89
2020	222	13.32	-	13.32	2,953	3.37	14.00	-	14.00
2019	49	11.68	-	11.68	571	2.30	28.57	-	28.57
2018	7	9.09	-	9.09	68	—	(5.42)	-	(5.42)
Invesco V.I. Main Street Fund® - Series I
2021	773	19.29	-	19.29	14,918	0.73	27.57	-	27.57
2020	757	15.12	-	15.12	11,447	1.54	13.94	-	13.94
2019	750	13.27	-	13.27	9,949	1.05	32.08	-	32.08
2018	875	10.05	-	10.05	8,780	1.16	(7.89)	-	(7.89)
2017	908	10.91	-	10.91	9,901	2.16	9.08	-	9.08
Invesco V.I. Main Street Mid Cap Fund - Series I
2021	3,560	39.83	-	39.83	141,788	0.46	23.24	-	23.24
2020	3,514	32.32	-	32.32	113,561	0.73	9.25	-	9.25
2019	3,740	29.58	-	29.58	110,630	0.51	25.28	-	25.28
2018	4,137	23.61	-	23.61	97,674	0.51	(11.35)	-	(11.35)
2017	4,260	26.63	-	26.63	113,482	0.54	14.92	-	14.92

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Invesco V.I. Main Street Small Cap Fund® - Series I
2021	11,815	$42.33	-	$92.61	$ 1,055,046	0.37%	22.55	-	22.55%
2020	12,739	34.54	-	75.57	922,320	0.66	19.93	-	19.93
2019	12,926	28.80	-	63.01	758,505	0.20	26.47	-	26.47
2018	12,875	22.77	-	49.82	612,383	0.30	(10.32)	-	(10.32)
2017	13,708	25.39	-	55.56	726,061	0.85	14.16	-	14.16
Invesco V.I. Mid Cap Growth Fund Series I (Fund launched on August 13, 2018. On April 30, 2020 the fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I)
2021	—	—	-	—	—	—	—	-	—
2020	—	13.38	-	13.38	—	—	(3.16)	-	(3.16)
2019	6	13.81	-	13.81	79	—	4.71	-	4.71
Invesco V.I. Mid Cap Growth Fund Series II (On April 30, 2020 the fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II))
2021	—	—	-	—	—	—	—	-	—
2020	—	36.81	-	36.81	—	—	(3.21)	-	(3.21)
2019	2,069	38.03	-	38.03	78,678	—	34.00	-	34.00
2018	2,121	28.38	-	28.38	60,203	—	(5.87)	-	(5.87)
2017	2,228	30.15	-	30.15	67,149	—	22.14	-	22.14
Invesco V.I. Value Opportunity (On April 30, 2021 Invesco V.I. Value Opportunity was merged with Invesco V.I American Value)
2021	—	15.96	-	29.46	—	0.81	28.50	-	28.50
2020	3,828	12.42	-	22.93	87,496	0.43	5.46	-	59.18
2019	3,466	21.74	-	21.74	75,354	0.25	30.61	-	30.61
2018	3,635	16.65	-	16.65	60,518	0.33	(19.18)	-	(19.18)
2017	4,337	20.60	-	20.60	89,320	0.39	17.44	-	17.44
Janus Henderson Balanced Portfolio Institutional Shares
2021	830	17.87	-	35.28	26,480	0.92	17.20	-	17.20
2020	718	15.25	-	30.11	20,458	1.74	14.31	-	14.31
2019	990	13.34	-	26.34	25,669	1.96	22.59	-	22.59
2018	1,031	10.88	-	21.48	22,146	2.17	(2.54)	-	0.68
2017	977	21.34	-	21.34	20,852	1.67	18.43	-	18.43
Janus Henderson Balanced Portfolio Service Shares
2021	10,977	56.99	-	56.99	625,586	0.68	16.91	-	16.91
2020	10,707	48.75	-	48.75	521,948	1.52	14.03	-	14.03
2019	10,506	42.75	-	42.75	449,125	1.64	22.27	-	22.27
2018	11,015	34.96	-	34.96	385,126	1.78	0.43	-	0.43
2017	10,899	34.81	-	34.81	379,423	1.41	18.13	-	18.13

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Janus Henderson Enterprise Portfolio Institutional Shares
2021	1,266	$21.02	-	$48.92	$ 60,006	0.27%	16.83	-	16.83%
2020	1,201	17.99	-	41.87	50,244	0.06	19.47	-	19.56
2019	1,644	35.04	-	35.04	57,604	0.21	35.48	-	35.48
2018	1,021	25.87	-	25.87	26,417	0.23	(0.41)	-	(0.41)
2017	861	25.97	-	25.97	22,362	0.26	27.42	-	27.42
Janus Henderson Flexible Bond Portfolio Institutional Shares
2021	2,339	11.93	-	19.33	35,583	2.13	(0.90)	-	(0.90)
2020	1,368	12.03	-	19.50	24,447	2.94	10.48	-	10.48
2019	1,150	10.89	-	17.65	20,021	3.34	1.94	-	9.57
2018	1,127	16.11	-	16.11	18,167	3.17	(1.00)	-	(1.00)
2017	1,127	16.27	-	16.27	18,326	2.93	3.62	-	3.62
Janus Henderson Forty Portfolio Institutional Shares
2021	2,120	26.01	-	100.38	193,353	—	22.90	-	22.90
2020	2,086	21.17	-	81.68	157,340	0.27	39.40	-	39.40
2019	2,141	15.18	-	58.59	119,628	0.15	6.05	-	37.16
2018	2,599	21.44	-	42.72	106,205	—	1.98	-	1.98
2017	3,268	21.02	-	41.89	132,267	—	30.31	-	30.31
Janus Henderson Global Research Portfolio Service Shares
2021	1,408	50.36	-	50.36	70,877	0.37	17.80	-	17.80
2020	1,385	42.75	-	42.75	59,219	0.55	19.76	-	19.76
2019	1,670	35.69	-	35.69	59,625	0.87	28.71	-	28.71
2018	1,631	27.73	-	27.73	45,232	0.99	(7.08)	-	(7.08)
2017	1,569	29.84	-	29.84	46,827	0.70	26.68	-	26.68
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares
2021	2,049	29.82	-	86.75	91,036	0.18	18.01	-	18.01
2020	1,100	25.27	-	73.50	54,363	—	51.20	-	51.20
2019	1,012	16.71	-	48.62	42,439	—	45.17	-	45.17
2018	598	11.51	-	33.49	19,843	—	(1.60)	-	1.19
2017	518	33.09	-	33.09	17,151	—	45.09	-	45.09
Janus Henderson Mid Cap Value Portfolio Institutional Shares
2021	1,387	14.62	-	28.55	22,543	0.49	19.73	-	19.73
2020	1,030	12.21	-	23.85	14,870	1.17	(0.92)	-	(0.92)
2019	783	12.32	-	24.07	16,323	1.24	30.35	-	30.35
2018	519	9.45	-	18.47	9,591	1.09	(13.63)	-	(5.57)
2017	450	21.38	-	21.38	9,626	0.80	13.94	-	13.94

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Janus Henderson Mid Cap Value Portfolio Service Shares
2021	4,671	$43.22	-	$43.22	$ 201,900	0.31%	19.42	-	19.42%
2020	4,684	36.19	-	36.19	169,520	1.10	(1.21)	-	(1.21)
2019	4,313	36.64	-	36.64	158,004	1.02	30.05	-	30.05
2018	4,580	28.17	-	28.17	128,996	0.89	(13.82)	-	(13.82)
2017	4,997	32.69	-	32.69	163,365	0.63	13.63	-	13.63
Janus Henderson Overseas Portfolio Institutional Shares
2021	2,860	13.11	-	13.11	37,492	1.14	13.58	-	13.58
2020	3,140	11.54	-	11.54	36,236	1.38	16.30	-	16.30
2019	4,583	9.92	-	9.92	45,474	1.98	27.02	-	27.02
2018	3,153	7.81	-	7.81	24,635	1.66	(14.94)	-	(14.94)
2017	3,070	9.18	-	9.18	28,197	1.80	31.12	-	31.12
Janus Henderson Overseas Portfolio Service Shares
2021	7,052	12.75	-	12.75	89,917	1.02	13.29	-	13.29
2020	8,565	11.25	-	11.25	96,397	1.21	16.02	-	16.02
2019	9,759	9.70	-	9.70	94,661	1.85	26.71	-	26.71
2018	10,334	7.66	-	7.66	79,103	1.66	(15.14)	-	(15.14)
2017	11,069	9.02	-	9.02	99,849	1.65	30.80	-	30.80
Janus Henderson Research Portfolio Institutional Shares (Fund launched on August 13, 2018)
2021	63	23.18	-	23.18	1,467	0.10	20.33	-	20.33
2020	7	19.27		19.27	135	0.37	32.95		32.95
2019	29	14.49		14.49	427	0.66	20.15		20.15
Lazard Retirement Emerging Markets Equity Portfolio
2021	408	64.22	-	64.22	26,222	1.89	5.47	-	5.47
2020	390	60.90	-	60.90	23,772	2.30	(1.27)	-	(1.27)
2019	517	61.68	-	61.68	31,861	0.91	18.14	-	18.14
2018	475	52.21	-	52.21	24,769	1.70	(18.56)	-	(18.56)
2017	576	64.10	-	64.10	36,893	1.84	27.82	-	27.82
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2021	5,161	45.10	-	45.10	232,774	1.06	26.21	-	26.21
2020	5,262	35.73	-	35.73	188,030	1.48	5.25	-	5.25
2019	5,001	33.95	-	33.95	169,789	1.75	28.88	-	28.88
2018	5,738	26.34	-	26.34	151,145	1.56	(8.87)	-	(8.87)
2017	5,685	28.91	-	28.91	164,337	1.42	14.84	-	14.84

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2021	4,836	$28.03	-	$28.03	$ 135,535	4.62%	1.33	-	1.33%
2020	4,498	27.66	-	27.66	124,411	4.21	7.32	-	7.32
2019	4,401	25.78	-	25.78	113,450	5.16	14.39	-	14.39
2018	4,783	22.53	-	22.53	107,796	5.35	(3.92)	-	(3.92)
2017	4,627	23.45	-	23.45	108,521	5.52	8.65	-	8.65
MFS® High Yield Portfolio Initial Class
2021	4,707	15.05	-	15.05	70,840	5.06	3.49	-	3.49
2020	4,404	14.54	-	14.54	64,051	5.56	5.09	-	5.09
2019	4,423	13.84	-	13.84	61,211	5.74	14.81	-	14.81
2018	4,443	12.06	-	12.06	53,555	5.57	(3.08)	-	(3.08)
2017	4,608	12.44	-	12.44	57,313	6.49	6.69	-	6.69
MFS® Investors Trust Series Initial Class
2021	676	56.28	-	56.28	38,017	0.63	26.81	-	26.81
2020	671	44.38	-	44.38	29,781	0.65	13.87	-	13.87
2019	672	38.97	-	38.97	26,185	0.70	31.58	-	31.58
2018	664	29.62	-	29.62	19,653	0.64	(5.49)	-	(5.49)
2017	670	31.34	-	31.34	20,992	0.74	23.35	-	23.35
MFS® Mass. Investors Growth Stock Portfolio Initial Class
2021	4,085	29.25	-	29.25	119,473	0.24	25.97	-	25.97
2020	4,687	23.22	-	23.22	108,829	0.46	22.53	-	22.53
2019	4,799	18.95	-	18.95	90,949	0.59	39.95	-	39.95
2018	4,820	13.54	-	13.54	65,261	0.58	0.81	-	0.81
2017	4,743	13.43	-	13.43	63,699	0.67	28.42	-	28.42
MFS® New Discovery Series Initial Class
2021	2,547	118.59	-	118.59	302,099	—	1.80	-	1.80
2020	3,124	116.49	-	116.49	363,909	—	45.89	-	45.89
2019	3,097	79.85	-	79.85	247,271	—	41.70	-	41.70
2018	3,372	56.35	-	56.35	190,039	—	(1.48)	-	(1.48)
2017	3,453	57.20	-	57.20	197,484	—	26.65	-	26.65
MFS® Total Return Series Initial Class
2021	3,558	48.32	-	48.32	171,913	1.82	14.12	-	14.12
2020	3,440	42.34	-	42.34	145,664	2.31	9.81	-	9.81
2019	3,303	38.56	-	38.56	127,341	2.38	20.38	-	20.38
2018	3,284	32.03	-	32.03	105,200	2.24	(5.61)	-	(5.61)
2017	3,157	33.93	-	33.93	107,102	2.34	12.30	-	12.30

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
MFS® Utilities Series Initial Class
2021	1,079	$92.69	-	$92.69	$ 100,030	1.76%	14.09	-	14.09%
2020	1,068	81.24	-	81.24	86,768	2.55	5.90	-	5.90
2019	1,112	76.72	-	76.72	85,324	4.05	25.07	-	25.07
2018	1,121	61.34	-	61.34	68,744	1.11	1.06	-	1.06
2017	1,206	60.70	-	60.70	73,217	4.46	14.83	-	14.83
MFS® Value Series Initial Class
2021	1,632	51.07	-	51.07	83,350	1.35	25.45	-	25.45
2020	1,629	40.71	-	40.71	66,316	1.49	3.48	-	3.48
2019	1,973	39.34	-	39.34	77,630	2.02	29.80	-	29.80
2018	2,162	30.31	-	30.31	65,550	1.58	(10.09)	-	(10.09)
2017	2,169	33.71	-	33.71	73,094	1.77	17.65	-	17.65
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2021	2,407	12.94	-	12.94	31,143	0.81	2.99	-	2.99
2020	2,310	12.56	-	12.56	29,014	1.43	14.44	-	14.44
2019	2,020	10.98	-	10.98	22,171	1.05	19.59	-	19.59
2018	2,137	9.18	-	9.18	19,611	0.45	(17.47)	-	(17.47)
2017	1,948	11.12	-	11.12	21,670	0.77	35.06	-	35.06
Morgan Stanley VIF Growth Portfolio Class I
2021	1,715	90.90	-	140.88	220,261	—	0.10	-	0.10
2020	1,726	90.80	-	140.74	225,517	—	117.31	-	117.31
2019	2,144	41.79	-	64.76	126,470	—	31.81	-	31.81
2018	2,288	31.70	-	49.14	105,770	—	7.54	-	7.54
2017	2,280	29.48	-	45.69	100,950	—	43.15	-	43.15
Morgan Stanley VIF U.S. Real Estate Portfolio Class I
2021	2,732	61.98	-	61.98	169,299	2.07	39.80	-	39.80
2020	2,678	44.33	-	44.33	118,717	2.90	(16.85)	-	(16.85)
2019	2,708	53.32	-	53.32	144,392	1.89	18.94	-	18.94
2018	2,769	44.83	-	44.83	124,100	2.77	(7.71)	-	(7.71)
2017	2,663	48.57	-	48.57	129,378	1.50	3.11	-	3.11
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2021	28,712	15.88	-	24.82	639,629	1.37	18.60	-	18.60
2020	24,867	13.39	-	20.93	495,840	2.28	10.34	-	10.34
2019	20,950	12.14	-	29.37	391,038	1.90	22.44	-	22.44
2018	19,479	9.91	-	23.99	301,592	1.70	(9.17)	-	(6.59)
2017	17,338	17.05	-	17.05	295,675	1.55	20.17	-	20.17

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
Morningstar Balanced ETF Asset Allocation Portfolio Class I
2021	23,803	$14.06	-	$21.46	$ 469,957	1.72%	11.00	-	11.00%
2020	20,226	12.67	-	19.33	373,956	2.47	9.41	-	9.41
2019	18,565	11.58	-	23.30	322,243	2.15	8.28	-	16.57
2018	21,947	15.16	-	19.99	332,610	2.27	(6.02)	-	(6.02)
2017	21,160	16.13	-	16.13	341,249	2.02	13.65	-	13.65
Morningstar Conservative ETF Asset Allocation Portfolio Class I
2021	4,737	11.99	-	16.24	76,471	1.72	0.28	-	2.51
2020	4,221	15.84	-	15.84	66,860	2.06	6.80	-	6.80
2019	4,258	14.83	-	16.04	63,151	2.18	9.75	-	9.75
2018	4,304	13.51	-	14.61	58,170	2.44	(2.09)	-	(2.09)
2017	4,012	13.80	-	14.92	55,380	2.18	6.45	-	6.45
Morningstar Growth ETF Asset Allocation Portfolio Class I
2021	56,597	15.12	-	34.40	1,194,438	1.55	15.09	-	15.09
2020	47,038	13.14	-	29.89	898,991	2.45	10.26	-	10.26
2019	40,620	11.92	-	27.11	717,516	2.15	20.14	-	20.14
2018	35,172	9.92	-	22.57	526,414	1.88	(7.85)	-	(6.54)
2017	28,954	16.83	-	24.49	494,512	1.66	17.68	-	17.68
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2021	11,498	13.08	-	18.81	210,955	1.91	6.66	-	6.66
2020	9,770	12.26	-	17.63	170,169	2.71	8.73	-	8.73
2019	8,574	11.28	-	19.30	137,616	2.06	6.69	-	13.19
2018	10,287	14.33	-	17.05	147,394	2.69	(3.99)	-	(3.99)
2017	8,870	14.92	-	14.92	132,374	2.11	10.12	-	10.12
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2021	2,251	25.74	-	25.74	57,936	1.59	(1.96)	-	(1.96)
2020	2,152	26.25	-	26.25	56,503	5.92	5.56	-	5.56
2019	2,042	24.87	-	24.87	50,788	1.77	7.01	-	7.01
2018	2,010	23.24	-	23.24	46,711	1.32	2.12	-	2.12
2017	2,003	22.76	-	22.76	45,606	4.89	2.76	-	2.76
PIMCO VIT Real Return Portfolio Admin. Shares
2021	8,489	22.14	-	22.14	187,972	5.01	5.59	-	5.59
2020	7,589	20.97	-	20.97	159,150	1.43	11.71	-	11.71
2019	7,425	18.77	-	18.77	139,372	1.68	8.44	-	8.44
2018	7,497	17.31	-	17.31	129,776	2.46	(2.20)	-	(2.20)
2017	6,729	17.70	-	17.70	119,121	2.39	3.66	-	3.66

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
PIMCO VIT Total Return Portfolio Admin. Shares
2021	12,457	$25.49	-	$25.49	$ 317,478	1.82%	(1.27)	-	(1.27	) %
2020	11,401	25.81	-	25.81	294,290	2.12	8.65	-	8.65
2019	11,435	23.76	-	23.76	271,687	3.01	8.36	-	8.36
2018	11,733	21.93	-	21.93	257,247	2.55	(0.53)	-	(0.53)
2017	10,834	22.04	-	22.04	238,806	2.04	4.92	-	4.92
Putnam VT High Yield Fund Class IA
2021	2,511	38.86	-	38.86	97,581	4.78	5.20	-	5.20
2020	2,379	36.94	-	36.94	87,899	5.68	5.50	-	5.50
2019	2,438	35.02	-	35.02	85,386	5.86	14.55	-	14.55
2018	2,386	30.57	-	30.57	72,919	5.83	(3.59)	-	(3.59)
2017	2,658	31.71	-	31.71	84,303	5.92	7.22	-	7.22
Putnam VT International Value Fund Class IA
2021	1,032	36.54	-	36.54	37,706	2.11	15.28	-	15.28
2020	984	31.70	-	31.70	31,176	2.87	4.23	-	4.23
2019	1,103	30.41	-	30.41	33,551	2.82	20.44	-	20.44
2018	1,041	25.25	-	25.25	26,266	2.21	(17.38)	-	(17.38)
2017	961	30.56	-	30.56	29,353	1.64	25.06	-	25.06
T. Rowe Price Blue Chip Growth Portfolio I
2021	4,866	80.12	-	80.12	389,897	—	17.62	-	17.62
2020	5,073	68.12	-	68.12	345,579	—	34.28	-	34.28
2019	5,605	50.73	-	50.73	284,364	—	29.89	-	29.89
2018	7,154	39.06	-	39.06	279,421	—	1.92	-	1.92
2017	6,640	38.32	-	38.32	254,468	—	36.17	-	36.17
T. Rowe Price Equity Income Portfolio I
2021	10,764	57.70	-	57.70	621,076	1.58	25.55	-	25.55
2020	11,424	45.96	-	45.96	525,020	2.35	1.18	-	1.18
2019	11,383	45.42	-	45.42	517,012	2.33	26.40	-	26.40
2018	11,974	35.93	-	35.93	430,276	2.03	(9.50)	-	(9.50)
2017	11,982	39.71	-	39.71	475,764	1.78	16.02	-	16.02
VanEck VIP Emerging Markets Fund Initial Class
2021	3,013	44.38	-	44.38	133,721	0.92	(11.87)	-	(11.87)
2020	3,130	50.36	-	50.36	157,637	2.05	17.25	-	17.25
2019	3,167	42.95	-	42.95	136,013	0.47	30.60	-	30.60
2018	3,462	32.89	-	32.89	113,849	0.28	(23.49)	-	(23.49)
2017	3,302	42.98	-	42.98	141,927	0.41	51.03	-	51.03

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
VanEck VIP Global Resources Fund - Initial Class
2021	2,969	$31.37	-	$31.37	$ 93,164	0.42%	18.92	-	18.92%
2020	2,816	26.38	-	26.38	74,290	0.99	19.11	-	19.11
2019	2,246	22.15	-	22.15	49,749	—	11.87	-	11.87
2018	1,979	19.80	-	19.80	39,193	—	(28.28)	-	(28.28)
2017	1,722	27.61	-	27.61	47,522	—	(1.70)	-	(1.70)

PART C

OTHER INFORMATION

Item 30. EXHIBITS

(a)(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Variable Life Separate Account A dated August 1, 1996. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)

(2) Board of Directors Resolution approving plan of merger – ALNY Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No.  333-260642)

(3) Board of Directors Resolution approving plan of merger – WRNY Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260642)

(b) Not Applicable

(c)  (i) Form of Principal Underwriting Agreement. Previously filed in Pre-Effective Amendment No.  1 to this Registration Statement (File No. 333-100934) dated June 30, 2003.

(ii) Amendment to Amended and Restated Principal Underwriting Agreement Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260642)

(iii) Form of Selling Agreement. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100934) dated June 30, 2003.

(iv) Form of Schedule of Sales Commissions. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100934) dated June 30, 2003

(d) Form of Contract for the Consultant Accumulator Flexible Premium Variable Universal Life Policy. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)

(e) Form of Application for the Consultant Accumulator Flexible Premium Variable Universal Life Policy Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)

(f) Amended and Restated Charter of Wilton Reassurance Life Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260642)

(g) Not Applicable

(h) Fund Participation Agreements:

(1)	Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Allstate Life Insurance Company of New York, and Allstate Life Financial Services, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(2)	Participation Agreement among the Alger American Fund, Allstate Life Insurance Company of New York & Fred Alger and Company, Incorporated. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(3)	Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(4)	Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(5)	Fund Participation Agreement (Service Shares) between Janus Aspen Series and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(6)	Participation Agreement among Allstate Life Insurance Company of New York, Lazard Asset Management and Lazard Retirement Series, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(7)	Participation Agreement between Allstate Life Insurance Company of New York, LSA Variable Series Trust and LSA Asset Management, LLC. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(8)	Participation Agreement among MFS Variable Insurance Trust, Allstate Life Insurance Company of New York, and Massachusetts Financial Services Company. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(9)	Participation Agreement between Allstate Life Insurance Company of New York and OCC Accumulation Trust. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(10)	Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)

(11)	Participation Agreement among Panorama Series Fund, OppenheimerFunds, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(12)	Participation Agreement among PIMCO Variable Insurance Trust, Allstate Life Insurance Company of New York and PIMCO Funds Distributor LLC. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(13)	Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(14)	Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(15)	Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(16)	Fund Participation Agreement between Allstate Life Insurance Company of New York and Deutsche Asset Management, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(17)	Participation Agreement between Scudder Variable Series I, Deutsche Investment Management Americas Inc., Scudder Distributors, Inc. and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(18)	Participation Agreement among Allstate Life Insurance Company of New York, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(19)	Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Allstate Life Insurance Company of New York. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)
(20)	Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Universal Institutional Funds, and Van Kampen Asset Management, Inc. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)

(21)	Participation Agreement between Financial Investors Variable Insurance Trust and Allstate Life Insurance Company of New York. Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-100934) dated April 30, 2009.

(22)	Participation Agreement between AIM Variable Insurance Funds and , Inc.. and Allstate Life Financial Services, Inc. (filed herewith)

(23)	Participation Agreement between Fidelity(R) Variable Insurance Products Fund III and Allstate Life Insurance Company of New York. (filed herewith)

(24)	Amendments to Participation Agreements between Fidelity ® Variable Insurance Products Funds and Allstate Life Insurance Company of New York (filed herewith)

(25)	Participation Agreement between Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., ALPS Distributors, Inc. and Allstate Life Insurance Company of New York (filed herewith)

(26)	Amendment to Participation Agreement between Universal Institutional Funds, Inc, Morgan Stanley Investment Management, Inc. and Allstate Life Insurance Company of New York (filed herewith)

(27)	Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust and Allstate Life Insurance Company of New York (filed herewith)

(28)	Participation Agreement between MFS Variable Insurance Trust and Allstate Life Insurance Company of New York (filed herewith)

(29)	Participation Agreement between PIMCO Variable Insurance Trust and Allstate Life Insurance Company of New York (filed herewith)

(30)	Amendment to Participation Agreement between Putnam Variable Insurance Trust and Allstate Life Insurance Company of New York (filed herewith)

(31)	Participation Agreement between Van Eck Worldwide Insurance Trust and Allstate Life Insurance Company of New York (filed herewith)

(i) Service Agreement among Allstate Life Insurance Company of New York, Intramerica Life Insurance Company and Wilton Re Services, Inc., effective October 1, 2021. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260642)

(j) Not Applicable

(k) Opinion and Consent of Counsel. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260642)

(l)  (1) Actuarial Opinion and Consent. Previously filed in Pre-Effective Amendment No.  1 to this Registration Statement (File No. 333-100934) dated June 30, 2003).

(m) Sample Calculation. Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-100934) dated June 30, 2003.

(n) Other Consents:

(1) Consent of Independent Auditors (filed herewith)
(2) Consent of Independent Registered Public Accounting Firm (filed herewith)

(o) Not Applicable

(p) Not Applicable

(q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii). Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934)

(r) Form of Initial Summary Prospectus – Not Applicable

(99)(a) Power of Attorney Fleitz, Ponomarev, Braun, Sheefel, Lash, Schreiner, Overbeeke, Quinn, Deutsch, Sarlitto, Fahr Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(b) Power of Attorney Dwyer, Moser Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed February 10, 2022 (File No. 333-260638, 811-21250).

Item 31. EXECUTIVE OFFICERS AND DIRECTORS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the directors and officers of Wilton Reassurance Life Company of New York is 20 Glover Avenue, 4th Floor, Norwalk, CT 06850.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICE WITH DEPOSITOR OF THE ACCOUNT
Michael E. Fleitz	Director and Chairman of the Board
Dmitri Ponomarev	Director and Vice Chairman
Perry H. Braun	Director, Senior Vice President, Chief Investment Officer
Scott Sheefel	Director, President

Steven D. Lash	Director, Senior Vice President, Group Chief Financial Officer
Susan Moser	Director
John P. Schreiner*	Director
David Overbeeke*	Director
John J. Quinn*	Director
Robert Deutsch*	Director
James R. Dwyer*	Director
Lauren Mak	Senior Vice President, Chief Financial Officer
Enrico Treglia	Senior Vice President, Chief Operating Officer
Robert Buckner	Vice President, Valuation Actuary, Illustration Actuary
Robert Fahr	Vice President, Controller
Cathleen Manka	Tax Director
Patricia Harrigan	Secretary
Jaime Merritt	Assistant Secretary
Craig Mills	Assistant Secretary
Steven Hancock**	Chief Information Security Officer
Michael Khoury***	Claims Officer
Brandie Ray***	Claims Officer
Cindy Sumner***	Claims Officer

Individuals marked with an * are outside directors whose address is c/o WRNY, 800 Westchester Avenue, Suite 641 N, Rye Brook, NY 10573. The principal business address for individuals marked with ** is 5000 Yonge Street, Toronto, Ontario. The principal business address for individuals marked with *** is 900 Washington Ave., Waco, TX 76701.

Item 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wilton Re Group Corporate Organization
as of November 1, 2021

Canada Pension Plan Investment Board
CPP Investment Board (USRe VI) Inc.
Note 2, 4
Wilton Re Ltd. (Nova Scotia)
Members of Wilton Re Management
0% Voting 100% Economic Interest
Note 2
Note 1
Note 5
Note 6
Wilton Re Overseas Limited (Bermuda Reinsurer)
Wilton Reinsurance Bermuda Limited (Bermuda Reinsurer)
Wilton Re U.S. Holdings Trust (Ontario Trust) Note 3
Proj Fox Acquisition Inc. (Nova Scotia)
3A
Mills Creek LLC (Delaware)
Wilton Re U.S. Holdings, Inc. (Delaware) Note 4
Wilton Reassurance Company (Minnesota Insurer)
Wilton Re Services, Inc. (Delaware)
Wilton Re Finance LLC (Delaware)
Wilcac Structured Settlements, Inc. (Illinois)
Wilton Re Assignment Illinois, Inc. (Illinois)
Wilton Re Assignment Kentucky, Inc. (Kentucky)
Wilton Re Annuity Service Corporation (New Mexico)
Wilton Re Structured Settlements, Inc. (Kentucky)
Redding Reassurance Company 3 LLC (Missouri SPLRC)
Wilton Reassurance Life Company of New York (New York Insurer)
Note 7
Texas Life Insurance Company (Texas Insurer)
Wilcac Life Insurance Company (Illinois Insurer)

100% ownership unless otherwise noted.

Note 1 Wilton Re Ltd.'s shares represent 96% and 77%, respectively of the aggregate economic and voting rights associated with Wilton Re Bermuda's common shares. Wilton Re U.S. Holding's shares represent 4% and 23%, respectively of the aggregate economic and voting rights associated with Wilton Re Bermuda's common shares.

Note 2 CPP Investment Board (USRe VI) Inc. holds approximately 93.3% voting common and 100% non-voting shares.

Note 3 WRUSH Trust governed by five designated trustees. See governing trust agreement for control features.

Note 4 Excludes certain shares or voting arrangements which do not affect control or beneficial ownership.

Note 5 Wilton Re Ltd. owns voting shares (88.28%); economic shares (100%) of Proj Fox Acquisition Inc.

Note 6 Members of Wilton Re management own voting shares (11.78%); economic shares (0%) of Proj Fox Acquisition Inc.

Note7 Allstate Life Insurance Company of New York and Intramerica Life Insurance Company were merged with and into Wilton Reassurance Life Company of New York effective November 1, 2021.

Item 33: INDEMNIFICATION

The Amended and Restated Charter of Wilton Reassurance Life Company of New York (Depositor) provide for the indemnification of its directors against damages for breach of duty as a director, so long as such person acts or omissions were not in bad faith or involve intentional misconduct or acts or omissions that such person know or reasonable should have known violated the Insurance law or that constituted a knowing violation of any other law that such person personally gain in fact a financial profit or other advantage to which such person was not legally entitled.

Under the terms of the underwriting agreement, the Depositor agrees to indemnify the Distributor for any act or omission in the course of or in connection with rendering services under the underwriting agreement or arising out of the purchase , retention or surrender of a contract; provided however that the company will not indemnify Distributor for any such liability that results from the willful misfeasance, bad faith or gross negligence of Distributors or from the reckless disregard by Distributors of its duties and obligations arising under the underwriting agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. PRINCIPAL UNDERWRITERS

Everlake Distributors, LLC , f/k/a Allstate Distributors, L.L.C., (“Everlake”) serves as principal underwriter and distributor of the Policies.

In addition to Allstate Life of New York Variable Life Separate Account A, Everlake serves as the principal distributor of certain life insurance policies and the following separate accounts:

•	Allstate Life Variable Life Separate Account A

•	Intramerica Variable Annuity Account

•	Everlake Assurance Co Variable Life Separate Account

•	Everlake Life Insurance Co Variable Annuity Separate Account C

•	Everlake Life Variable Life Separate Account A

•	Everlake Financial Advisors Separate Account I

•	Lincoln Benefit Life Variable Annuity Account

•	Lincoln Benefit Life Variable Life Account

The following are the directors and officers of Everlake. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Suite 303, Northbrook, IL 60062.

Name	Position with Distributor
Tyler Earl Baxter Largey	Manager and Chairman of the Board
Angela Kay Fontana	Manager
Rebecca Diane Kennedy	Manager, President
Julie Ann Harrigan	Treasurer, Controller, FINOP
Patrick Joseph Jeneske	Chief Compliance Officer

Therese Marie Kirchhoff	AML Officer

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation
Everlake Distributors, LLC.	$0	$0	$0	$0

Item 35. LOCATION OF ACCOUNTS AND RECORDS

Omitted.

Item 36. MANAGEMENT SERVICES

None.

Item 37. FEE REPRESENTATION

Wilton Reassurance Life Company of New York hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Wilton Reassurance Life Company of New York.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Norwalk, State of Connecticut, on the 25th day of April, 2022.

ALLSTATE LIFE OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A (Registrant)

By: /s/ Michael E. Fleitz

Michael E. Fleitz

Director and Chairman of the Board

Wilton Reassurance Life Company

of New York

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(Depositor)

By: /s/ Michael E. Fleitz

Michael E. Fleitz

Director and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the 25th day of April, 2022.

Signature	Title	Date

_____*______________________	Director and Chairman of the Board	4/25/22
Michael E. Fleitz	(Principal Executive Officer)

_____*______________________	Director and Vice Chairman	4/25/22
Dmitri Ponomarev

_____*______________________	Director, Senior Vice President, Chief	4/25/22
Perry H. Braun	Investment Officer

______*_____________________	Director, President	4/25/22
Scott Sheefel

______*_____________________	Director, Group Chief Financial Officer,	4/25/22
Steven D. Lash	Senior Vice President

______*_____________________	Director	4/25/22
Susan Moser

______*_____________________	Vice President, Controller	4/25/22
Robert Fahr

______*_____________________	Director	4/25/22
John P. Schreiner

______*_____________________	Director	4/25/22
David Overbeeke

______*_____________________	Director	4/25/22
John J. Quinn

______*____________________	Director	4/25/22
Robert Deutsch

______*_____________________	Director	4/25/22
James R. Dwyer

___/s/ Karen Carpenter______________________________ *Signed by Karen Carpenter as Attorney in Fact

EXHIBIT INDEX

EXHIBIT NO.

30(h)(22)	Participation Agreement between AIM Variable Insurance Funds and , Inc.. and Allstate Life Financial Services, Inc.
30(h)(23)	Participation Agreement between Fidelity(R) Variable Insurance Products Fund III and Allstate Life Insurance Company of New York.
30(h)(24)	Amendments to Participation Agreements between Fidelity ® Variable Insurance Products Funds and Allstate Life Insurance Company of New York
30(h)(25)	Participation Agreement between Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., ALPS Distributors, Inc. and Allstate Life Insurance Company of New York
30(h)(26)	Amendment to Participation Agreement between Universal Institutional Funds, Inc, Morgan Stanley Investment Management, Inc. and Allstate Life Insurance Company of New York
30(h)(27)	Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust and Allstate Life Insurance Company of New York
30(h)(28)	Participation Agreement between MFS Variable Insurance Trust and Allstate Life Insurance Company of New York
30(h)(29)	Participation Agreement between PIMCO Variable Insurance Trust and Allstate Life Insurance Company of New York
30(h)(30)	Amendment to Participation Agreement between Putnam Variable Insurance Trust and Allstate Life Insurance Company of New York
30(h)(31)	Participation Agreement between Van Eck Worldwide Insurance Trust and Allstate Life Insurance Company of New York

30(n)(1)	Consent of Independent Auditor
30(n)(2)	Consent of Independent Registered Public Accounting Firm